Putnam
Asset
Allocation
Funds

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


Performance highlights

  Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                              25%
Small-cap growth stocks                              15
Value stocks                                         25
International equities                               15
Domestic fixed-income securities                      5
International fixed-income securities                 5
High-yield securities                                 5
Cash and money market securities                      5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                              20%
Small-cap growth stocks                              10
Value stocks                                         20
International equities                               15
Domestic fixed-income securities                     10
International fixed-income securities                10
High-yield securities                                10
Cash and money market securities                      5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment for investors concerned about maintaining their purchasing power.


Targeted portfolio structure*
----------------------------
Large-cap growth stocks                              10%
Small-cap growth stocks                               5
Value stocks                                         10
International equities                               10
Domestic fixed-income securities                     35
International fixed-income securities                15
High-yield securities                                10
Cash and money market securities                      5


* The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The dramatic shifts in worldwide markets, economies, and investor perceptions over the fiscal year that ended on September 30, 1999, once again demonstrated the advantages of an investment in Putnam Asset Allocation Funds. The management team literally has a universe of global proportions from which it can select the holdings for each of the three portfolios.

The task was particularly challenging during the funds' fiscal year in the midst of market volatility and economic uncertainties throughout the world. However, the funds' managers have the distinct advantage of access to Putnam's full scope of market, credit, economic, and industry research. The results on the following pages suggest the value of this expertise. I believe you will find the discussions and performance tables to be informative reading.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999


Report from the Fund Manager
William J. Landes

As Putnam Asset Allocation Funds' fiscal year closed on September 30, 1999, many of the world's economies showed signs of renewed strength. In fact, economic revival was most pronounced in some of the Asian and Latin American countries hit hardest in last fall's global financial crisis. Over the past several years, the world's deflationary environment has been especially supportive of low interest rates, high stock valuations, and growth-led industries. While accelerating global growth has rekindled some inflationary fears, actual data still show these fears to be unrealized in most of the world.

Many equity markets rebounded over the period, but not without bouts of volatility and significant changes in market leadership. Among the world's fixed-income markets, resurgent growth brought concerns about inflation to some and outperformance to others. See the performance summary that begins on page 9 for a detailed overview of each portfolio's performance.

* U.S. EQUITY MARKET LEADERSHIP SHIFTS AND BONDS EXPERIENCE FLIGHT TO QUALITY REVERSAL

U.S. equities again led the world, as the U.S. stock market expansion remained strong. After a particularly difficult period, the U.S. bond market may gain appeal as a safe haven with concerns over Y2K issues likely to grow in the coming months.

Stocks: After faltering in the wake of renewed global financial crisis during the fall of 1998, U.S. stocks resumed their advance into 1999. Equities surged to new highs as strong economic fundamentals helped push up prices while the U.S. unemployment rate fell to a record 29-year low. U.S. gross domestic product (GDP) surged at a higher-than-expected rate and consumer confidence brightened. In May, the Dow Jones Industrial Average reached 11,000 for the first time, although interest-rate concerns produced a 450-point slide by the end of May. The Fed initiated a modest quarter of a percentage point interest-rate increase in June -- the first in two years -- followed by a similar increase in August. The equity market's initial anxiety over the rate increase subsided quickly, and stocks continued to perform solidly.

For the first half of the portfolios' fiscal year, a group of large-capitalization growth stocks continued to fuel the market's rise. Then as the fiscal year's midpoint approached, stronger-than-anticipated U.S. economic data and stabilizing international economies precipitated a change in market leadership from large-cap growth to cyclical, value-oriented stocks. However, after broadening, U.S. equity markets again narrowed toward the end of the period as large-cap growth stocks moved back into the lead. By late September, fewer than 240 stocks and only 4 of 11 industry groups in the S&P 500 produced gains year to date.

Bonds: The flight to quality in the fall of 1998 reversed itself in 1999 as signs of sustained U.S. economic strength and expanding global growth concerned inflation-wary bond investors. The resulting decline in bond prices pushed yields higher on virtually all investment-grade securities. The Fed's signaling of an intention to raise U.S. short-term rates fueled the rising yields, but its modest increases in June and August heartened bond investors. With their concern last fall over a worldwide recession seeming but a distant memory in the spring and summer of 1999, investors regained some of their appetite for risk. The result was improved performance for the bond market's so-called spread sectors. Consequently, positions in mortgage-backed, asset-backed, corporate, and high-yield bonds added value to the portfolios.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

GROWTH OF A $10,000 INVESTMENT

                                                     Salomon Brothers
                First Boston      Lehman Brothers        Non-U.S.
                 High Yield          Aggregate      World Government
Date             Bond Index1        Bond Index2        Bond Index3

9/30/98            10,000              10,000            10,000
10/98               9,801               9,947            10,451
11/98              10,298              10,004            10,238
12/98              10,274              10,034            10,527
1/99               10,371              10,105            10,362
2/99               10,349               9,929             9,998
3/99               10,443               9,984            10,017
4/99               10,674              10,016            10,002
5/99               10,559               9,928             9,801
6/99               10,564               9,896             9,568
7/99               10,569               9,854             9,904
8/99               10,475               9,849             9,967
9/30/99           $10,395              $9,963           $10,153

Footnote reads:
1 First Boston High Yield Bond Index. 2 Lehman Brothers Aggregate Bond Index. 3 Salomon Brothers Non-U.S. World Government Bond Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.


The booming economy continued to provide a favorable backdrop for high-yield issues, which tend to be influenced as much by the financial health of their issuers as by interest-rate movements. Despite the high-yield market's overall strength, the default rate has been rising in recent months. A few highly leveraged issuers that have concentrated in commodity-related industries, particularly energy, are succumbing to cash flow pressures. These, in turn, were brought on by tightened lending standards in the wake of last fall's global financial crisis. Among high-yield industry sectors, telecommunications outperformed, while health-care and energy sectors lagged.

* EMERGING MARKETS LEAD INTERNATIONAL SECTOR

International equity markets were unusually attractive during the period, since the U.S. market corrected far more severely than the markets of other countries. Foreign bond markets, with the exception of Japan's, languished along with U.S. bond markets during the period.

Stocks: The U.S. stock market's shift in leadership from large-cap growth to value-oriented cyclical stocks in the spring of 1999 was emulated by most international stock markets over the past few months. The strongest performers proved to be those markets hit hardest by last fall's financial tumult -- Asia and Latin America. The main story in Latin America has been the remarkable resilience of the Brazilian economy. Inflation has remained surprisingly controlled in that country and lower than expected in other Latin American countries, notably Mexico. This environment has produced significant decreases in interest rates, thus providing a positive backdrop for stock market performance. In Asia, many economies continued to benefit from a sharp decline in interest rates late last year, and many equity markets in that region staged impressive rallies over the period. The Japanese market rallied quite strongly as corporate restructuring and an increased attention to shareholder value revitalized investor interest.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT WORLD EQUITY
MARKETS]

WORLD EQUITY MARKETS

GROWTH OF A $10,000 INVESTMENT

                 Standard & Poor's     Russell 2000         MSCI EAFE
Date                500 Index1            Index2             Index3

9/30/98               10,000              10,000             10,000
10/98                 10,813              10,408             11,042
11/98                 11,469              10,953             11,608
12/98                 12,130              11,631             12,066
1/99                  12,637              11,785             12,030
2/99                  12,224              10,831             11,744
3/99                  12,734              11,000             12,234
4/99                  13,227              11,986             12,730
5/99                  12,915              12,161             12,074
6/99                  13,632              12,711             12,545
7/99                  13,206              12,362             12,918
8/99                  13,141              11,904             12,965
9/30/99              $12,780             $11,907            $13,095

Footnote reads:
1 Standard & Poor's 500(R) Index. 2 Russell 2000 Index. 3 Morgan Stanley Capital International (MSCI) EAFE Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.


Despite a smooth launch for the new euro, European stock markets got off to a disappointing start in 1999 after a superb 1998. Equity markets rebounded in February, but the strengthening of the U.S. dollar against the euro more than offset any local currency gains.

Bonds: The accelerating pace of global economic growth was bad news for bond markets worldwide during the period. Concerns that interest rates would be raised or the easing of rates curtailed by central banks to head off inflation drove yields higher. European markets were the worst performers, since investors there had not built expectations of rate increases into bond prices to the same degree as they had in the U.S. market. Japan's market fluctuated widely, although on balance it did not decline as much as did other markets. Emerging markets were at first depressed by the anticipation of a raise of interest rates but rallied to deliver strong returns for the period.

* STRATEGY AND OUTLOOK

Despite continued strong corporate earnings, Putnam Management's quantitative models encourage us to maintain the portfolios' underweight positions in U.S. equities. Within equities, we are de-emphasizing U.S. small-cap and international equities to a greater extent than U.S. large-cap equities.

We believe that global equity markets are entering a period of possible synchronized growth in all major economic regions. Specifically we look for a continuing recovery in Asian economies, a consumer-led recovery in Europe, and avoidance of a recession in the United States.

European equity valuations are now more reasonable, supported by stronger economic growth and a boost to exports from the weak euro. We favor the consumer sector and financial services companies -- excluding large banks -- that benefit from the growing European investment culture. We believe these shifts will position the portfolios well for upcoming opportunities in the global equity and fixed-income markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 9/30/99, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.


Performance summary

* GROWTH PORTFOLIO




TOTAL RETURNS FOR PERIOD ENDED 9/30/99

Change in value during period plus reinvested distributions

                    Class A            Class B          Class C           Class M
Inception dates     (2/8/94)          (2/16/94)         (9/1/94)          (2/3/95)
                  NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
--------------------------------------------------------------------------------------
1 year           25.55%   18.30%   24.52%   19.52%   24.47%   23.47%   25.05%   20.68%
--------------------------------------------------------------------------------------
5 years         110.82    98.79   103.27   101.27   102.99   102.99   105.59    98.30
Annual average   16.09    14.73    15.24    15.02    15.21    15.21    15.50    14.67
--------------------------------------------------------------------------------------
Life of fund    109.08    97.03   100.64    99.64    99.42    99.42   103.18    96.06
Annual average   13.97    12.78    13.14    13.04    13.02    13.02    13.39    12.68
--------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/99

                      Class A        Class B    Class C        Class M
Share value         NAV     POP        NAV        NAV        NAV     POP
---------------------------------------------------------------------------
9/30/98            $11.76  $12.48     $11.59     $11.50     $11.60  $12.02
---------------------------------------------------------------------------
9/30/99             14.35   15.23      14.12      14.00      14.15   14.66
---------------------------------------------------------------------------

                                         Capital gains
                          Investment   Long         Short
Distributions     Number    income     term          term         Total
---------------------------------------------------------------------------
Class A             1       $0.100   $0.267        $0.006        $0.3730
---------------------------------------------------------------------------
Class B             1        0.009    0.267         0.006         0.2820
---------------------------------------------------------------------------
Class C             1        0.012    0.267         0.006         0.2850
---------------------------------------------------------------------------
Class M             1        0.048    0.267         0.006         0.3210
---------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


Performance summary

* BALANCED PORTFOLIO




TOTAL RETURNS FOR PERIOD ENDED 9/30/99

Change in value during period plus reinvested distributions

                    Class A            Class B           Class C           Class M
Inception dates     (2/7/94)          (2/11/94)          (9/1/94)          (2/6/95)
                  NAV      POP      NAV      CDSC      NAV     CDSC      NAV      POP
--------------------------------------------------------------------------------------
1 year           19.09%   12.25%   18.22%   13.22%    18.14%  17.14%    18.45%   14.26%
--------------------------------------------------------------------------------------
5 years          95.34    84.08    88.20    86.20     87.94   87.94     91.09    84.45
Annual average   14.33    12.98    13.48    13.24     13.45   13.45     13.83    13.03
--------------------------------------------------------------------------------------
Life of fund     92.48    81.38    84.64    83.64     83.52   83.52     87.62    81.05
Annual average   12.31    11.13    11.49    11.38     11.37   11.37     11.80    11.10
--------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/99

                      Class A        Class B    Class C        Class M
Share value         NAV     POP        NAV        NAV        NAV     POP
------------------------------------------------------------------------------
9/30/98            $10.66   $11.31   $10.61      $10.56     $10.65   $11.04
------------------------------------------------------------------------------
9/30/99             12.28    13.03    12.22       12.15      12.26    12.70
------------------------------------------------------------------------------

                                         Capital gains
                          Investment   Long         Short
Distributions     Number    income     term         term          Total
------------------------------------------------------------------------------
Class A             4       $0.214   $0.181           --         $0.3950
------------------------------------------------------------------------------
Class B             4        0.130    0.181           --          0.311
------------------------------------------------------------------------------
Class C             4        0.128    0.181           --          0.3090
------------------------------------------------------------------------------
Class M             4        0.156    0.181           --          0.3370
------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


Performance summary




* CONSERVATIVE PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 9/30/99

Change in value during period plus reinvested distributions

                    Class A            Class B           Class C           Class M
Inception dates     (2/7/94)          (2/18/94)          (9/1/94)          (2/7/95)
                  NAV      POP      NAV      CDSC      NAV     CDSC      NAV      POP
--------------------------------------------------------------------------------------
1 year           11.05%   4.65%    10.29%   5.29%    10.34%   9.34%     10.56%   6.74%
--------------------------------------------------------------------------------------
5 years          66.56   57.02     60.49   58.49     60.62   60.62      62.69   56.97
Annual average   10.74    9.44      9.92    9.65      9.94    9.94      10.22    9.44
--------------------------------------------------------------------------------------
Life of fund     62.44   53.08     56.02   55.02     55.41   55.41      58.12   52.58
Annual average    8.98    7.84      8.21    8.08      8.13    8.13       8.46    7.78
--------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/99

                      Class A        Class B    Class C        Class M
Share value         NAV     POP        NAV        NAV        NAV     POP
------------------------------------------------------------------------------
9/30/98           $ 9.81   $10.41     $ 9.78    $ 9.75     $ 9.78   $10.13
------------------------------------------------------------------------------
9/30/99            10.40    11.03      10.37     10.34      10.37    10.75
------------------------------------------------------------------------------

                                         Capital gains
                          Investment   Long         Short
Distributions     Number    income     term         term          Total
------------------------------------------------------------------------------
Class A             4       $0.399   $0.082           --         $0.4810
------------------------------------------------------------------------------
Class B             4        0.324    0.082           --          0.4060
------------------------------------------------------------------------------
Class C             4        0.326    0.082           --          0.4080
------------------------------------------------------------------------------
Class M             4        0.350    0.082           --          0.4320
------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 9/30/99

(Cumulative total returns)

                  Lehman Bros.  Standard    Russell  First Boston  Consumer
                   Aggregate    & Poor's      2000    High Yield    price
                  Bond Index    500 Index    Index    Bond Index    index
----------------------------------------------------------------------------
1 year              -0.37%       27.80%      19.07%      3.95%      2.75%
----------------------------------------------------------------------------
5 years             45.85       205.59       79.30      51.18      12.38
Annual average       7.84        25.04       12.39       8.62       2.36
----------------------------------------------------------------------------
Life of fund        39.18       199.49       73.89      47.15      14.84
Annual average       6.01        21.38       10.27       7.06       2.47
----------------------------------------------------------------------------

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.


COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Bond Index is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment

             Growth Portfolio
         (class A shares at POP    Global Growth  Consumer price      S&P 500
Date          since 2/8/94)          Index Mix         Index           Index

2/8/94            9,425                10,000          10,000          10,000
9/30/94           9,346                 9,862          10,219           9,800
9/30/95          11,260                12,006          10,479          12,716
9/30/96          13,367                13,813          10,793          15,301
9/30/97          16,876                17,970          11,026          21,490
9/30/98          15,693                18,432          11,175          23,434
9/30/99         $19,703               $22,725         $11,484         $29,949

Footnote reads:
The Global Growth Index Mix is a combination of the following indexes: 50% represented by the S&P 500, 15% by Russell 2000, 15% by Morgan Stanley Capital International EAFE Index (Europe, Australasia, and the Far East), 5% by Lehman Brothers Aggregate Bond Index, 5% by Salomon Brothers Non-U.S. Government Bond Index, 5% by First Boston High Yield Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Growth Portfolio as of 9/30/99.

Past performance is no assurance of future results. A $10,000 investment in the Growth Portfolio's class B shares would have been valued at $20,064 on 9/30/99 ($19,964 with a redemption at the end of the period).

A $10,000 investment in the Growth Portfolio's class C shares would have been valued at $19,942 on 9/30/99.

A $10,000 investment in the Growth Portfolio's class M shares would have been valued at $19,606 on 9/30/99 at public offering price. ($20,318 at net asset value).


TERMS AND DEFINITIONS

Total return shows how the value of the funds' shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment

          Balanced Portfolio
        (class A shares at POP  Global Balanced   Consumer Price      S&P 500
Date         since 2/7/94)         Index Mix          Index            Index

2/7/94           9,425               10,000           10,000           10,000
9/30/94          9,285                9,885           10,219            9,800
9/30/95         11,024               11,854           10,479           12,716
9/30/96         12,943               13,434           10,793           15,301
9/30/97         16,027               16,894           11,026           21,490
9/30/98         15,230               17,468           11,175           23,434
9/30/99        $18,138              $21,006          $11,484          $29,949

Footnote reads:
The Global Balanced Index Mix is a combination of the following indexes: 40% represented by the S&P 500, 10% by Russell 2000, 15% by Morgan Stanley Capital International EAFE Index (Europe, Australasia, and the Far East), 10% by Lehman Brothers Aggregate Bond Index, 10% by Salomon Brothers Non-U.S. Government Bond Index, 10% by First Boston High Yield Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Balanced Portfolio as of 9/30/99.

Past performance is no assurance of future results. A $10,000 investment in the Balanced Portfolio's class B shares would have been valued at $18,464 on 9/30/99 ($18,364 with a redemption at the end of the period).

A $10,000 investment in the Balanced Portfolio's class C shares would have been valued at $18,352 on 9/30/99.

A $10,000 investment in the Balanced Portfolio's class M shares would have been valued at $18,105 on 9/30/99 at public offering price. ($18,762 at net asset value).


Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment

          Conservative Portfolio      Global                       Lehman Bros.
          (class A shares at POP   Conservative  Consumer Price     Aggregate
Date          since 2/7/94)         Index Mix        Index         Bond Index

2/7/94            9,425               10,000         10,000          10,000
9/30/94           9,191                9,849         10,219           9,384
9/30/95          10,595               11,520         10,479          10,979
9/30/96          11,837               12,618         10,793          11,501
9/30/97          13,881               14,816         11,026          12,747
9/30/98          13,785               15,653         11,175          14,160
9/30/99         $15,308              $17,564        $11,484         $13,918

Footnote reads:
The Global Conservative Index Mix is a combination of the following indexes:
20% represented by the S&P 500, 5% by Russell 2000, 10% by Morgan Stanley Capital International EAFE Index (Europe, Australasia, and the Far East),
35% by Lehman Brothers Aggregate Bond Index, 15% by Salomon Brothers
Non-U.S. Government Bond Index, 10% by First Boston High Yield Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation:
Conservative Portfolio as of 9/30/99.

Past performance is no assurance of future results. A $10,000 investment in the Conservative Portfolio's class B shares would have been valued at $15,602 on 9/30/99 ($15,502 with a redemption at the end of the period).

A $10,000 investment in the Conservative Portfolio's class C shares would have been valued at $15,541 on 9/30/99.

A $10,000 investment in the Conservative Portfolio's class M shares would have been valued $15,258 on 9/30/99 at public offering price. ($15,812 at net asset value).


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30,1999

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statement of assets and liabilities, including the funds' portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio, and Conservative Portfolio) constituting Putnam Asset Allocation Funds (the "trust") at September 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 12, 1999



Portfolio of investments owned
September 30, 1999

                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                80.6%                         66.6%                           36.6%
COMMON STOCKS*                                   Shares         Value        Shares           Value        Shares             Value
Advertising                                                      0.4%                          0.4%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Havas Advertising SA (France)                     1,210  $    290,763         1,626   $     390,728           640     $     153,792
Lamar Advertising Co. (NON)                      73,050     3,615,975        60,500       2,994,750        10,950           542,025
Publicis S.A. (France)                            3,070       714,770         3,757         874,720           978           227,702
WPP Group PLC (United Kingdom)                  301,371     2,802,890       372,858       3,467,753        97,362           905,512
                                                         ------------                  ------------                    ------------
                                                            7,424,398                     7,727,951                       1,829,031

Aerospace and Defense                                            0.9%                          0.7%                            0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                      126,865     5,407,621       123,900       5,281,238        23,190           988,474
Cathay Pacific Airways (Hong Kong)              678,000     1,222,015       831,000       1,497,779       221,000           398,326
Lockheed Martin Corp.                            63,710     2,082,521        62,550       2,044,603        11,715           382,934
Northrop Grumman Corp.                           12,510       795,167        12,140         771,649         2,290           145,558
Raytheon Co. Class A                             40,380     1,958,430        39,020       1,892,470         7,405           359,143
Raytheon Co. Class B                             10,700       530,988        10,700         530,988         2,000           99,250
Smiths Industries PLC (United Kingdom)          180,810     2,555,165       221,452       3,129,508        66,412           938,519
                                                         ------------                  ------------                    ------------
                                                           14,551,907                    15,148,235                       3,312,204

Agriculture                                                       --%                           --%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
PSF Holdings LLC Class A (NON)                    3,305        41,313        12,885         161,063         4,186            52,325

Automotive                                                       0.9%                          0.7%                            0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW)
AG (Germany)                                     30,966       876,400        38,194       1,080,967         9,334           264,171
CSK Auto Corp. (NON)                             69,900     1,524,694        57,800       1,260,763        10,500           229,031
Ford Motor Co.                                   90,494     4,541,668        87,975       4,415,245        16,205           813,288
General Motors Corp.                             69,320     4,362,828        67,365       4,239,785        12,475           785,145
Lear Corp. (NON)                                 27,635       972,407        26,970         949,007         5,120           180,160
Volkswagen AG (Germany)                          37,477     2,097,333        45,868       2,566,920        12,286           687,564
Volkswagen (Germany)                              6,353       201,854         8,078         256,662         2,048            65,071
                                                         ------------                  ------------                    ------------
                                                           14,577,184                    14,769,349                       3,024,430

Basic Industrial Products                                        0.9%                          0.7%                            0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                31,537     1,728,622        30,842       1,690,527         5,741           314,679
Cooper Industries, Inc.                          46,525     2,175,044        45,215       2,113,801         8,365           391,064
Deere (John) & Co.                               46,535     1,800,323        44,665       1,727,977         8,370           323,814
Minnesota Mining & Manufacturing Co.             46,425     4,459,702        45,305       4,352,112         8,390           805,964
Owens-Illinois, Inc. (NON)                       89,450     1,772,228        86,695       1,717,645        16,285           322,647
Parker-Hannifin Corp.                            33,185     1,487,103        32,300       1,447,444         6,130           274,701
Sandvik AB Class A, (Sweden)                     21,000       574,321        25,410         694,928         6,560           179,407
Sandvik AB Class B, (Sweden)                     25,000       688,324        30,230         832,322         7,890           217,235
                                                         ------------                  ------------                    ------------
                                                           14,685,667                    14,576,756                       2,829,511

Broadcasting                                                     2.5%                          2.0%                            1.2%
-----------------------------------------------------------------------------------------------------------------------------------
AMFM, Inc. (NON)                                  1,600        97,400         4,000         243,500         1,400            85,225
Ackerly Group, Inc.                              99,300     1,222,631        81,100         998,544        14,800           182,225
Acme Communications, Inc. (NON)                  69,500     2,154,500        54,300       1,625,810        10,800           329,400
CBS Corp. (NON)                                  90,900     4,204,125        89,600       4,144,000        16,800           777,000
Citadel Communications Corp. (NON)              103,700     3,538,763        85,400       2,914,275        15,500           528,938
Clear Channel Communications, Inc. (NON)         33,000     2,635,875        32,300       2,579,963         6,100           487,238
Comcast Corp. Class A                            76,170     3,037,279        77,100       3,074,363        13,845           552,069
Cumulus Media Inc. Class A (NON)                177,700     5,808,569       143,100       4,677,581        26,400           862,950
Mediaset SPA (Italy)                            165,212     1,692,121       202,911       2,078,239        96,723           990,649
News Corp. Ltd. ADR (Australia)                 126,233     3,589,751       154,394       4,390,579        54,116         1,538,924
Nippon Television Network Corp. (Japan)           3,290     2,352,211         4,010       2,866,980         1,050           750,706
Pegasus Communications Corp. (NON)               63,800     2,878,975        51,500       2,323,938         9,700           437,713
Radio One, Inc. (NON)                            74,200     3,079,300        60,300       2,502,450        11,300           468,950
SAGA Communications Inc. Class A (NON)           74,450     1,712,350        61,616       1,417,168        11,153           256,519
Salem Communications Corp. Class A (NON)        113,600     2,896,800        92,400       2,356,200        17,400           443,700
Spanish Broadcasting System, Inc. (NON)              34        22,100            94          61,100            32            20,800
Television Francaise I (TF1) (France)             4,129     1,158,447         5,048       1,416,285         1,798           504,453
TiVo, Inc. (NON)                                  4,800       143,700         3,700         110,769           700            20,956
Wink Communications, Inc. (NON)                   7,700       336,394         6,200         270,863         1,200            52,425
                                                         ------------                  ------------                    ------------
                                                           42,561,291                    40,052,607                       9,290,840

Building and Construction                                        0.9%                          0.8%                            0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Acciona S.A. (Spain)                              7,610       351,188         9,300         429,179         2,480           114,448
Bouygues S.A. (France)                            9,996     3,179,232        12,280       3,905,659         3,270         1,040,025
CRH PLC (Ireland) (NON)                         170,853     3,280,829       209,106       4,015,387        55,374         1,063,327
Dycom Industries, Inc. (NON)                     88,450     3,731,484        71,750       3,026,953        13,550           571,641
Insituform Technologies, Inc. (NON)              79,700     1,992,500        64,800       1,620,000        12,200           305,000
Lafarge Coppee (France)                          24,682     2,736,207        30,200       3,347,924         7,925           878,556
                                                         ------------                  ------------                    ------------
                                                           15,271,440                    16,345,102                       3,972,997

Business Equipment and Services                                  3.1%                          2.5%                            1.3%
-----------------------------------------------------------------------------------------------------------------------------------
ACT Networks, Inc. (NON)                         99,300       875,081        80,600         710,288        15,100           133,069
AHL Services, Inc. (NON)                         70,700     1,842,619        57,200       1,490,775        10,700           278,869
Avery Dennison Corp.                             12,600       664,650        11,900         627,725         2,200           116,050
BMC Software, Inc. (NON)                         48,200     3,449,313        47,300       3,384,906         8,900           636,906
Braun Consulting, Inc. (NON)                    103,100     1,714,038        82,900       1,378,213        15,900           264,338
Charles River Associates Inc. (NON)              29,700       827,888        25,300         705,238         4,800           133,800
Cisco Systems, Inc. (NON)                       125,600     8,611,450       124,700       8,549,744        23,301         1,597,562
CoStar Group, Inc. (NON)                         74,200     1,771,525        60,400       1,442,050        11,400           272,175
Cunningham Graphics International, Inc. (NON)    54,300       671,963        44,000         544,500         8,200           101,475
Daisytek International Corp. (NON)               65,600       922,500        53,900         757,969        10,100           142,031
EMC Corp.                                        59,400     4,243,388        58,700       4,193,381        11,000           785,813
F.Y.I., Inc. (NON)                               34,500     1,162,219        28,000         943,250         5,300           178,544
Hewlett-Packard Co.                              62,045     5,708,140        60,940       5,606,480        11,475         1,055,700
Macrovision Corp.                                35,500     1,575,313        28,800       1,278,000         5,400           239,625
Mannesmann AG (Germany)                          48,585     7,783,317        59,710       9,565,542        15,802         2,531,480
NCO Group, Inc. (NON)                            48,900     2,298,300        39,700       1,865,900         7,500           352,500
Omnicom Group, Inc.                              11,100       878,981        11,000         871,063         2,100           166,294
ProBusiness Services, Inc. (NON)                 78,050     2,097,594        63,450       1,705,219        11,900           319,813
Provant, Inc. (NON)                              50,486       814,087        40,849         658,690         7,676           123,776
Randstad Holding N.V. (Netherlands)               3,460       177,373         4,240         217,359         1,120            57,416
Xerox Corp.                                      85,480     3,584,818        83,110       3,485,426        15,455           648,144
                                                         ------------                  ------------                    ------------
                                                           51,674,557                    49,981,718                      10,135,380

Cable Television                                                 0.3%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. GDR (Mexico) (NON)           41,160     1,643,828        50,375       2,011,852            --                --
Jones Intercable, Inc. (NON)                     52,500     2,838,281        42,700       2,308,469         8,000           432,500
                                                         ------------                  ------------                    ------------
                                                            4,482,109                     4,320,321                         432,500

Chemicals                                                        2.0%                          1.8%                            1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V. (Netherlands) (NON)             109,946     4,673,409       134,564       5,719,831        35,882         1,525,215
Albany Molecular Research, Inc. (NON)            28,718       721,540        22,700         570,338         4,500           113,063
Clariant AG (Switzerland)                         4,815     2,188,344         5,900       2,681,460         1,549           703,997
Dow Chemical Co.                                 40,700     4,624,538        39,570       4,496,141         7,265           825,486
du Pont (E.I.) de Nemours & Co., Ltd.            49,483     3,012,278        48,168       2,932,227         8,998           547,753
Eastman Chemical Co.                             12,400       496,000        12,260         490,400         2,235            89,400
Hoechst AG (Germany) (NON)                      133,903     5,849,044       164,439       7,182,893        44,010         1,922,410
Merck & Co., Inc.                                60,560     3,925,045        59,715       3,870,278        11,125           721,039
Monsanto Co.                                    115,670     4,127,973       112,995       4,032,509        21,065           751,757
PPG Industries, Inc.                             27,514     1,650,840        27,017       1,621,020         5,012           300,720
Praxair, Inc.                                    56,500     2,599,000        55,900       2,571,400        10,500           483,000
Teijin Ltd. (Japan)                              73,000       352,295        87,000         419,859        26,000           125,475
Union Carbide Corp.                               4,595       261,053         4,570         259,633           850            48,291
                                                         ------------                  ------------                    ------------
                                                           34,481,359                    36,847,989                       8,157,606

Computer Services and Software                                   8.6%                          6.5%                            3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Agile Software Corp. (NON)                        2,800       179,200         2,200         140,800           400            25,600
Allaire Corp. (NON)                              15,100       845,600        12,300         688,800         2,300           128,800
Apple Computer, Inc. (NON)                       42,200     2,671,788        41,800       2,646,463         7,800           493,838
Artesyn Technologies, Inc. (NON)                118,200     2,242,106        97,800       1,855,144        17,700           335,747
Aware, Inc. (NON)                                64,800     1,858,950        52,600       1,508,963        10,000           286,875
BackWeb Technologies Ltd. (Israel) (NON)         21,600       367,200        17,500         297,500         3,300            56,100
Brio Technology, Inc. (NON)                      77,600     1,726,600        63,000       1,401,750        11,900           264,775
BroadVision, Inc. (NON)                          18,600     2,474,963        14,900       1,982,631         2,800           372,575
Business Objects S.A. (France) (NON)             66,700     3,935,300        53,900       3,180,100        10,100           595,900
Catapult Communications Corp. (NON)              28,200       437,100        22,800         353,400         4,300            66,650
Clarent Corp. (NON)                              24,800     1,263,250        20,100       1,023,844         3,800           193,563
Clarify, Inc. (NON)                              42,900     2,158,406        34,800       1,750,875         6,500           327,031
Compaq Computer Corp.                            49,415     1,133,457        48,595       1,114,648         9,090           208,502
Computer Associates International, Inc.          27,203     1,666,184        26,277       1,609,466         4,927           301,779
Computer Network Technology Corp. (NON)         111,100     1,034,619        90,100         839,056        16,800           156,450
Comverse Technology, Inc.                        30,300     2,857,669        30,200       2,848,238         5,600           528,150
Concord Communications, Inc. (NON)               16,200       643,950        13,200         524,700         2,400            95,400
Concur Technologies, Inc. (NON)                  40,900     1,165,650        33,400         951,900         6,000           171,000
DSET Corp. (NON)                                123,300     1,810,969       100,200       1,471,688        18,900           277,594
Dell Computer Corp. (NON)                       177,300     7,413,356       174,100       7,279,556        32,700         1,367,269
Dendrite International, Inc. (NON)               69,800     3,298,050        56,700       2,679,075        10,700           505,575
Digital Insight, Corp. (NON)                      2,900        43,500         2,400          36,000           400             6,000
eGain Communications Corp. (NON)                  4,200        77,700         3,400          62,900           700            12,950
E.piphany, Inc. (NON)                             3,000       146,250         2,400         117,000           400            19,500
Electronic Data Systems Corp.                    69,715     3,690,538        68,020       3,600,809        12,640           669,130
Emulex Corp. (NON)                               98,000     8,415,750        79,500       6,827,063        15,000         1,288,125
Exchange Applications, Inc. (NON)                63,000     1,830,938        50,700       1,473,469         9,400           273,188
Flycast Communications Corp. (NON)               30,700     1,396,850        25,000       1,137,500         4,700           213,850
Fujitsu Ltd. (Japan) (NON)                      101,000     3,154,468       124,000       3,872,813        33,000         1,030,668
Genesys Telecommunications
  Laboratories, Inc. (NON)                      115,300     5,267,769        93,800       4,285,488        17,700           808,669
Globix Corp. (NON)                               81,000     3,786,750        65,800       3,076,150        12,400           579,700
IBM Corp.                                       109,190    13,252,936       106,840      12,967,705        20,089         2,438,302
Informatica Corp. (NON)                          29,800     1,512,350        24,200       1,228,150         4,500           228,375
InterVU Inc. (NON)                               24,700       916,988        19,900         738,788         3,700           137,363
International Integration, Inc. (NON)            20,500       671,375        17,000         556,750         3,200           104,800
Interspeed, Inc. (NON)                            8,662       152,668         7,000         123,375         1,300            22,913
Kana Communications, Inc. (NON)                   1,700        84,788         1,500          74,813           300            14,963
Keynote Systems, Inc. (NON)                       3,100        77,500         2,600          65,000           500            12,500
Lexmark International Group, Inc. Class A        18,900     1,521,450        18,700       1,505,350         3,500           281,750
Micromuse, Inc. (NON)                            53,400     3,430,950        43,100       2,769,175         7,900           507,575
Microsoft Corp. (NON)                           219,800    19,905,638       216,600      19,615,838        40,400         3,658,725
Mission Critical Software, Inc. (NON)             2,200        97,900         1,800          80,100           300            13,350
Misys PLC (United Kingdom)                       51,900       508,751        63,500         622,460        16,800           164,682
Multex.com Inc. (NON)                            31,200       397,800        25,300         322,575         4,800            61,200
NCR Corp.                                        55,900     1,848,194        53,715       1,775,952        10,080           333,270
Net Perceptions, Inc. (NON)                      28,327       485,100        22,806         390,553         4,220            72,268
Netegrity, Inc. (NON)                            39,500       962,813        32,000         780,000         6,000           146,250
nFront, Inc. (NON)                               10,600       117,925         8,500          94,563         1,600            17,800
Novadigm, Inc. (NON)                             46,000       672,750        37,400         546,975         7,100           103,838
Oracle Corp.                                     47,200     2,147,600        46,200       2,102,100         8,700           395,850
Pinnacle Systems, Inc.                           39,000     1,652,625        31,600       1,339,050         5,900           250,013
PRI Automation, Inc. (NON)                       29,400     1,062,075        24,300         877,838         4,500           162,563
Proxicom, Inc. (NON)                             40,700     2,380,950        32,800       1,918,800         6,300           368,550
Quest Software, Inc. (NON)                        8,900       413,850         7,400         344,100         1,400            65,100
RAVISENT Technologies, Inc. (NON)                 7,700       110,688         6,200          89,125         1,200            17,250
Ramp Networks, Inc. (NON)                        37,900       833,800        30,600         673,200         5,700           125,400
Razorfish, Inc. (NON)                            32,000     1,392,000        26,000       1,131,000         4,900           213,150
Seagate Technology, Inc. (NON)                   37,420     1,153,004        36,970       1,139,138         6,940           213,839
Silknet Software, Inc. (NON)                     26,000     1,199,250        21,200         977,850         4,000           184,500
SilverStream Software, Inc. (NON)                 3,400       105,825         2,800          87,150           500            15,563
Spyglass, Inc. (NON)                             44,700       558,750        36,400         455,000         6,800            85,000
Sun Microsystems, Inc. (NON)                     61,400     5,710,200        60,400       5,617,200        11,400         1,060,200
Technology Solutions Co. (NON)                   85,000     1,200,625        68,000         960,500        13,000           183,625
Unisys Corp. (NON)                               71,400     3,221,925        70,900       3,199,363        13,200           595,650
VERITAS Software Corp. (NON)                      2,600       197,438         2,600         197,438           500            37,969
Verity, Inc. (NON)                               49,500     3,406,219        40,300       2,773,144         7,600           522,975
Viant Corp. (NON)                                 7,500       362,813         6,100         295,088         1,100            53,213
Vitria Technology, Inc. (NON)                     3,800       139,650         3,100         113,925           600            22,050
Yahoo! Inc. (NON)                                11,900     2,136,050        11,700       2,100,150         2,200           394,900
                                                         ------------                  ------------                    ------------
                                                          144,998,093                   131,287,070                      24,948,237

Conglomerates                                                    2.0%                          1.7%                            1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Allied-Signal, Inc.                              64,250     3,850,984        63,045       3,778,760        11,795           706,963
Axia Holding Inc. 144A (PIK)                        225         2,925            --              --            --                --
Granada Group PLC (United Kingdom)              400,717     3,430,025       490,968       4,202,549       171,970         1,472,015
Ogden Corp.                                         893         8,930           986           9,860           222             2,220
Securicor Group PLC (United Kingdom)            205,696     2,029,884       251,749       2,484,352        65,988           651,194
Temple Inland, Inc.                               4,600       278,300         4,600         278,300           860            52,030
TRW, Inc.                                        29,390     1,462,153        27,775       1,381,806         5,350           266,163
Tyco International Ltd.                         139,100    14,362,075       136,900      14,134,925        25,700         2,653,525
United Technologies Corp.                       157,610     9,348,243       155,680       9,233,770        28,940         1,716,504
                                                         ------------                  ------------                    ------------
                                                           34,773,519                    35,504,322                       7,520,614

Consumer Durable Goods                                           0.2%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                     41,517       890,021        39,502         846,824         7,387           158,359
Newell Rubbermaid Inc.                           53,620     1,531,521        52,960       1,512,670        10,010           285,911
Whirlpool Corp.                                  20,315     1,326,823        19,565       1,277,839         3,750           244,922
                                                         ------------                  ------------                    ------------
                                                            3,748,365                     3,637,333                         689,192

Consumer Non Durables                                            1.1%                          0.9%                            0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                            79,300     3,627,975        77,700       3,554,775        14,600           667,950
Estee Lauder Cos. Class A                        89,600     3,500,000        88,100       3,441,406        16,600           648,438
Hedstrom Holdings, Inc. 144A (NON)                  910           910         2,729           2,729           910               910
Kimberly-Clark Corp.                             69,670     3,657,675        67,860       3,562,650        12,460           654,150
Philip Morris Cos., Inc.                         78,118     2,670,659        76,585       2,618,250        14,366           491,138
R.J. Reynolds Tobacco Holdings, Inc.              7,834       211,518         7,333         197,991         1,366            36,882
Shiseido Co., Ltd. (Japan) (NON)                179,000     2,677,422       219,000       3,275,729        80,000         1,196,613
Wesley Jessen VisionCare, Inc. (NON)             43,000     1,341,063        35,600       1,110,275         6,600           205,838
                                                         ------------                  ------------                    ------------
                                                           17,687,222                    17,763,805                       3,901,919

Consumer Services                                                1.2%                          0.9%                            0.4%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc (NON)                                 50           500           100           1,000            --                --
America Online, Inc. (NON)                       36,100     3,754,400        35,400       3,681,600         6,700           696,800
Carey International, Inc. (NON)                  58,800     1,470,000        48,100       1,202,500         8,700           217,500
FreeShop.com, Inc. (NON)                          2,500        28,750         2,200          25,300           400             4,600
HomeStore.com, Inc. (NON)                         3,000       125,063         2,500         104,219           500            20,844
Interpublic Group Cos. Inc.                     117,500     4,832,188       115,300       4,741,713        21,700           892,413
MarketWatch.com, Inc. (NON)                      31,000     1,464,750        25,100       1,185,975         4,700           222,075
MemberWorks Inc. (NON)                           16,900       564,038        14,300         477,263         2,550            85,106
On Assignment, Inc. (NON)                        66,000     1,584,000        51,600       1,238,400        10,000           240,000
PJ America Inc. (NON)                            26,000       542,750        22,100         461,338         4,100            85,588
Rent-Way, Inc. (NON)                             65,329     1,241,251        53,103       1,008,957        10,077           191,463
Service Corp. Intl.                             164,801     1,740,707       158,861       1,677,966        29,986           316,723
SportsLine USA, Inc. (NON)                       53,000     1,566,813        43,100       1,274,144         8,100           239,456
Tribune Co.                                      16,500       820,875        16,500         820,875         3,100           154,225
                                                         ------------                  ------------                    ------------
                                                           19,736,085                    17,901,250                       3,366,793

Education                                                        0.2%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Benesse Corp. (Japan)                             9,500     1,893,744        11,600       2,312,361         3,000           598,024
Career Education Corp. (NON)                     28,700       832,300        23,300         675,700         4,400           127,600
                                                         ------------                  ------------                    ------------
                                                            2,726,044                     2,988,061                         725,624

Electronics and Electrical Equipment                             9.1%                          7.3%                            4.0%
-----------------------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc. (NON)                            76,000     2,137,500        61,700       1,735,313        11,700           329,063
ASM Lithography Holding
  N.V. (Netherlands)                              6,490       440,832         7,950         540,002         2,090           141,963
ATMI, Inc. (NON)                                 80,700     3,011,119        66,000       2,462,625        11,900           444,019
Aavid Thermal Technologies, Inc. (NON)               --            --            --              --        12,000           270,750
Act Manufacturing, Inc. (NON)                    82,600     2,070,163        67,200       1,684,200        12,700           318,294
Advantest Corp. (Japan)                          15,100     2,187,582        18,500       2,680,151         4,500           651,929
Alpha Industries, Inc.                           34,200     1,929,094        27,400       1,545,531         5,100           287,672
American Xtal Technology, Inc. (NON)             53,000     1,132,875        43,200         923,400         8,100           173,138
Applied Materials, Inc. (NON)                    47,300     3,674,619        46,400       3,604,700         8,700           675,881
Applied Micro Circuits Corp. (NON)               54,400     3,100,800        44,200       2,519,400         8,200           467,400
Benchmark Electronics, Inc . (NON)               84,900     2,998,031        69,000       2,436,563        13,000           459,063
Credence Systems Corp. (NON)                     80,900     3,630,388        66,100       2,966,238        11,900           534,013
Cree Research, Inc.                              18,300       621,056        14,700         498,881         2,800            95,025
DII Group Inc., (The) (NON)                     118,800     4,180,275        96,700       3,402,631        18,000           633,375
DuPont Photomasks, Inc. (NON)                    23,500     1,082,469        18,500         852,156         4,300           198,069
Emerson Electric Co.                             54,265     3,428,870        52,860       3,340,091         9,820           620,501
Etec Systems, Inc. (NON)                         48,400     1,821,050        39,300       1,478,663         7,500           282,188
General Electric Co.                            141,700    16,800,306       141,500      16,776,594        25,900         3,070,769
Genesis Microchip Inc. (NON)                     81,500     1,441,531        66,300       1,172,681        12,400           219,325
Hadco Corp. (NON)                                56,900     2,460,925        46,600       2,015,450         8,500           367,625
Harmonic Lightwaves, Inc. (NON)                  38,000     4,970,875        30,900       4,042,106         5,800           758,713
Helix Technology Corp.                           92,900     3,088,925        76,000       2,527,000        13,600           452,200
HI/FN, Inc. (NON)                                16,300     1,797,075        13,400       1,477,350         2,500           275,625
Hon Hai Precision Industry (Taiwan) (NON)       130,000       854,344       160,000       1,042,812            --                --
Honeywell, Inc.                                  17,800     1,981,363        17,800       1,981,363         3,300           367,331
Iberdola S.A. (Spain) (NON)                          --            --            --              --        40,057           595,510
Illinois Tool Works, Inc.                         8,600       641,238         8,800         656,150         1,600           119,300
Intel Corp.                                     109,600     8,144,650       107,200       7,966,300        20,200         1,501,113
Micrel, Inc.                                     71,400     3,096,975        58,300       2,528,763        10,900           472,788
Motorola, Inc.                                  138,875    12,221,000       137,010      12,056,880        25,455         2,240,040
Murata Manufacturing Co. Ltd. (Japan)            15,000     1,509,878        19,000       1,912,512         5,000           503,293
Nanometrics, Inc. (NON)                          75,250       677,250        61,420         552,780        11,290           101,610
Nokia Corp. ADR (Finland)                        47,774     4,290,702        47,470       4,263,399         8,846           794,481
Optical Coating Laboratory, Inc.                  1,600       147,300         1,200         110,475           200            18,413
Philips Electronics N.V. (Netherlands) (NON)     30,681     3,096,511        37,691       3,804,002        10,038         1,013,095
Photronics, Inc. (NON)                           59,100     1,326,056        48,000       1,077,000         9,100           204,181
Power Integrations, Inc. (NON)                   49,700     3,441,725        40,900       2,832,325         7,300           505,525
QLogic Corp.                                     24,100     1,682,481        19,600       1,368,325         3,700           258,306
Rockwell International Corp.                     57,345     3,010,613        55,680       2,923,200        10,455           548,888
Rohm Co. Ltd. (Japan)                             9,000     1,883,819        11,800       2,469,897         2,600           544,214
STMicroelectronics N.V. ADR (France)             34,031     2,518,294        41,785       3,092,090        17,414         1,288,636
Samsung Electronics Co. (South Korea)            11,609     1,880,734        14,137       2,290,287            --                --
Schneider SA (France)                            15,700     1,151,934        19,270       1,413,871         5,110           374,929
Sharp Corp. (Japan)                               7,000       112,342         8,000         128,391         2,000            32,098
Siebe PLC (United Kingdom)                      552,791     2,693,450       677,297       3,300,100       177,665           865,665
Sipex Corp. (NON)                                70,500     1,009,031        57,300         820,106        10,800           154,575
Solectron Corp. (NON)                            60,100     4,315,931        59,100       4,244,119        11,100           797,119
Sony Corp. (Japan)                               41,200     6,166,435        50,400       7,543,405        13,300         1,990,621
TDK Corp. (Japan) (NON)                          10,000     1,159,925        13,000       1,507,902         3,000           347,977
Texas Instruments, Inc.                          49,000     4,030,250        48,000       3,948,000         9,000           740,250
Toshiba Corp.                                   424,000     3,163,048       519,000       3,871,750       137,000         1,022,023
TranSwitch Corp. (NON)                           21,900     1,248,300        17,550       1,000,350         3,300           188,100
TriQuint Semiconductor, Inc. (NON)               40,900     2,338,969        32,900       1,881,469         6,200           354,563
Veeco Instruments, Inc. (NON)                    28,100       786,800        22,700         635,600         4,300           120,400
Xilinx, Inc. (NON)                               30,800     2,018,363        30,200       1,979,044         5,700           373,528
Zoran Corp. (NON)                               111,000     3,010,875        90,200       2,446,675        17,000           461,125
                                                         ------------                  ------------                    ------------
                                                          153,616,946                   148,331,068                      30,626,297

Energy-Related                                                   0.1%                          0.1%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (NON)           55,400     1,710,475        45,000       1,389,375         8,500           262,438

Entertainment                                                    1.5%                          1.2%                            0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp. Class A                           32,300     1,405,050        31,500       1,370,250         5,900           256,650
Cinar Films, Inc. Class B (Canada) (NON)         87,300     2,640,825        72,000       2,178,000        13,000           393,250
Disney (Walt) Productions, Inc.                  88,925     2,300,934        86,175       2,229,778        16,170           418,399
EMI Group PLC (United Kingdom)                  323,851     2,366,925       396,358       2,896,855       107,765           787,620
Fitzgerald Gaming Corp.                              --            --         1,338             335           630               158
Sunterra Corp. (NON)                            128,600     1,527,125       103,800       1,232,625        19,700           233,938
Time Warner, Inc.                                94,000     5,710,500        92,600       5,625,450        17,400         1,057,050
Viacom, Inc. Class B (NON)                      198,100     8,369,725       197,420       8,340,995        35,880         1,515,930
Vistana, Inc. (NON)                              81,300     1,219,500        65,300         979,500        12,200           183,000
                                                         ------------                  ------------                    ------------
                                                           25,540,584                    24,853,788                       4,845,995

Environmental Control                                            0.3%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Casella Waste Systems, Inc. (NON)                34,200       570,713        28,000         467,250         5,200            86,775
Vivendi (France)                                 18,821     1,325,650        23,070       1,624,926         6,049           426,059
Waste Management, Inc.                          122,883     2,365,498       120,701       2,323,494        22,685           436,686
                                                         ------------                  ------------                    ------------
                                                            4,261,861                     4,415,670                         949,520

Food and Beverages                                               2.2%                          1.9%                            1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                        73,130     5,123,671        71,685       5,022,430        13,385           937,787
Bass PLC (United Kingdom)                        26,095       314,645        32,186         388,089         8,449           101,875
Coca-Cola Femsa S.A. ADR (Mexico)                30,592       422,552        37,441         517,154            --                --
ConAgra, Inc.                                    16,300       367,769        16,120         363,708         3,015            68,026
Diageo PLC (United Kingdom)                     332,506     3,396,233       406,951       4,156,618       107,403         1,097,020
Diedrich Coffee, Inc. (NON)                      94,600       402,050        76,500         325,125        14,400            61,200
Fomento Economico Mexicano,
  S.A. de C.V. ADR (Mexico)                      22,646       709,103        27,655         865,947            --                --
General Mills, Inc.                              14,215     1,153,192        13,830       1,121,959         2,640           214,170
Groupe Danone (France)                            4,275     1,043,262         5,273       1,286,812         1,469           358,492
Hain Food Group, Inc. (The) (NON)                39,600       980,100        31,800         787,050         5,900           146,025
Heinz (H.J.) Co.                                 67,100     2,885,300        65,550       2,818,650        12,075           519,225
Kellogg Co.                                      81,735     3,059,954        80,300       3,006,231        15,085           564,745
Nabisco Group Holdings Corp.                     68,176     1,022,640        65,896         988,440        12,234           183,510
Nabisco Holdings Corp. Class A                   12,262       423,805        12,064         416,962         2,103            72,685
P.F. Chang's China Bistro, Inc. (NON)            34,880       754,280        28,380         613,718         5,100           110,288
Pepsi Bottling Group, Inc. (The)                 60,505     1,032,367        58,610       1,000,033        11,040           188,370
PepsiCo, Inc.                                    48,230     1,458,958        47,365       1,432,791         8,945           270,586
Quaker Oats Co. (The)                            28,994     1,794,004        28,038       1,734,851         5,285           327,009
Ralston Purina Group                             28,500       792,656        28,400         789,875         5,300           147,406
SYSCO Corp.                                      12,500       438,281        12,400         434,775         2,270            79,592
Sara Lee Corp.                                  149,565     3,505,430       145,605       3,412,617        27,005           632,930
Seagram Co., Ltd.                                47,695     2,170,123        46,640       2,122,120         8,785           399,718
Tesco PLC (United Kingdom) (NON)              1,424,201     4,448,456     1,745,998       5,453,581       559,963         1,749,030
                                                         ------------                  ------------                    ------------
                                                           37,698,831                    39,059,536                       8,229,689

Health Care                                                      0.7%                          0.5%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                              97,165     3,570,814        95,195       3,498,416        17,980           660,765
Allscripts, Inc. (NON)                           16,100       255,588         9,900         157,163         3,200            50,800
Brookdale Living Communities, Inc. (NON)         36,700       527,563        30,300         435,563         5,500            79,063
Laser Vision Centers, Inc.                        3,000        42,094         2,400          33,675           500             7,016
Priority Healthcare Corp. Class B (NON)          88,150     2,721,631        71,650       2,212,194        13,500           416,813
Province Healthcare Co. (NON)                    61,900       711,850        49,600         570,400         9,200           105,800
Renal Care Group, Inc. (NON)                     63,025     1,380,641        50,500       1,106,266         9,125           199,895
Sunrise Assisted Living, Inc. (NON)              36,000       956,250        29,200         775,625         5,500           146,094
Tenet Healthcare Corp. (NON)                    130,760     2,296,473       126,830       2,227,452        23,395           410,875
                                                         ------------                  ------------                    ------------
                                                           12,462,904                    11,016,754                       2,077,121

Hospital Management and
Medical Services                                                 0.5%                          0.3%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Accredo Health, Inc.(NON)                        70,900     2,233,350        56,800       1,789,200        10,600           333,900
Advance Paradigm, Inc. (NON)                     35,600     1,949,100        28,900       1,582,275         5,400           295,650
AmSurg Corp. (NON)                               61,700       393,338        51,100         325,763         9,200            58,650
Eclipsys Corp. (NON)                              3,000        43,125         2,400          34,500           300             4,313
Medquist, Inc. (NON)                             63,600     2,126,625        51,800       1,732,063         9,800           327,688
RehabCare Group, Inc. (NON)                      63,400     1,125,350        51,000         905,250         9,500           168,625
                                                         ------------                  ------------                    ------------
                                                            7,870,888                     6,369,051                       1,188,826

Insurance and Finance                                           10.9%                          9.4%                            5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                         21,015       355,942        20,445         346,287         3,800            64,363
Aetna Inc.                                        7,700       379,225         7,700         379,225         1,400            68,950
Aflac Inc.                                       12,300       515,063        12,100         506,688         2,300            96,313
Allstate Corp.                                   93,297     2,326,594        91,573       2,283,602        17,023           424,511
American Express Co.                             40,700     5,479,238        40,100       5,398,463         7,500         1,009,688
American General Corp.                          104,375     6,595,195       102,250       6,460,922        18,900         1,194,244
American International Group, Inc.               90,493     7,867,235        89,500       7,780,906        16,735         1,454,899
AON Corp.                                        47,850     1,414,566        46,666       1,379,549         8,605           254,385
Associates First Capital Corp.                   38,930     1,401,480        38,470       1,384,920         7,385           265,860
AXA Financial, Inc.                              12,400       692,075        11,700         653,006         2,150           119,997
Axa S.A. (Mexico) (NON)                          18,938     2,402,823        23,199       2,943,452         6,314           801,110
Banc One Corp.                                  124,845     4,346,167       121,638       4,234,558        22,367           778,651
BankAmerica Corp.                               104,718     5,831,484       102,245       5,693,768        19,153         1,066,583
Bank of Ireland (Ireland) (NON)                 114,243       933,388       139,819       1,142,349        37,043           302,649
Bank of Nova Scotia (Canada)                     49,285     1,058,556        60,475       1,298,897            --                --
BankBoston Corp.                                 70,190     3,044,491        68,525       2,972,272        12,555           544,573
Banque Nationale de Paris (France)               17,173     1,374,640        21,041       1,684,261         5,519           441,777
Barclays PLC (United Kingdom)                    88,733     2,604,310       108,622       3,188,052        28,565           838,382
CIGNA Corp.                                      61,865     4,810,004        60,230       4,682,883        11,140           866,135
Capital One Financial Corp.                      53,100     2,070,900        52,500       2,047,500         9,800           382,200
Charter One Financial, Inc.                      78,899     1,824,539        76,757       1,775,006        14,420           333,463
Chase Manhattan Corp.                            12,010       905,254        11,960         901,485         2,218           167,182
Cie Finance Richemont (Switzerland)               2,496     5,068,071         3,055       6,203,108           925         1,878,191
Citigroup, Inc.                                 379,306    16,689,420       371,677      16,353,788        69,566         3,060,860
Comerica, Inc.                                   46,150     2,336,344        45,850       2,321,156         8,600           435,375
DBS Group Holdings Ltd. (Singapore)              81,410       910,680       101,181       1,131,845        26,749           299,223
Dai Ichi Kangyo Ltd. (Japan)                      5,000        62,465         4,000          49,972         2,000            24,986
Fannie Mae                                       55,800     3,497,963        55,580       3,484,171        10,355           649,129
Fifth Third Bancorp                              59,250     3,604,992        58,600       3,565,444        11,000           669,281
First Amercian Corp.                              3,200       137,200         3,400         145,775           600            25,725
First Pacific Co., Ltd. (Hong Kong) (NON)     1,154,000       705,697     1,402,000         857,354       298,000           182,234
First Security Corp.                             51,900     1,234,247        50,400       1,198,575         9,500           225,922
First Union Corp.                                57,240     2,035,598        56,060       1,993,634        12,645           449,688
Firstar Corp.                                   286,467     7,340,707       282,033       7,227,096        52,958         1,357,065
Fleet Financial Group, Inc.                      48,900     1,790,963        48,255       1,767,339         9,055           331,639
Fortis N.V. (Netherlands)                        16,443       532,980        20,146         653,008         5,285           171,307
Fuji Bank Ltd. (The) (Japan) (NON)               97,000     1,180,790       120,000       1,460,771        32,000           389,539
Gilman & Ciocia, Inc. (NON)                      40,000       450,000        30,000         337,500         6,000            67,500
Hartford Financial Services Group                11,800       482,325        11,400         465,975         2,300            94,013
Huntington Bancshares, Inc.                      10,065       267,352         9,944         264,138         1,864            49,513
Industrial Bank Of Japan (Japan)                     --            --            --              --         1,000            12,314
Internationale Nederlanden Groep
  (Netherlands)                                  86,940     4,735,448       106,590       5,805,744        28,503         1,552,501
Investor AB (Sweden)                            152,767     1,821,404       187,368       2,233,944        49,587           591,214
Jefferson-Pilot Corp.                            12,500       789,844        12,165         768,676         2,315           146,279
Julius Baer Holdings AG (Switzerland)               873     2,596,478         1,070       3,182,395           286           850,622
Keppel Bank (Singapore)                         426,000       832,688       527,000       1,030,109       136,000           265,835
Lehman Brothers Holding, Inc.                    46,985     2,739,813        45,275       2,640,098         8,510           496,239
Lincoln National Corp.                           76,820     2,885,551        74,980       2,816,436        14,040           527,378
Mellon Bank Corp.                                23,800       803,250        23,800         803,250         4,500           151,875
Merrill Lynch & Co., Inc.                        45,710     3,071,141        44,765       3,007,648         8,185           549,930
Mitsubishi Trust and Banking Corp.
  (Japan) (NON)                                  19,000       232,361        23,000         281,279         6,000            73,377
Monte Dei Paschi (NY Branch)                     89,000       382,109       108,700         466,688        29,300           125,795
Morgan (J.P.) & Co., Inc.                        21,922     2,504,589        21,545       2,461,516         4,115           470,139
National City Corp.                              79,340     2,117,386        77,590       2,070,683        14,540           388,036
National Discount Brokers Group, Inc. (NON)      27,900       737,606        22,700         600,131         4,300           113,681
National Westminster Bancorp
  Inc. (United Kingdom)                           5,926       138,128         7,254         169,082         1,893            44,124
NextCard, Inc. (NON)                              3,800        93,100         3,000          73,500           600            14,700
Nikko Securities Co. Ltd. (Japan) (NON)         821,000     6,951,082     1,005,000       8,508,937       294,000         2,489,182
Northern Trust Corp.                             13,300     1,110,550        13,500       1,127,250         2,400           200,400
Oversea Chinese Banking Corp.
  (Singapore)                                    76,000       590,639        93,000         722,755         1,000             7,772
Overseas Union Bank Ltd. (Singapore)            158,509       704,588       193,683         860,940        51,390           228,434
Paine Webber Group Inc.                          10,285       372,831        10,200         369,750         1,895            68,694
PNC Bank Corp.                                   75,500     3,977,906        72,490       3,819,317        13,427           707,435
Promise Co., Ltd. (Japan)                        56,700     4,571,204        69,100       5,570,904        18,300         1,475,362
Providian Financial Corp.                        35,660     2,823,826        35,300       2,795,319         6,650           526,597
Reinsurance Group America, Inc.                  33,975       872,733        27,522         706,971         5,130           131,777
Reliastar Financial Corp.                        17,795       591,684        17,235         573,064         3,320           110,390
Schwab (Charles) Corp.                           63,900     2,152,631        62,700       2,112,206        11,700           394,144
Societe Generale (France)                         8,806     1,819,830        10,769       2,225,500         3,263           674,325
St. Paul Cos., Inc.                              31,520       866,800        30,590         841,225         5,680           156,200
Summit Bancorp                                    6,065       196,733         6,030         195,598         1,125            36,492
SunTrust Banks, Inc.                             17,680     1,162,460        17,645       1,160,159         3,255           214,016
Svenska Handelsbanken (Sweden)                  128,498     1,808,452       157,267       2,213,340        43,594           613,532
Synovus Financial Corp.                          11,900       222,381        11,860         221,634         2,200            41,113
The Chubb Corp.                                  49,580     2,469,704        48,280       2,404,948         8,975           447,067
Toronto-Dominion Bank (Canada)                   66,285     1,285,837        81,033       1,571,927            --                --
Travelers Property Casualty Corp.                11,775       347,363        11,410         336,595         2,150            63,425
U.S. Bancorp                                    125,695     3,794,418       122,340       3,693,139        23,185           699,897
United Overseas Bank Ltd. (Singapore)            70,000       531,646        87,000         660,759        66,000           501,266
UnumProvident Corp.                               7,800       229,613         7,700         226,669         1,400            41,213
Washington Mutual, Inc.                         134,509     3,934,388       129,812       3,797,001        24,658           721,247
Wells Fargo & Co.                               163,815     6,491,169       160,440       6,357,435        30,245         1,198,458
Westpac Banking Corp. (Australia)                    --            --            --              --        71,492           440,833
Zions Bancorp                                     7,800       429,975         7,600         418,950         1,300            71,663
                                                         ------------                  ------------                    ------------
                                                          183,352,302                   190,522,171                      40,472,078

Medical Supplies and Devices                                     0.8%                          0.6%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                              27,900     1,839,656        27,700       1,826,469         5,200           342,875
Baxter International, Inc.                       53,555     3,226,689        52,365       3,154,991         9,725           585,931
Bergen Brunswig Corp. Class A                    61,715       640,293        59,790         620,321        11,265           116,874
Colorado MEDtech, Inc. (NON)                     86,100     1,243,069        70,000       1,010,625        13,200           190,575
Igen, Inc. (NON)                                 23,100       576,056        18,000         448,875         3,200            79,800
Mallinckrodt Inc.                                21,455       647,673        20,840         629,108         3,905           117,882
ResMed Inc. (NON)                                49,500     1,636,594        40,000       1,322,500         7,500           247,969
Ventana Medical Systems, Inc. (NON)              36,600       622,200        29,400         499,800         5,400            91,800
Xomed Surgical Products Inc. (NON)               50,050     2,852,850        40,650       2,317,050         7,700           438,900
                                                         ------------                  ------------                    ------------
                                                           13,285,080                    11,829,739                       2,212,606

Metals and Mining                                                0.3%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                                       58,760     3,646,793        57,020       3,538,804        10,455           648,863
Freeport-McMoRan Copper &
  Gold Co., Inc. Class A                         23,000       319,125        22,905         317,807         4,095            56,818
Freeport-McMoRan Copper & Gold Co.,
  Inc. Class B                                   15,300       238,106        15,235         237,095         2,795            43,497
Pohang Iron & Steel Company, Ltd. ADR
  (South Korea)                                   5,300       165,956         5,500         172,219            --                --
Pohang Iron & Steel Company, Ltd.
  (South Korea)                                   1,110       126,471         1,365         155,525            --                --
                                                         ------------                  ------------                    ------------
                                                            4,496,451                     4,421,450                         749,178

Oil and Gas                                                      5.0%                          4.3%                            2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                           28,553     2,530,510        27,866       2,469,624         5,240           464,395
BP Amoco PLC ADR (United Kingdom)                10,214     1,131,783        10,015       1,109,787         1,880           208,328
Burlington Resources Inc.                        36,700     1,348,725        36,200       1,330,350         6,800           249,900
Burmah Castrol PLC (United Kingdom) (NON)        44,466       830,769        54,528       1,018,759        14,567           272,159
Chevron, Inc.                                    31,425     2,788,969        31,065       2,757,019         6,010           533,388
Conoco, Inc.                                    224,635     6,233,621       220,220       6,111,105        41,545         1,152,874
Conoco, Inc. Class B                             53,686     1,469,654        52,446       1,435,709         9,717           266,003
Elf Aquitaine S.A. (France) (NON)                35,768     6,264,837        43,777       7,667,629        11,376         1,992,529
Enron Corp.                                     139,500     5,754,375       138,600       5,717,250        25,800         1,064,250
Ente Nazionale Idrocarburi SpA (Italy)        1,061,985     6,680,438     1,300,994       8,183,929       348,144         2,190,007
Exxon Corp.                                     182,085    13,827,080       180,150      13,680,141        33,310         2,529,478
Halliburton Co.                                  50,310     2,062,710        48,620       1,993,420         9,125           374,125
Mobil Corp.                                      47,445     4,780,084        46,415       4,676,311         8,620           868,465
Occidental Petroleum Corp.                       87,865     2,031,878        84,655       1,957,647        16,025           370,578
Royal Dutch Petroleum Co. PLC ADR
  (Netherlands)                                 170,700    10,081,969       167,395       9,886,767        31,385         1,853,677
Schlumberger Ltd.                                18,850     1,174,591        18,800       1,171,475         3,505           218,405
Shell Transportation & Trading (United
  Kingdom) (NON)                                660,195     4,933,831       809,893       6,052,569       216,333         1,616,720
Sonat, Inc.                                      76,095     3,020,020        73,180       2,904,331        13,445           533,598
Tosco Corp.                                      58,120     1,467,530        56,490       1,426,373        10,425           263,231
Total Corp. S.A. Class B, (France)                8,200     1,033,397        10,100       1,272,842         2,665           335,854
Unocal Corp.                                     24,235       898,210        23,655         876,713         4,490           166,411
Williams Cos., Inc.                              88,480     3,312,470        86,515       3,238,905        15,855           593,572
                                                         ------------                  ------------                    ------------
                                                           83,657,451                    86,938,655                      18,117,947

Packaging and Containers                                         0.1%                          0.1%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp. (NON)                           27,800     1,426,488        27,700       1,421,356         5,100           261,694

Paper and Forest Products                                        0.7%                          0.6%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc. (Canada)               56,600       681,161        69,300         834,000            --                --
Boise Cascade Corp.                              61,750     2,250,016        60,400       2,200,825        11,365           414,112
Champion International Corp.                      9,090       466,999         9,055         465,201         1,675            86,053
International Paper Co.                          23,450     1,127,066        23,250       1,117,453         4,300           206,669
Jefferson Smurfit Group PLC (Ireland)           167,500       494,921       205,200         606,315        54,762           161,808
Smurfit-Stone Container Corp. (NON)              54,590     1,180,509        53,145       1,149,261        10,100           218,413
Weyerhaeuser Co.                                 97,845     5,638,318        95,615       5,509,814        17,880         1,030,335
                                                         ------------                  ------------                    ------------
                                                           11,838,990                    11,882,869                       2,117,390

Pharmaceuticals                                                  4.0%                          3.4%                            2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                   19,300     2,123,000        19,100       2,101,000         3,600           396,000
American Home Products Corp.                    130,230     5,404,545       127,225       5,279,838        23,940           993,510
Amgen Inc.                                       38,100     3,105,150        37,500       3,056,250         7,000           570,500
Biogen, Inc. (NON)                               39,900     3,144,619        39,600       3,120,975         7,400           583,213
Bristol-Myers Squibb Co.                        157,785    10,650,488       154,470      10,426,725        28,845         1,947,038
Eisai Co. Ltd. (Japan) (NON)                     45,000     1,142,992        55,000       1,396,990        15,000           380,997
Elan Corp. PLC ADR (Ireland)                     47,600     1,617,627        58,200       1,977,855        25,930           881,199
ILEX Oncology Inc. (NON)                         40,000       490,000        32,500         398,125         6,100            74,725
Immunex Corp.                                    21,300       923,888        21,000         910,875         4,000           173,500
Johnson & Johnson                                57,600     5,292,000        56,800       5,218,500        10,600           973,875
LeukoSite, Inc. (NON)                            26,800       539,350        20,400         410,550         3,800            76,475
Medicis Pharmaceutical Corp. Class A (NON)       44,775     1,276,088        35,825       1,021,013         6,625           188,813
Novartis AG ADR (Switzerland)                     1,347     2,004,025         1,651       2,456,307           924         1,374,699
Pharmacia & Upjohn, Inc.                        110,564     5,486,739       107,415       5,330,469        20,111           998,008
Pharmacia & Upjohn, Inc. Depository Shares
  (Sweden)                                       43,008     2,151,537        52,637       2,633,241        14,152           707,974
Sanofi-Synthelabo SA (France)                    60,982     2,605,151        74,724       3,192,209        19,647           839,320
Schering-Plough Corp.                           174,400     7,608,200       172,700       7,534,038        32,100         1,400,363
Smithkline Beecham PLC ADR
  (United Kingdom)                               98,870     1,136,808       121,003       1,391,294        64,131           737,379
Trimeris, Inc. (NON)                             23,800       397,163        19,400         323,738         3,600            60,075
Warner-Lambert Co.                               94,600     6,279,075        93,900       6,232,613        17,500         1,161,563
Yamanouchi Pharmaceutical Co., Ltd.
  (Japan)                                        90,000     4,224,835       111,000       5,210,630        29,000         1,361,336
                                                         ------------                  ------------                    ------------
                                                           67,603,280                    69,623,235                      15,880,562

Photography                                                      0.2%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Japan) (NON)                           300         8,749           100           2,916           300             8,749
Eastman Kodak Co.                                49,285     3,717,937        47,830       3,608,176         8,876           669,583
                                                         ------------                  ------------                    ------------
                                                            3,726,686                     3,611,092                         678,332

Publishing                                                       0.3%                          0.3%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                46,150     2,232,506        44,600       2,157,525         8,190           396,191
Times Mirror Co. Class A                         47,917     3,153,538        46,235       3,042,841         8,475           557,761
                                                         ------------                  ------------                    ------------
                                                            5,386,044                     5,200,366                         953,952

Real Estate                                                      0.1%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cheung Kong Infrastructure Holdings
  (Hong Kong) (NON)                              19,000       158,384        22,000         183,392         6,000            50,016
Equity Residential Properties Trust (R)          18,092       766,649        17,080         723,765         3,098           131,278
Henderson Land Development Co. Ltd.
  (Hong Kong) (R)                               146,000       674,786       179,000         827,306        47,000           217,226
Starwood Hotels & Resorts
Worldwide, Inc.                                  26,752       596,904        25,300         564,506         4,601           102,655
                                                         ------------                  ------------                    ------------
                                                            2,196,723                     2,298,969                         501,175

Retail                                                           3.8%                          3.1%                            1.6%
-----------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores (NON)                       37,893     1,368,885        30,750       1,110,844         5,612           202,734
Albertsons, Inc.                                 11,525       455,958        11,460         453,386         2,125            84,070
Best Buy Co., Inc.                               44,000     2,730,750        43,800       2,718,338         8,200           508,913
CVS Corp.                                       125,400     5,117,888       123,100       5,024,019        23,300           950,931
Castorama Dubois (France)                           130        36,682           160          45,147            40            11,287
Circuit City Stores, Inc.                        46,700     1,970,156        46,200       1,949,063         8,600           362,813
Coles Myer Ltd. (Australia) (NON)               322,307     1,683,609       394,481       2,060,618       149,935           783,203
Cost Plus, Inc. (NON)                            57,750     2,800,875        47,850       2,320,725         8,700           421,950
Costco Wholesale Corp. (NON)                     63,500     4,572,000        62,200       4,478,400        11,700           842,400
David's Bridal, Inc. (NON)                       89,100       662,681        71,800         534,013        13,500           100,406
Dayton Hudson Corp.                               5,875       352,867         5,830         350,164         1,105            66,369
Factory 2-U Stores, Inc.                         80,833     2,414,886        65,724       1,963,505        12,391           370,181
Federated Department Stores, Inc. (NON)          78,030     3,408,936        74,960       3,274,815        14,110           616,431
Gap, Inc. (The)                                   2,350        75,200         2,300          73,600           400            12,800
Home Depot, Inc. (The)                           82,500     5,661,563        81,300       5,579,213        15,200         1,043,100
Ito-Yokado Co., Ltd. (Japan) (NON)               11,000       910,630        12,000         993,415         4,000           331,138
K mart Corp. (NON)                              190,556     2,227,123       184,026       2,150,804        33,256           388,680
Kojima Co Ltd. (Japan)                           14,100       764,026        17,200         932,004         4,600           249,257
Linens 'N Things, Inc. (NON)                     86,700     2,926,125        73,700       2,487,375        13,800           465,750
May Department Stores Co.                        36,900     1,344,544        35,750       1,302,641         6,400           233,200
Penney (J.C.) Co., Inc.                          11,400       391,875        11,400         391,875         2,200            75,625
REX Stores Corp. (NON)                           25,900       802,900        21,100         654,100         4,000           124,000
Rite Aid Corp.                                  170,050     2,348,816       166,050       2,293,566        31,075           429,223
Saks, Inc. (NON)                                 49,390       750,111        47,915         727,709         9,040           137,295
Sears, Roebuck & Co.                             38,860     1,219,233        38,190       1,198,211         6,990           219,311
TJX Cos., Inc. (The)                            142,400     3,996,100       141,400       3,968,038        26,400           740,850
Tuesday Morning Corp. (NON)                      35,600       898,900        28,600         722,150         5,300           133,825
Tweeter Home Entertainment
  Group, Inc. (NON)                              57,242     2,139,420        46,564       1,740,330         8,754           327,181
Wal-Mart Stores, Inc.                           199,300     9,479,206       196,300       9,336,519        36,700         1,745,544
Walgreen Co.                                     32,600       827,225        37,300         946,488         7,000           177,625
                                                         ------------                  ------------                    ------------
                                                           64,339,170                    61,781,075                      12,156,092

Specialty Consumer Products                                      0.3%                          0.3%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
EMusic.com, Inc. (NON)                           38,000       565,250        30,900         459,638         5,800            86,275
Gucci Group N.V. (Netherlands)                   34,946     2,917,991        42,683       3,564,031        11,496           959,916
Mattel, Inc.                                     10,665       202,635        10,380         197,220         1,980            37,620
Sunglass Hut International, Inc. (NON)          131,400     1,387,913       105,900       1,118,569        19,800           209,138
Zany Brainy, Inc. (NON)                          55,700       494,338        45,000         399,375         8,400            74,550
                                                         ------------                  ------------                    ------------

                                                            5,568,127                     5,738,833                       1,367,499

Telecommunications                                              10.0%                          8.7%                            4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Communication Systems, Inc. (NON)       46,700       580,831        38,600         480,088         7,000            87,063
Airgate PCS, Inc. (NON)                          52,625     1,309,047        42,700       1,062,163         8,100           201,488
ALLTEL Corp.                                     70,865     4,987,124        69,470       4,888,951        12,900           907,838
American Telephone & Telegraph Corp.            125,650     5,465,790       121,776       5,297,213        22,155           963,743
American Telephone & Telegraph Corp.
  Class A                                       203,320     7,548,255       201,500       7,480,688        37,708         1,399,910
BCE, Inc. (Canada)                               54,942     2,734,737        67,322       3,350,952            --                --
Black Box Corp. (NON)                            45,600     2,394,000        37,250       1,955,625         6,800           357,000
British Telecommunications PLC ADR              367,453     5,561,728       449,982       6,810,878       108,171         1,637,264
Cable & Wireless Optus Ltd. (Australia)         287,100       618,009       350,500         754,483        94,500           203,420
Carso Global Telecom (Mexico)                   129,600       716,848       158,651         877,536            --                --
Celcaribe S.A. (Colombia) (NON)                   4,878         6,098        35,772          44,715         3,252             4,065
Celcaribe S.A. 144A (Colombia) (NON)              1,684           632        12,348           4,631         1,123               421
China Telecom Ltd. (Hong Kong)                1,581,000     4,874,792     1,937,000       5,972,469       589,000         1,816,099
Cox Communications, Inc.                         12,800       534,400        12,600         526,050         2,400           100,200
DDI Corp. (Japan)                                   465     3,499,530           569       4,282,571           150         1,128,883
Ditech Communications Corp. (NON)                52,700     2,766,750        42,900       2,252,250         8,100           425,250
Focal Communications Corp. (NON)                  9,500       243,438         7,800         199,875         1,500            38,438
France Telecom S.A. (France)                     17,304     1,522,807        21,178       1,863,732        13,858         1,219,548
GST Telecommunications, Inc. (Canada) (NON)     131,400       923,906       106,900         751,641        20,100           141,328
GlobeSpan, Inc. (NON)                            18,685     1,179,491        15,200         959,500         2,800           176,750
Intermedia Communications, Inc. (NON)            39,000       848,250        32,300         702,525         6,000           130,500
KDD Corp. (Japan)                                10,918     1,130,830        13,409       1,388,834         3,512           363,755
Korea Telecom Corp. (South Korea) (NON)          31,200     1,154,400        38,000       1,406,000            --                --
Libertel NV (Netherlands)                        39,000       706,001        47,600         861,684        12,800           231,713
Lightbridge, Inc. (NON)                          30,100       592,594        24,000         472,500         4,600            90,563
Lucent Technologies, Inc.                       182,900    11,865,638       182,200      11,820,225        33,700         2,186,288
MCI WorldCom, Inc. (NON)                         77,800     5,591,875        76,500       5,498,438        14,400         1,035,000
MediaOne Group Inc. (NON)                        93,760     6,404,980        92,600       6,325,738        17,342         1,184,675
NTT Mobile Communications (Luxembourg)               31       612,418            38         750,706            10           197,554
Network Plus Corp. (NON)                          5,600        77,350         4,500          62,156           900            12,431
Nippon Telegraph and Telephone Corp.
  (Japan)                                           378     4,658,325           459       5,656,538           174         2,144,309
Nortel Networks Corp. (Canada)                   72,219     3,693,207        88,425       4,521,939            --                --
Orange PLC ADR (United Kingdom)                 106,642     2,095,988       130,851       2,571,802        35,049           688,868
Oy Nokia AB Class A, (Finland)                   63,337     5,688,853        77,883       6,995,358        20,618         1,851,884
Pinnacle Holdings Inc. (NON)                    213,700     5,582,913       172,600       4,509,175        32,500           849,063
Portugal Telecom S.A. (Portugal)                 43,937     1,833,818        53,889       2,249,189        14,394           600,769
Powerwave Technologies, Inc. (NON)               41,600     2,005,900        33,600       1,620,150         6,300           303,778
Price Communications Corp                       173,092     4,338,118       140,175       3,513,136        26,460           663,154
QUALCOMM, Inc.                                   24,700     4,672,931        24,300       4,597,256         4,600           870,263
SBC Communications, Inc.                        227,525    11,617,995       221,760      11,323,620        40,900         2,088,456
Spectrian Corp. (NON)                            52,000     1,131,000        42,300         920,025         8,000           174,000
Sprint Corp. (NON)                              255,570    13,864,673       250,280      13,577,690        46,985         2,548,936
Sprint PCS                                       38,001     2,833,412        38,601       2,878,150         6,901           514,519
Swisscom AG ADR (Switzerland)                     5,751     1,798,869         7,053       2,206,125         1,886           589,926
Tele Centro Sul Participacoes S.A. (Brazil)      25,722     1,427,571        31,481       1,747,196            --                --
Telecom Italia Mobile SpA (Italy)               254,300     1,586,216       311,600       1,943,487        82,100           512,068
Telefonaktiebolaget LM Ericsson Class B,
  (Sweden)                                       89,078     2,781,053       109,404       3,415,639        48,988         1,529,426
Telefonos de Mexico S.A. ADR Class L,
  (Mexico)                                       39,824     2,837,460        48,758       3,474,008            --                --
Telesp Celular Participacoes S.A. ADR
  (Brazil)                                       61,314     1,601,828        75,042       1,960,472            --                --
Telesp Participacoes S.A. ADR (Brazil)           75,215     1,184,636        91,968       1,448,496            --                --
Telfonica S.A. (Spain)                           96,402     1,547,449       118,336       1,899,534        63,447         1,018,454
Tellabs, Inc. (NON)                              61,100     3,478,881        60,500       3,444,719        11,300           643,394
U S West, Inc.                                   14,594       832,770        13,466         768,404         2,476           141,287
Viatel, Inc. (NON)                                1,363        40,294         3,507         103,676         1,113            32,903
Vodafone AirTouch PLC (United Kingdom)           19,600     4,659,900        19,750       4,695,563         3,600           855,900
Vodafone Group PLC (United Kingdom)             127,200     3,010,941       156,200       3,697,397        41,000           970,508
WinStar Communications. Inc. (NON)               23,800       929,688        19,300         753,906         3,600           140,625
                                                         ------------                  ------------                    ------------
                                                          168,187,238                   175,597,467                      35,973,677

Transportation                                                   1.2%                          0.9%                            0.5%
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp. (NON)                                   6,300       343,350         6,300         343,350         1,200            65,400
Burlington Northern Santa Fe Corp.              118,333     3,254,158       115,070       3,164,425        21,181           582,478
CSX Corp.                                        27,225     1,153,659        26,450       1,120,819         4,980           211,028
Delta Air Lines, Inc.                            55,000     2,667,500        52,735       2,557,648         9,845           477,483
Eagle USA Airfreight, Inc. (NON)                100,400     3,005,725        81,700       2,445,894        15,400           461,038
Expeditors International of
  Washington, Inc.                               87,240     2,799,859        72,240       2,318,453        13,080           419,786
FDX Corp. (NON)                                  19,100       740,125        18,700         724,625         3,500           135,625
Fritz Companies, Inc. (NON)                      90,300       936,863        72,500         752,188        13,500           140,063
Mesaba Holdings, Inc. (NON)                      69,900       821,325        56,900         668,575        10,700           125,725
Norfolk Southern Corp.                           23,400       573,300        22,100         541,450         4,050            99,225
Peninsular and Oriental Steam Navigation Co.
  (United Kingdom)                               86,337     1,301,813       105,978       1,597,966        42,252           637,086
Southwest Airlines Co.                           97,052     1,473,977        94,180       1,430,359        17,762           269,760
UAL Corp. (NON)                                   9,215       601,855         8,700         568,219         1,645           107,439
                                                         ------------                  ------------                    ------------
                                                           19,673,509                    18,233,971                       3,732,136

Utilities                                                        3.3%                          2.8%                            1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.                                  56,055     3,766,195        54,685       3,674,148         9,890           664,484
Bell Atlantic Corp.                              97,000     6,529,313        94,895       6,387,620        17,430         1,173,257
BellSouth Corp.                                 210,055     9,452,475       206,670       9,300,150        38,760         1,744,200
Carolina Power & Light Co.                        8,700       307,763         8,000         283,000         1,500            53,063
CiNergy Corp.                                    28,995       820,921        28,230         799,262         5,365           151,897
Companhia Energetica de Minas Gerais ADR
  (Brazil)                                       56,000       854,000        68,538       1,045,205            --                --
Consolidated Edison, Inc.                        64,415     2,673,223        61,975       2,571,963        11,400           473,100
Dominion Resources, Inc.                         48,740     2,199,393        47,725       2,153,591         8,850           399,356
Duke Energy Corp.                                70,760     3,900,645        68,885       3,797,286        12,815           706,427
Edison International                             66,595     1,619,091        64,585       1,570,223        11,890           289,076
Entergy Corp.                                    95,330     2,758,612        91,755       2,655,160        16,740           484,414
FPL Group, Inc.                                   4,000       201,500         3,900         196,463           700            35,263
FirstEnergy Corp.                                13,300       339,150        12,900         328,950         2,100            53,550
GTE Corp.                                        75,843     5,830,431        72,611       5,581,971        13,508         1,038,428
Independent Energy Holdings PLC
  (United Kingdom) (NON)                        151,400     2,904,988       123,200       2,363,900        23,400           448,988
Korea Electric Power Corp. (South Korea)          1,820        59,868         2,250          74,013            --                --
Korea Electric Power Corp. ADR
  (South Korea)                                  64,622     1,037,991        79,002       1,268,970            --                --
Public Service Enterprise Group, Inc.            16,705       645,231        16,655         643,299         2,995           115,682
Reliant Energy, Inc.                             19,700       533,131        19,600         530,425         3,600            97,425
Scottish Power PLC (United Kingdom)             241,878     2,221,707       296,631       2,724,626        78,367           719,820
Sempra Energy                                    33,500       697,219        31,600         657,675         5,750           119,672
Southern Co.                                     54,390     1,400,543        53,865       1,387,024         9,930           255,698
Texas Utilities Co.                              73,292     2,734,708        71,060       2,651,426        12,920           482,078
Tokyo Electric Power Co. (Japan)                109,100     2,524,798       134,600       3,114,920        35,800           828,485
                                                         ------------                  ------------                    ------------
                                                           56,012,896                    55,761,270                      10,334,363
                                                         ------------                  ------------                    ------------
Total Common Stocks
  (cost $1,153,848,542, $1,147,576,481 and
  $245,296,729)                                        $1,357,333,477                $1,349,310,692                    $277,877,770
-----------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 5.5%                         11.1%                           17.5%
CORPORATE BONDS                               Principal                   Principal                     Principal
AND NOTES*                                     Amount           Value      Amount             Value      Amount               Value
Advertising                                                      0.1%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising sr. notes
  10 3/4s, 2006                               $ 600,000    $  612,000     $ 780,000      $  795,600     $ 600,000        $  612,000
Outdoor Systems, Inc. sr. sub. notes
  9 3/8s, 2006                                   10,000        10,475        35,000          36,663        10,000            10,475
Outdoor Systems, Inc. company
  guaranty 8 7/8s, 2007                         375,000       386,250       885,000         911,550       475,000           489,250
                                                         ------------                  ------------                    ------------
                                                            1,008,725                     1,743,813                       1,111,725

Aerospace and Defense                                            0.1%                          0.3%                            0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. company guaranty
  8 5/8s, 2007                                  255,000       218,025       580,000         495,900       220,000           188,100
Argo-Tech Corp. company guaranty
  Ser. D, 8 5/8s, 2007                           80,000        68,400       220,000         188,100        70,000            59,850
Aviation Sales Co. company guaranty
  8 1/8s, 2008                                  160,000       140,800       400,000         352,000       130,000           114,400
BE Aerospace, Inc. sr. sub. notes Ser. B,
  9 7/8s, 2006                                  275,000       273,625       650,000         646,750       400,000           398,000
BE Aerospace, Inc. sr. sub. notes
  9 1/2s, 2008                                   50,000        48,875            --              --       140,000           136,850
BE Aerospace, Inc. sr. sub. notes Ser. B,
  8s, 2008                                      130,000       117,325       380,000         342,950            --                --
Derlan Industries Ltd. sr. notes 10s,
  2007 (Canada)                                  87,000        84,390       248,000         240,560        73,000            70,810
K&F Industries, Inc. sr. sub. notes Ser. B,
  9 1/4s, 2007                                   35,000        33,600        85,000          81,600        30,000            28,800
Lockheed Martin Corp. company guaranty
  7.45s, 2004                                   175,000       176,545       430,000         433,797            --                --
Lockheed Martin Corp. company guaranty
  7 1/4s, 2006                                  230,000       226,251       565,000         555,791     1,945,000         1,913,297
Raytheon Co. notes 6.15s, 2008                  700,000       643,349     2,465,000       2,265,508       550,000           505,489
Sequa Corp. sr. sub. notes 9 3/8s, 2003              --            --        10,000          10,275            --                --
                                                         ------------                  ------------                    ------------
                                                            2,031,185                     5,613,231                       3,415,596

Agriculture                                                       --%                           --%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.
  sr. sec. notes 11s, 2003 (PIK)                  4,227         3,868        16,895          15,459         9,560             8,748

Apparel                                                           --%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Guess Jeans, Inc. sr. sub. notes
  9 1/2s, 2003                                  250,000       252,500       940,000         949,400       375,000           378,750
Fruit of the Loom company guaranty
  8 7/8s, 2006                                  200,000        72,000       490,000         176,400       190,000            68,400
                                                         ------------                  ------------                    ------------
                                                              324,500                     1,125,800                         447,150

Automotive                                                       0.2%                          0.4%                            0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp. sr. sub. notes
  12s, 2004                                     460,000       466,900     1,082,000       1,098,230       398,000           403,970
Aftermarket Technology Corp. sr. sub. notes
  Ser. D, 12s, 2004                              11,000        11,165        18,000          18,270        12,000            12,180
Chrysler Corp. deb. Ser. B, 7.45s, 2097         135,000       128,997       325,000         310,547       485,000           463,432
Daimlerchrysler Corp. company
  guaranty 7.2s, 2009                           150,000       150,581       360,000         361,393       480,000           481,858
Delphi Automotive Systems Corp. notes 6 1/8s,
  2004                                          390,000       375,083       930,000         894,428     1,210,000         1,163,718
Dura Operating Corp. company guaranty
  Ser. B, 9s, 2009                              150,000       139,125       370,000         343,175       140,000           129,850
Federal Mogul Corp. notes 7 1/2s, 2009          150,000       135,395       340,000         306,894       140,000           126,368
Federal Mogul Corp. notes 7 3/8s, 2006          460,000       426,181     1,190,000       1,102,511       400,000           370,592
Ford Motor Co. bonds 6 5/8s, 2028                35,000        31,130        80,000          71,154       765,000           680,406
Hayes Wheels International, Inc. company
  guaranty Ser. B, 9 1/8s, 2007                 150,000       148,313       355,000         351,006       250,000           247,188
Hayes Lemmerz International, Inc. company
  guaranty Ser. B, 8 1/4s, 2008                  90,000        79,200       250,000         220,000            --                --
Hertz Corp. sr. notes 7s, 2028                  550,000       490,809     1,385,000       1,235,946     1,600,000         1,427,808
Hertz Corp. notes 6 1/4s, 2009                   60,000        55,034       145,000         133,000
Lear Corp. sub. notes 9 1/2s, 2006              250,000       255,000       730,000         744,600       210,000           214,200
Navistar International Corp. sr. notes
  Ser. B, 8s, 2008                                   --            --       450,000         433,125       250,000           240,625
Navistar International Corp. sr. notes
  Ser. B, 7s, 2003                              400,000       385,000       640,000         616,000       250,000           240,625
Safety Components International, Inc. sr.
  sub. notes Ser. B, 10 1/8s, 2007               40,000        25,600       120,000          76,800        35,000            22,400
Talon Automotive Group 144A sr. sub. notes
  Ser. B, 9 5/8s, 2008                          220,000       173,800       560,000         442,400       190,000           150,100
                                                         ------------                  ------------                    ------------
                                                            3,477,313                     8,759,479                       6,375,320

Basic Industrial Products                                        0.1%                          0.2%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Companies, Inc. sr.
  notes 7 3/8s, 2008                            425,000       386,750       785,000         714,350       375,000           341,250
Ball Corp. company guaranty 8 1/4s, 2008        290,000       281,300     2,030,000       1,969,100       250,000           242,500
Ball Corp. company guaranty 7 3/4s, 2006        130,000       126,100            --              --       350,000           339,500
Blount Inc. 144A sr. sub. notes 13s, 2009       270,000       278,100       670,000         690,100       240,000           247,200
Newcor, Inc. company guaranty
  Ser. B, 9 7/8s, 2008                          250,000       180,000       450,000         324,000       200,000           144,000
Owens-Illinois, Inc. sr. notes 8.1s, 2007        80,000        77,825            --              --       250,000           243,203
Owens-Illinois, Inc. sr. notes 7.35s, 2008      220,000       206,763       560,000         526,305       190,000           178,568
Owens-Illinois, Inc. sr. notes 7.15s, 2005      260,000       245,206       670,000         631,877       230,000           216,913
                                                         ------------                  ------------                    ------------
                                                            1,782,044                     4,855,732                       1,953,134

Broadcasting                                                     0.3%                          0.6%                            0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co.
  sr. sub. deb. Ser. B, 9 3/4s, 2007                 --            --            --              --       200,000           199,000
Allbritton Communications Co. sr. sub. notes
  Ser. B, 8 7/8s, 2008                          610,000       582,550       960,000         916,800       520,000           496,600
AMFM, Inc sr. sub. notes 9 3/8s, 2004                --            --         5,000           5,006         5,000             5,006
AMFM, Inc. company guaranty 8s, 2008            560,000       543,200     1,410,000       1,367,700       480,000           465,600
Benedek Communications Corp. sr. disc. notes
  stepped-coupon zero % (13 1/4s, 5/15/01),
  2006 (STP)                                    250,000       217,500       600,000         522,000       225,000           195,750
Capstar Broadcasting sr. disc. notes
  stepped-coupon zero % (12 3/4s, 2/1/02),
  2009 (STP)                                    175,000       147,000       465,000         390,600       155,000           130,200
Capstar Broadcasting sr. sub. notes
  9 1/4s, 2007                                  230,000       231,725       850,000         856,375       195,000           196,463
Central European Media Enterprises Ltd. sr.
  notes 9 3/8s, 2004 (Bermuda)                   20,000         8,000        60,000          24,000        20,000             8,000
Citadel Broadcasting, Inc. sr. sub.
  notes 10 1/4s, 2007                           100,000       102,750       124,370         127,790       340,000           349,350
Citadel Broadcasting, Inc. company guaranty
  9 1/4s, 2008                                  470,000       460,600     1,080,000       1,058,400       400,000           392,000
Comcast Corp. sr. notes sub.
  9 1/8s, 2006                                  170,000       180,193            --              --            --                --
Comcast UK Cable, Ltd. deb. stepped-coupon
  zero % (11.2s, 11/15/00), 2007 (Bermuda)
  (STP)                                         150,000       135,750       400,000         362,000       130,000           117,650
Diamond Cable Communication Co. sr. disc.
  notes stepped-coupon zero % (11 3/4s,
  12/15/00), 2005 (United Kingdom) (STP)        115,000       103,213       450,000         403,875        90,000            80,775
Diamond Cable Communication Co. sr. disc.
  notes stepped-coupon zero % (10 3/4s,
  2/15/02), 2007 (United Kingdom) (STP)         475,000       374,063       550,000         433,125       400,000           315,000
Fox Family Worldwide, Inc. sr. notes
  9 1/4s, 2007                                  270,000       248,400       830,000         763,600       300,000           276,000
Fox Family Worldwide, Inc. sr. notes
  9 1/4s, 2007                                  340,000       345,100       860,000         872,900       270,000           274,050
Granite Broadcasting Corp. sr. sub. notes
  10 3/8s, 2005                                 200,000       204,000            --              --            --                --
Granite Broadcasting Corp. sr. sub. notes
  9 3/8s, 2005                                       --            --       225,000         225,000            --                --
Granite Broadcasting Corp. sr. sub. notes
  8 7/8s, 2008                                  200,000       193,000       350,000         337,750       150,000           144,750
Gray Communications Systems, Inc. sr. sub.
  notes 10 5/8s, 2006                            10,000        10,350        35,000          36,225        10,000            10,350
Jacor Communications, Inc. sr. sub. notes
  10 1/8s, 2006                                 395,000       426,600       968,000       1,045,440       344,000           371,520
PHI Holdings, Inc. sr. sub. notes
  zero %, 2001                                  159,000       133,528       447,000         375,391       178,000           149,484
Pegasus Communications Corp. sr. notes
  Ser. B, 9 3/4s, 2006                           40,000        38,400       110,000         105,600        40,000            38,400
Pegasus Media & Communications
  notes Ser. B, 12 1/2s, 2005                        --            --       200,000         216,000       200,000           216,000
Radio One Inc. company guaranty stepped-coupon
  Ser. B, 7s, (12s, 5/15/00), 2004 (STP)          5,000         5,175        10,000          10,350        10,000            10,350
SFX Broadcasting, Inc. sr. sub. notes
  Ser. B, 10 3/4s, 2006                         247,000       274,170       658,000         730,380       197,000           218,670
SFX Entertainment Inc. company
  guaranty 9 1/8s, 2008                              --            --       290,000         266,800            --                --
Sinclair Broadcast Group, Inc. sr. sub. notes
  8 3/4s, 2007                                  510,000       476,850     1,545,000       1,444,575       450,000           420,750
Spanish Broadcasting Systems sr. notes Ser.
  B, 11s, 2004                                   65,000        72,150       170,000         188,700        60,000            66,600
Young Broadcasting, Inc. company guaranty
  Ser. B, 9s, 2006                               75,000        74,063       165,000         162,938        60,000            59,250
Young Broadcasting, Inc. company
  guaranty Ser. B, 8 3/4s, 2007                  75,000        73,125            --              --        75,000            73,125
                                                         ------------                  ------------                    ------------
                                                            5,661,455                    13,249,320                       5,280,693

Building and Construction                                        0.1%                          0.1%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Albecca Inc. company guaranty
  10 3/4s, 2008                                 130,000        99,775       320,000         245,600       110,000            84,425
American Architectural Products Corp. company
  guaranty 11 3/4s, 2007                         35,000        15,750        90,000          40,500        25,000            11,250
Atrium Companies Inc. company guaranty
  Ser. B, 10 1/2s, 2009                          60,000        57,300       150,000         143,250        50,000            47,750
Building Materials Corp. company
  guaranty 8s, 2008                             330,000       301,950       820,000         750,300       290,000           265,350
D.R. Horton, Inc. company guaranty
  10s, 2006                                     120,000       122,100            --              --       290,000           295,075
D.R. Horton, Inc. company guaranty
  8s, 2009                                      400,000       367,000     1,000,000         917,500       350,000           321,125
GS Superhighway Holdings sr. notes
  9 7/8s, 2004 (Hong Kong)                           --            --       345,000         172,500            --                --
Jackson Products, Inc. company guaranty
  Ser. B, 9 1/2s, 2005                           60,000        55,500       150,000         138,750        50,000            46,250
NCI Building Systems Inc. sr. sub. notes
  Ser. B, 9 1/4s, 2009                          110,000       106,700       270,000         261,900       100,000            97,000
Toll Corp. company guaranty
  8 1/8s, 2009                                  120,000       113,700       390,000         369,525       110,000           104,225
                                                         ------------                  ------------                    ------------
                                                            1,239,775                     3,039,825                       1,272,450

Business Equipment and Services                                  0.1%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cex Holdings, Inc. company guaranty Ser.
  B, 9 5/8s, 2008                               110,000       110,550       280,000         281,400        90,000            90,450
Iron Mountain, Inc. med. term notes company
  guaranty 10 1/8s, 2006                         50,000        51,750       200,000         207,000       200,000           207,000
Iron Mountain, Inc. company guaranty 8 3/4s,
  2009                                          765,000       719,100     1,440,000       1,353,600       525,000           493,500
Iron Mountain, Inc. sr. sub. notes
  8 1/4s, 2011                                   30,000        27,150       460,000         416,300        40,000            36,200
Outsourcing Solutions, Inc. sr. sub. notes
  Ser. B, 11s, 2006                              25,000        24,250        75,000          72,750        25,000            24,250
U.S. Office Products Co. company guaranty
  9 3/4s, 2008                                  220,000       112,200       570,000         290,700       120,000            61,200
United Stationer Supply, Inc. sr. sub. notes
  12 3/4s, 2005                                 207,000       223,560       503,000         543,240       182,000           196,560
                                                         ------------                  ------------                    ------------
                                                            1,268,560                     3,164,990                       1,109,160

Cable Television                                                 0.2%                          0.4%                            0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Acme Television sr. disc. notes
  stepped-coupon zero % (10 7/8s, 9/30/00),
  2004 (STP)                                    255,000       224,400       540,000         475,200       200,000           176,000
CSC Holdings, Inc. sr. sub. deb.
  10 1/2s, 2016                                  10,000        10,913        10,000          10,913       260,000           283,725
CSC Holdings, Inc. sr. sub. deb.
  9 7/8s, 2013                                  375,000       394,688     1,150,000       1,210,375       300,000           315,750
CSC Holdings, Inc. sr. sub. notes
  9 1/4s, 2005                                   10,000        10,050        10,000          10,050        10,000            10,050
CSC Holdings, Inc. deb. Ser. B,
  8 1/8s, 2009                                  398,000       401,522       970,000         978,585       340,000           343,009
CSC Holdings, Inc. deb. 7 7/8s, 2018             50,000        47,885                                     160,000           153,232
CSC Holdings, Inc. sr. notes 7 7/8s, 2007       125,000       123,746       375,000         371,239
CSC Holdings, Inc. sr. notes 7 1/4s, 2008       120,000       114,082       310,000         294,711       110,000           104,575
Globo Communicacoes 144A sr. notes 10 5/8s,
  2008 (Brazil)                                  90,000        65,925       230,000         168,475        80,000            58,600
Jones Intercable, Inc. sr. sub. deb.
  10 1/2s, 2008                                 160,000       169,200       415,000         438,863       140,000           148,050
Jones Intercable, Inc. sr. notes
  9 5/8s, 2002                                   40,000        42,500            --              --       110,000           116,875
Jones Intercable, Inc. sr. notes
  8 7/8s, 2007                                  398,000       424,865     1,230,000       1,313,025       340,000           362,950
Jones Intercable, Inc. sr. notes
  7 5/8s, 2008                                   50,000        49,875       100,000          99,750            --                --
Lamar Media Corp. company guaranty
  9 5/8s, 2006                                  240,000       244,200       800,000         814,000       695,000           707,163
Lamar Media Corp. sr. sub. notes
  9 1/4s, 2007                                  340,000       336,600       775,000         767,250       260,000           257,400
Lamar Media Corp. company guaranty
  8 5/8s, 2007                                   35,000        34,475        70,000          68,950        20,000            19,700
Lenfest Communications, Inc. sr. sub. notes
  10 1/2s, 2006                                 100,000       113,000       300,000         339,000       100,000           113,000
Lenfest Communications, Inc. sr. sub. notes
  8 1/4s, 2008                                  310,000       313,100       750,000         757,500       240,000           242,400
Supercanal Holdings S.A. 144A sr. notes
  11 1/2s, 2005 (Argentina) (in default) (NON)  120,000        56,400       300,000         141,000       100,000            47,000
Rogers Cablesystems Ltd. sr. notes Ser. B,
  10s, 2005 (Canada)                             40,000        42,900       100,000         107,250        30,000            32,175
TeleWest Communications PLC 144A sr. disc.
  notes stepped-coupon zero %, (9 1/4, 4/15/04)
  2009 (United Kingdom) (STP)                   200,000       122,500       490,000         300,125       170,000           104,125
                                                         ------------                  ------------                    ------------
                                                            3,342,826                     8,666,261                       3,595,779

Chemicals                                                        0.1%                          0.3%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Geo Specialty Chemicals, Inc. sr. sub. notes
  10 1/8s, 2008                                 100,000        92,500       240,000         222,000        70,000            64,750
Huntsman Corp. 144A sr. sub. notes
  9 1/2s, 2007                                   50,000        46,750            --              --       160,000           149,600
Huntsman Corp. 144A sr. sub. notes
  FRN 8.872s, 2007                              120,000       106,800       300,000         267,000       100,000            89,000
Huntsman ICI Chemicals Inc. 144A sr. sub.
  notes 10 1/8s, 2009                           430,000       419,250     1,060,000       1,033,500       380,000           370,500
Lyondell Petrochemical Co. notes Ser. A,
  9 5/8s, 2007                                  730,000       726,350     1,780,000       1,771,100       660,000           656,700
Nova Chemical Corp. notes 7.4s,
  2009 (Canada)                                 340,000       325,713       835,000         799,913     1,060,000         1,015,459
PCI Chemicals & Pharmaceuticals
  company guaranty 9 1/4s, 2007 (India)              --            --       100,000          75,000            --                --
  Royster-Clark Inc. 144A 1st mtge 10 1/4s,
  2009                                          110,000       100,100       270,000         245,700       100,000            91,000
Scotts Co 144A sr. sub. notes
  8 5/8s, 2009                                       --            --       390,000         372,450            --                --
Sterling Chemicals Holdings sr. disc. notes
  stepped-coupon zero % (13 1/2s, 8/15/01),
  2008 (STP)                                    100,000        20,000       270,000          54,000       100,000            20,000
Trikem S.A. 144A bonds 10 5/8s,
  2007 (Brazil)                                 120,000        67,200       305,000         170,800       100,000            56,000
Union Carbide Global Enterprises sr. sub.
  notes Ser. B, 12s, 2005                        80,000        84,200       210,000         221,025        90,000            94,725
                                                         ------------                  ------------                    ------------
                                                            1,988,863                     5,232,488                       2,607,734

Computer Services and Software                                   0.1%                          0.2%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. sr. notes
  12 3/4s, 2007                                  30,000        30,300        75,000          75,750        30,000            30,300
IPC Information Systems Inc. sr. disc. notes
  zero % (10 7/8s, 11/1/01), 2008 (STP)         270,000       199,800       680,000         503,200       230,000           170,200
PSINet, Inc. sr. notes 11 1/2s, 2008            170,000       171,700       430,000         434,300       150,000           151,500
PSINet, Inc. 144A sr. notes 11s, 2009           310,000       303,800       720,000         705,600       290,000           284,200
PSINet, Inc. sr. notes Ser. B, 10s, 2005         80,000        76,500       210,000         200,813        70,000            66,938
Unisys Corp. sr. notes 7 7/8s, 2008             310,000       299,925       670,000         648,225       240,000           232,200
Verio Inc. sr. notes 11 1/4s, 2008               80,000        81,600       210,000         214,200        70,000            71,400
Verio Inc. sr. notes 10 3/8s, 2005              420,000       416,850       920,000         913,100       360,000           357,300
                                                         ------------                  ------------                    ------------
                                                            1,580,475                     3,695,188                       1,364,038

Conglomerates                                                     --%                          0.1%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Axia, Inc. company guaranty
  10 3/4s, 2008                                 160,000       148,000       400,000         370,000       130,000           120,250
Cia Latino Americana 144A company guaranty
  11 5/8s, 2004 (Argentina)                      25,000        15,750        75,000          47,250        25,000            15,750
Tyco International Ltd. company guaranty
  6 3/8s, 2005                                  220,000       212,579       485,000         468,641       745,000           719,871
Tyco International Ltd. company guaranty
  6 1/4s, 2003                                  155,000       150,164       315,000         305,172       495,000           479,556
                                                         ------------                  ------------                    ------------
                                                              526,493                     1,191,063                       1,335,427

Consumer Durable Goods                                            --%                           --%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
Hedstrom Holdings, Inc. 144A sr. disc. notes
  stepped-coupon zero % (12s, 6/1/02), 2009
  (STP)                                          15,000         5,550        45,000          16,650        15,000             5,550
Iron Age Corp. company guaranty
  9 7/8s, 2008                                  230,000       177,100       585,000         450,450       190,000           146,300
Sealy Mattress Co. sr. sub. notes Ser. B,
  9 7/8s, 2007                                   35,000        33,950        80,000          77,600        25,000            24,250
                                                         ------------                  ------------                    ------------
                                                              216,600                       544,700                         176,100

Consumer Non Durables                                            0.1%                          0.1%                            0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies., Inc. notes 7 1/2s,
  2004                                          570,000       579,263     1,130,000       1,148,363     1,845,000         1,874,981
Philip Morris Companies., Inc. notes
  7 1/2s, 2002                                  260,000       263,760       685,000         694,905       915,000           928,231
Samsonite Corp. sr. sub. notes
  10 3/4s, 2008                                 420,000       361,200       920,000         791,200       360,000           309,600
                                                         ------------                  ------------                    ------------
                                                            1,204,223                     2,634,468                       3,112,812

Consumer Products                                                0.1%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
French Fragrances, Inc. sr. notes Ser. B,
  10 3/8s, 2007                                  30,000        29,738        85,000          84,256        30,000            29,738
French Fragrances, Inc. company guaranty Ser.
  D, 10 3/8s, 2007                               50,000        45,000       130,000         117,000        40,000            36,000
Revlon Consumer Products sr. notes
  9s, 2006                                       90,000        81,450       210,000         190,050        80,000            72,400
Revlon Consumer Products sr. sub. notes
  8 5/8s, 2008                                  600,000       489,000     1,500,000       1,222,500       500,000           407,500
Triarc Consumer Products, Inc. 144A sr. sub.
  notes 10 3/4s, 2009                           170,000       164,475       410,000         396,675       150,000           145,125
                                                         ------------                  ------------                    ------------
                                                              809,663                     2,010,481                         690,763

Consumer Services                                                0.1%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Century Communications Corp.
  sr. notes 9 1/2s, 2005                        315,000       313,425       835,000         830,825       280,000           278,600
Century Communications Corp.
  sr. notes 8 7/8s, 2007                         20,000        19,200        30,000          28,800        20,000            19,200
Coinmach Corp. sr. notes Ser. D,
  11 3/4s, 2005                                      --            --       565,000         597,488            --                --
Consumers International 144A
  sr. notes 10 1/4s, 2005                        10,000         9,500         5,000           4,750         5,000             4,750
FRD Acquisition Co. sr. notes Ser. B,
  12 1/2s, 2004                                  75,000        65,250       200,000         174,000        75,000            65,250
HMH Properties, Inc. company guaranty Ser. B,
  7 7/8s, 2008                                  360,000       321,300       920,000         821,100       300,000           267,750
Protection One, Inc. 144A sr. sub. notes
  8 1/8s, 2009                                   90,000        57,600       200,000         128,000        60,000            38,400
Protection One, Inc. sr. disc. notes
  stepped-coupon zero %, (13 5/8s, 6/30/00),
  2005 (STP)                                     60,000        54,600       160,000         145,600        50,000            45,500
Viasystems, Inc. sr. notes Ser. B,
  9 3/4s, 2007                                   50,000        43,125       650,000         560,625       225,000           194,063
Viasystems, Inc. sr. sub notes 9 3/4s, 2007      60,000        51,750            --              --                              --
                                                         ------------                  ------------                    ------------
                                                              935,750                     3,291,188                         913,513

Electronics and Electrical Equipment                             0.2%                          0.3%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Applied Power Inc. sr. sub. notes
  8 3/4s, 2009                                  230,000       215,050       550,000         514,250       195,000           182,325
Celestica International Ltd. 144A sr. sub.
  notes 10 1/2s, 2006 (Canada)                   20,000        21,000        55,000          57,750        20,000            21,000
DII Group, Inc. (The) sr. sub. notes
  8 1/2s, 2007                                  290,000       274,050       110,000         103,950        40,000            37,800
Dobson Communications Corp.
  sr. notes 11 3/4s, 2007                       290,000       305,950       715,000         754,325       275,000           290,125
Fairchild Semiconductor Corp. sr. sub. notes
  10 1/8s, 2007                                 200,000       196,000       775,000         759,500       250,000           245,000
Flextronics International Ltd. sr. sub. notes
  Ser. B, 8 3/4s, 2007                          455,000       448,175       915,000         901,275       395,000           389,075
HCC Industries, Inc. company guaranty
  10 3/4s, 2007                                  40,000        26,400        70,000          46,200        30,000            19,800
Metromedia Fiber Network, Inc. sr. notes
  Ser. B, 10s, 2008                             660,000       636,900     1,670,000       1,611,550       590,000           569,350
Moog, Inc. sr. sub. notes Ser. B, 10s, 2006      20,000        20,400        60,000          61,200        20,000            20,400
Motors and Gears, Inc. sr. notes Ser. D,
  10 3/4s, 2006                                 100,000        96,000       255,000         244,800        80,000            76,800
Wavetek Corp. company guaranty
  10 1/8s, 2007                                  25,000        21,000        60,000          50,400        20,000            16,800
Zilog, Inc. company guaranty Ser. B,
  9 1/2s, 2005                                  130,000       118,625       330,000         301,125       110,000           100,375
                                                         ------------                  ------------                    ------------
                                                            2,379,550                     5,406,325                       1,968,850

Energy-Related                                                    --%                          0.1%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp. bonds 7 7/8s, 2029           290,000       285,389       705,000         693,791       940,000           925,054
Panda Global Energy Co. company guaranty
  12 1/2s, 2004 (China)                          10,000         5,700        10,000           5,700         5,000             2,850
PP&L Capital Funding, Inc. company guaranty
  5.9s, 2000                                    130,000       127,595       215,000         211,023       680,000           667,420
RAM Energy Inc. sr. notes 11 1/2s, 2008          70,000        34,650       190,000          94,050        60,000            29,700
York Power Funding 144A notes 12s, 2007
  (Cayman Islands)                              280,000       280,000       680,000         680,000       250,000           250,000
                                                         ------------                  ------------                    ------------
                                                              733,334                     1,684,564                       1,875,024

Entertainment                                                    0.3%                          0.5%                            0.9%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub. notes
  9 1/2s, 2009                                  425,000       354,875     1,060,000         885,100       373,000           311,455
Boyd Gaming Corp. sr. sub. notes
  9 1/2s, 2007                                       --            --            --              --        25,000            24,250
Cinemark USA, Inc. sr. sub. notes
  8 1/2s, 2008                                  345,000       269,100       330,000         257,400       290,000           226,200
Circus Circus Enterprises, Inc. sr. notes
  6.45s, 2006                                   250,000       221,313       650,000         575,413       250,000           221,313
Colorado Gaming & Entertainment Co.
  sr. notes 12s, 2003                            50,000        47,500       275,000         261,250        50,000            47,500
Disney (Walt) Co. med. term notes
  5.62s, 2008                                        --            --            --              --     1,045,000           943,781
Diva Systems Corp. sr. disc. notes,
  stepped-coupon Ser. B, zero % (12 5/8s,
  3/1/03), 2008 (STP)                           488,000       146,400     1,231,000         369,300       403,000           120,900
Fitzgeralds Gaming Corp. company guaranty
  Ser. B, 12 1/4s, 2004 (in default) (NON)      190,000       102,125       460,000         247,250       160,000            86,000
Harrahs Entertainment, Inc. company guaranty
  7 1/2s, 2009                                  500,000       470,170     1,250,000       1,175,425       450,000           423,153
Hollywood Casino Corp. company guaranty
  11 1/4s, 2007                                 280,000       282,100       680,000         685,100       250,000           251,875
Hollywood Park, Inc. sr. sub. notes Ser. B,
  9 1/2s, 2007                                  220,000       213,400       530,000         514,100       190,000           184,300
Hollywood Park, Inc. company guaranty
  Ser. B, 9 1/4s, 2007                               --            --       280,000         268,800            --                --
Horseshoe Gaming Holdings company guaranty
  8 5/8s, 2009                                  210,000       198,450       520,000         491,400       200,000           189,000
Isle of Capri Black Hawk LLC 144A 1st
  mortgage Ser. B, 13s, 2004                     30,000        32,550        80,000          86,800        30,000            32,550
Mohegan Tribal Gaming, Auth. sr. sub. notes
  8 3/4s, 2009                                  210,000       205,800       530,000         519,400       180,000           176,400
Mohegan Tribal Gaming, Auth. sr. notes
  8 1/8s, 2006                                  190,000       184,300       460,000         446,200       160,000           155,200
Park Place Entertainment sr. sub. notes
  7 7/8s, 2005                                  140,000       131,950       340,000         320,450       120,000           113,100
Players International Inc. sr. notes
  10 7/8s, 2005                                 100,000       105,875       280,000         296,450       200,000           211,750
Premier Parks, Inc. sr. notes 9 3/4s, 2007           --            --       540,000         513,000            --                --
Premier Parks, Inc. sr. notes 9 1/4s, 2006      623,000       585,620        45,000          42,300       525,000           493,500
SFX Entertainment, Inc. 144A company guaranty
  Ser. B, 9 1/8s, 2008                           95,000        89,775       245,000         231,525        80,000            75,600
Silver Cinemas, Inc. sr. sub. notes
  10 1/2s, 2005                                 130,000        57,200       320,000         140,800       110,000            48,400
Time Warner Entertainment, Inc. notes
  8 7/8s, 2012                                  225,000       249,658       400,000         443,836       580,000           643,562
Time Warner Entertainment, Inc. company
  guaranty 6 5/8s, 2029                         450,000       392,400     1,090,000         950,480     1,440,000         1,255,680
Trump A.C. 1st mtge. 11 1/4s, 2006              155,000       131,750       375,000         318,750       105,000            89,250
Trump Castle Funding 144A sub. notes
  10 1/4s, 2003                                 260,000       263,271       660,000         668,303       220,000           222,768
United Artists Theatre sr. sub. notes
  9 3/4s, 2008                                  485,000        97,000     1,165,000         233,000       435,000            87,000
                                                         ------------                  ------------                    ------------
                                                            4,832,582                    10,941,832                       6,634,487

Environmental Control                                             --%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 144A
  sr. sub. notes 10s, 2009                           --            --     1,290,000       1,202,925            --                --
Allied Waste Industries, Inc. company
  guaranty Ser. B, 7 7/8s, 2009                 425,000       374,531     1,005,000         885,656       380,000           334,875
Allied Waste Industries, Inc. company
  guaranty Ser. B, 7 5/8s, 2006                 180,000       162,225       270,000         243,338       150,000           135,188
                                                         ------------                  ------------                    ------------
                                                              536,756                     2,331,919                         470,063

Food and Beverages                                                --%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Ameriserve Food Co. company
  guaranty 10 1/8s, 2007                         35,000        22,750        90,000          58,500        30,000            19,500
Aurora Foods, Inc. 144A ser. sub. notes
  Ser. D, 9 7/8s, 2007                               --            --       385,000         387,888            --                --
Aurora Foods, Inc. sr. sub. notes Ser. B,
  9 7/8s, 2007                                   20,000        20,150        60,000          60,450        20,000            20,150
Doane Pet Care Co. sr. sub. notes
  9 3/4s, 2007                                       --            --        45,000          44,100        15,000            14,700
Pepsi Bottling Group Inc. sr. notes Ser. B,
  7s, 2029                                      295,000       271,400       730,000         671,600       910,000           837,200
RAB Enterprises, Inc. company guaranty
  10 1/2s, 2005                                 200,000       126,000       500,000         315,000       160,000           100,800
Vlassic Foods Intl. Inc. 144A sr. sub. notes
  10 1/4s, 2009                                 150,000       135,000       360,000         324,000       140,000           126,000
                                                         ------------                  ------------                    ------------
                                                              575,300                     1,861,538                       1,118,350

Health Care                                                      0.1%                          0.2%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.
  deb. 8.36s, 2024                               50,000        44,250            --              --       125,000           110,625
Columbia/HCA Healthcare Corp. med term notes
  notes 7.69s, 2025                              80,000        63,600       200,000         159,000        70,000            55,650
Columbia/HCA Healthcare Corp.
  notes 7 1/4s, 2008                             20,000        17,503        80,000          70,013        20,000            17,503
Columbia/HCA Healthcare Corp. med term notes
  6.63s, 2045                                   270,000       257,221       640,000         609,709       230,000           219,114
Conmed Corp. company guaranty
  9s, 2008                                       80,000        73,600       210,000         193,200        65,000            59,800
Extendicare Health Services, Inc. company
  guaranty 9.35s, 2007                          300,000       180,000       640,000         384,000       250,000           150,000
Hudson Respiratory Care, Inc. sr. sub. notes
  9 1/8s, 2008                                  130,000       101,400       320,000         249,600       110,000            85,800
Integrated Health Services, Inc. sr. sub.
  notes Ser. A, 9 1/2s, 2007                    250,000        40,000       560,000          89,600       220,000            35,200
Integrated Health Services, Inc. sr. sub.
  notes Ser. A, 9 1/4s, 2008                     60,000        10,200       190,000          32,300        60,000            10,200
Mariner Post-Acute Network, Inc. sr. sub.
  notes Ser. B, 9 1/2s, 2007                    330,000        19,800       830,000          49,800       170,000            10,200
Mariner Post-Acute Network, Inc. sr. sub.
  notes stepped-coupon Ser. B, zero % (10 1/2s,
  11/1/02), 2007 (STP)                           70,000         3,500       160,000           8,000       100,000             5,000
MedPartners, Inc. sr. sub. notes
  6 7/8s, 2000                                   90,000        85,950       240,000         229,200            --                --
Multicare Cos., Inc. sr. sub. notes 9s, 2007    400,000       152,000     1,010,000         383,800       330,000           125,400
Paracelsus Healthcare sr. sub. notes
  10s, 2006                                     150,000       102,000       355,000         241,400       115,000            78,200
Paragon Corp. Holdings, Inc. company guaranty
  Ser. B, 9 5/8s, 2008                           80,000        27,200       190,000          64,600        60,000            20,400
Quorum Health Group, Inc.
  sr. sub. notes 8 3/4s, 2005                        --            --            --              --       100,000            89,000
Sun Healthcare Group, Inc. sr. sub. notes
  Ser. B, 9 1/2s, 2007 (in default) (NON)        75,000         7,500       175,000          17,500            --                --
Tenet Healthcare Corp. sr. notes 8s, 2005       400,000       380,000       975,000         926,250       500,000           475,000
Tenet Healthcare Corp. sr. notes Ser. B,
  7 5/8s, 2008                                  150,000       136,500       390,000         354,900       130,000           118,300
Triad Hospitals Holdings 144A sr. sub. notes
  11s, 2009                                     130,000       129,350       320,000         318,400       110,000           109,450
                                                         ------------                  ------------                    ------------
                                                            1,831,574                     4,381,272                       1,774,842

Insurance and Finance                                            0.7%                          1.3%                            3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes
  9 1/8s, 2003                                  230,000       154,100       580,000         388,600       190,000           127,300
Advanta Corp. med. term notes Ser. B,
  7s, 2001                                      350,000       326,288       700,000         652,575       150,000           139,838
Advanta Corp. med-term notes Ser. D,
  6.92s, 2002                                    90,000        81,644       330,000         299,363       200,000           181,432
AFC Capital Trust company guaranty Ser. B,
  8.207s, 2027                                  285,000       273,677       675,000         648,182       970,000           931,462
American General Institute 144A company
  guaranty 8 1/8s, 2046                         480,000       483,154     1,190,000       1,197,818     1,390,000         1,399,132
AMRESCO, Inc. sr. sub. notes Ser. 98-A,
  9 7/8s, 2005                                   30,000        18,900        70,000          44,100        20,000            12,600
Bank of America Corp. sr. notes
  5 7/8s, 2009                                  425,000       387,315     1,030,000         938,670     1,355,000         1,234,852
Banponce Financial Corp. med. term note
  7 1/8s, 2002                                  205,000       204,588            --              --       740,000           738,513
CIT Group Holdings sr. notes
  6 1/2s, 2002                                  325,000       321,740       760,000         752,377     1,185,000         1,173,114
Chase Manhattan Corp. sub. notes
  6s, 2009                                      250,000       230,320       620,000         571,194       820,000           755,450
Chevy Chase Savings Bank Inc. sub. deb.
  9 1/4s, 2005                                  120,000       120,600            --              --       300,000           301,500
Chevy Chase Savings Bank Inc. sub. deb.
  9 1/4s, 2008                                  175,000       175,875       450,000         452,250       125,000           125,625
Colonial Capital I 144A company
  guaranty 8.92s, 2027                           35,000        32,148        90,000          82,667        30,000            27,556
Contifinancial Corp. sr. notes 8 3/8s, 2003     150,000        51,750       355,000         122,475       135,000            46,575
Contifinancial Corp. sr. notes 8 1/8s, 2008     200,000        68,000       530,000         180,200       200,000            68,000
Contifinancial Corp. sr. notes 7 1/2s, 2002     240,000        57,600       570,000         136,800       210,000            50,400
Countrywide Home Loan Corp. company guaranty
  med term notes 6 1/4s, 2009                   420,000       385,715     1,010,000         927,554     1,300,000         1,193,881
DTI Holdings Inc. sr. disc. notes,
  stepped-coupon Ser. B, zero % (12 1/2s,
  03/01/03), 2008 (STP)                         605,000       211,750     2,045,000         715,750       780,000           273,000
Delta Financial Corp. sr. notes
  9 1/2s, 2004                                  110,000        88,000       300,000         240,000        90,000            72,000
Dime Capital Trust I bank guaranty
  Ser. A, 9.33s, 2027                            35,000        34,820        90,000          89,538        30,000            29,846
Finova Capital Corp. notes 7.4s, 2007                --            --            --              --       810,000           800,904
Firstar Bank Milwaukee sr. bank notes
  6 1/4s, 2002                                       --            --            --              --       305,000           299,983
Ford Motor Credit Corp. sr. notes 5.8s,
  2009                                        1,005,000       913,073     2,460,000       2,234,984       735,000           667,770
GS Escrow Corp. sr. notes 7 1/8s, 2005          325,000       303,261       800,000         746,488       275,000           256,605
General Motors Acceptance Corp.
  notes 5 3/4s, 2003                            245,000       235,739       575,000         553,265       870,000           837,114
Goldman Sachs Group, Inc. (The) notes Ser.
  B, 7.35s, 2009                                505,000       503,990     1,235,000       1,232,530     1,650,000         1,646,700
Greenpoint Capital Trust I company
  guaranty 9.1s, 2027                                                        90,000          85,813        30,000            28,604
Heller Financial Inc. notes 6s, 2004            380,000       364,344       940,000         901,272     1,180,000         1,131,384
Household Finance Corp. notes
  6 1/2s, 2008                                  245,000       230,528       595,000         559,853       820,000           771,563
Household Finance Corp. sr. unsub.
  5 7/8s, 2009                                  245,000       220,412       605,000         544,282       805,000           724,210
Imperial Credit Capital Trust I 144A company
  guaranty 10 1/4s, 2002                        100,000        80,000       275,000         220,000       200,000           160,000
Imperial Credit Industries, Inc. sr. notes
  9 7/8s, 2007                                   40,000        31,950       100,000          79,875        30,000            23,963
Investors Capital Trust I company
  guaranty Ser. B, 9.77s, 2027                       --            --        15,000          14,531            --                --
Merita Bank Ltd. sub. notes 6 1/2s, 2006
  (Finland)                                     295,000       281,816       730,000         697,376     1,060,000         1,012,629
Money Store, Inc. notes 8.05s, 2002             165,000       169,643       360,000         370,130       525,000           539,774
National Westminster Bank sub. notes 7 3/8s,
  2009 (United Kingdom)                         440,000       439,208     1,075,000       1,073,065     1,435,000         1,432,417
NationsBank Corp. sub. notes
  6 7/8s, 2005                                  610,000       605,700     1,515,000       1,504,319            --                --
Nationwide Credit Inc. sr. notes Ser. A,
  10 1/4s, 2008                                 160,000        97,600       500,000         305,000       180,000           109,800
Netia Holdings B.V. 144A company guaranty
  stepped-coupon zero % (11 1/4s, 11/1/01),
  2007 (Poland) (STP)                            20,000        12,600        40,000          25,200        10,000             6,300
Netia Holdings B.V. 144A company guaranty
  10 1/4s, 2007 (Poland)                         30,000        26,400        60,000          52,800        20,000            17,600
North Fork Capital Trust I company
  guaranty 8.7s, 2026                            10,000         9,801        15,000          14,702            --                --
Ocwen Capital Trust I company
  guaranty 10 7/8s, 2027                         20,000        13,000        50,000          32,500        15,000             9,750
Ocwen Federal Bank FSB sub. deb.
  12s, 2005                                       5,000         4,700        10,000           9,400         5,000             4,700
Ocwen Financial Corp. notes
  11 7/8s, 2003                                  10,000         9,400        10,000           9,400        10,000             9,400
Orange Cogen Funding 144A company guaranty
  8.175s, 2022                                   75,000        73,665       195,000         191,529       275,000           270,105
PRT Funding Corp. sr. notes 11 5/8s, 2004
  (in default) (NON)                             95,000        42,513       225,000         100,688        75,000            33,563
Paine Webber Group, Inc. sr. notes 6.55s,
  2008                                          505,000       474,644     1,095,000       1,029,180     1,705,000         1,602,512
Peoples Bank-Bridgeport sub. notes
  7.2s, 2006                                    240,000       223,490       565,000         526,134       865,000           805,497
Peoples Heritage Capital Trust
  company guaranty Ser. B, 9.06s, 2027               --            --       165,000         158,978            --                --
Pindo Deli Finance Mauritius Ltd. company
  guaranty 10 3/4s, 2007 (Indonesia)             90,000        50,400       215,000         120,400        65,000            36,400
Pioneer Americas Acquisition 144A
  sr. notes 9 1/4s, 2007                         35,000        26,950        90,000          69,300        30,000            23,100
Polytama International notes 11 1/4s,
  2007 (Indonesia)                               54,499         9,810       136,249          24,525        46,162             8,309
Popular, Inc. med. term notes 6.4s, 2000        375,000       373,864            --              --     1,095,000         1,091,682
Provident Capital Trust company guaranty
  8.6s, 2026                                     70,000        66,329       190,000         180,035            --                --
Provident Companies, Inc. bonds
  7.405s, 2038                                  415,000       360,249       910,000         789,944     1,370,000         1,189,256
RBF Finance Co. company guaranty
  11s, 2006                                     450,000       464,625     1,100,000       1,135,750       390,000           402,675
Riggs Capital Trust 144A bonds
  8 5/8s, 2026                                   35,000        32,438        90,000          83,413        40,000            37,072
Sears Roebuck Acceptance Corp.
  notes 6 7/8s, 2017                            155,000       139,573       380,000         342,179       500,000           450,235
Sovereign Capital Trust company
  guaranty 9s, 2027                              50,000        47,848            --              --        45,000            43,063
Sprint Capital Corp. company guaranty 6.9s,
  2019                                          375,000       347,306       905,000         838,166     1,180,000         1,092,857
Sprint Capital Corp. company guaranty
  5.7s, 2003                                         --            --       580,000         553,854            --                --
St. Paul Bancorp sr. notes 7 1/8s, 2004         380,000       370,029            --              --     1,275,000         1,241,544
TIG Holdings, Inc. notes 8 1/8s, 2005           275,000       264,828       615,000         592,251       925,000           890,784
Toyota Motor Credit Corp. notes
  5 5/8s, 2003                                       --            --            --              --       880,000           849,103
Webster Capital Trust I 144A bonds
  9.36s, 2027                                     5,000         4,807        20,000          19,227        10,000             9,614
                                                         ------------                  ------------                    ------------
                                                           11,634,517                    26,462,451                      29,450,617

Lodging                                                          0.1%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Epic Resorts LLC company guaranty
  Ser. B, 13s, 2005                             100,000        87,000       250,000         217,500        80,000            69,600
Host Marriott L.P. sr. notes Ser. E,
  8 3/8s, 2006                                  100,000        94,000       220,000         206,800       100,000            94,000
Host Marriott Travel Plaza sr. notes Ser. B,
  9 1/2s, 2005                                  440,000       451,000       915,000         937,875       350,000           358,750
ITT Corp. notes 6 3/4s, 2005                    530,000       477,106     1,300,000       1,170,260       460,000           414,092
Sun International Hotels Ltd. sr. sub. notes
  8 5/8s, 2007                                  150,000       135,750       400,000         362,000       125,000           113,125
                                                         ------------                  ------------                    ------------
                                                            1,244,856                     2,894,435                       1,049,567

Medical Supplies and Devices                                      --%                           --%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems, Inc. company
  guaranty 9 3/4s, 2006                              --            --       265,000         245,788            --                --
Kinetic Concepts, Inc. company guaranty
  Ser. B, 9 5/8s, 2007                          110,000        79,200       355,000         255,600       100,000            72,000
Mediq, Inc. company guaranty 11s, 2008          150,000        97,500       360,000         234,000       130,000            84,500
Mediq, Inc. deb. stepped-coupon zero %
  (13s, 6/1/03), 2009 (STP)                     120,000        30,000       290,000          72,500       100,000            25,000
                                                         ------------                  ------------                    ------------
                                                              206,700                       807,888                         181,500

Metals and Mining                                                0.1%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp. sr. notes 9 1/8s, 2006           200,000       200,500       510,000         511,275       175,000           175,438
AK Steel Corp. company guaranty
  7 7/8s, 2009                                  230,000       211,600       550,000         506,000       200,000           184,000
Ameristeel Corp. company guaranty Ser. B,
  8 3/4s, 2008                                  245,000       240,100       595,000         583,100       210,000           205,800
Anker Coal Group, Inc. sr. notes Ser. B,
  9 3/4s, 2007 (in default) (NON)               600,000       222,000     1,125,000         416,250       400,000           148,000
Continental Global Group sr. notes
  Ser. B, 11s, 2007                              65,000        38,350       170,000         100,300        60,000            35,400
Lodestar Holdings, Inc. company guaranty
  11 1/2s, 2005                                 210,000       157,500       500,000         375,000       190,000           142,500
National Steel Corp. 1st mtge. Ser. D,
  9 7/8s, 2009                                       --            --       610,000         605,425            --                --
Oregon Steel Mills 1st mortgage
  11s, 2003                                     119,000       124,653       300,000         314,250       110,000           115,225
WHX Corp. sr. notes 10 1/2s, 2005                    --            --       240,000         226,800            --                --
Weirton Steel Co. sr. notes
  11 3/8s, 2004                                 100,000        99,250       250,000         248,125        93,000            92,303
                                                         ------------                  ------------                    ------------
                                                            1,293,953                     3,886,525                       1,098,666

Oil and Gas                                                      0.2%                          0.4%                            0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Belco Oil & Gas Corp. company guaranty Ser.
  B, 10 1/2s, 2006                              420,000       431,550       905,000         929,888       370,000           380,175
Belco Oil & Gas Corp. sr. sub. notes Ser.
  B, 8 7/8s, 2007                               260,000       248,950       640,000         612,800       220,000           210,650
Benton Oil & Gas Co. sr. notes
  11 5/8s, 2003                                 100,000        72,500       125,000          90,625            --                --
Benton Oil & Gas Co. sr. notes
  9 3/8s, 2007                                   15,000         9,150        45,000          27,450        20,000            12,200
CMS Panhandle Holding Corp.
  sr. notes 6 1/8s, 2004                        250,000       239,403       615,000         588,930       780,000           746,936
Cliffs Drilling Co. company guaranty Ser. D,
  10 1/4s, 2003                                 200,000       195,500       150,000         146,625       500,000           488,750
Coastal Corp. bonds 6.95s, 2028                 340,000       300,169       750,000         662,138
Columbia Gas System, Inc. notes Ser. E,
  7.32s, 2010                                   150,000       145,859       400,000         388,956       500,000           486,195
Columbia Gas System, Inc. notes Ser. B,
  6.61s, 2002                                   210,000       207,568       530,000         523,863            --                --
Conoco, Inc. sr. notes 5.9s, 2004                    --            --            --              --     1,050,000         1,016,946
El Paso Energy Corp. sr. notes
  6 3/4s, 2009                                       --            --            --              --     1,200,000         1,135,308
Flores & Rucks, Inc. sr. sub. notes
  9 3/4s, 2006                                   35,000        35,788        90,000          92,025            --                --
Gulf Canada Resources, Ltd. sr. sub. notes
  9 5/8s, 2005 (Canada)                         505,000       520,150       900,000         927,000       370,000           381,100
Gulf Canada Resources, Ltd. sr. notes
  8 3/8s, 2005 (Canada)                         100,000        98,239            --              --       300,000           294,717
K N Energy, Inc. sr. notes 6.45s, 2003          100,000        97,002       240,000         232,805       300,000           291,006
Ocean Energy, Inc. company guaranty Ser.
  B, 8 7/8s, 2007                               170,000       169,150       420,000         417,900       150,000           149,250
Ocean Energy, Inc. company guaranty Ser.
  B, 8 3/8s, 2008                               140,000       135,100       350,000         337,750       150,000           144,750
Petro Geo-Services ADR notes 7 1/2s,
  2007 (Norway)                                 345,000       340,715       875,000         864,133       585,000           577,734
Pogo Producing Co. sr. sub. notes Ser. B,
  8 3/4s, 2007                                  120,000       114,600       315,000         300,825       105,000           100,275
Seven Seas Petroleum sr. notes Ser. B,
  12 1/2s, 2005                                  80,000        32,000       200,000          80,000        60,000            24,000
Snyder Oil Corp. sr. sub. notes
  8 3/4s, 2007                                   35,000        34,475        90,000          88,650        30,000            29,550
Vintage Petroleum sr. sub. notes
  9 3/4s, 2009                                  250,000       254,375       780,000         793,650       210,000           213,675
                                                         ------------                  ------------                    ------------
                                                            3,682,243                     8,106,013                       6,683,217

Packaging and Containers                                          --%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr. sub. notes
  9 7/8s, 2007                                  170,000       158,950       435,000         406,725       150,000           140,250
Huntsman Packaging Corp. company guaranty
  9 1/8s, 2007                                  130,000       121,550       375,000         350,625       135,000           126,225
Packaging Corp. 144A sr. sub. notes
  9 5/8s, 2009                                  270,000       272,700       650,000         656,500       240,000           242,400
Radnor Holdings Inc. sr. notes 10s, 2003        150,000       153,000       365,000         372,300       130,000           132,600
                                                         ------------                  ------------                    ------------
                                                              706,200                     1,786,150                         641,475

Paper and Forest Products                                        0.1%                          0.2%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
APP Finance II Mauritius Ltd. bonds
  stepped-coupon 12s, (16s, 2/15/04), 2049
  (Indonesia) (STP)                             110,000        63,800       280,000         162,400       100,000            58,000
Boise Cascade Co. med. term notes
  Ser. A, 7.43s, 2005                            20,000        19,381       660,000         639,560        10,000             9,690
Buckeye Cellulose Corp. sr. sub. notes
  9 1/4s, 2008                                   25,000        25,000        50,000          50,000        25,000            25,000
Pacifica Papers, Inc. sr. notes 10s,
  2009 (Canada)                                 210,000       213,150       520,000         527,800       200,000           203,000
Repap New Brunswick sr. notes 10 5/8s, 2005
  (Canada)                                      300,000       261,750     1,045,000         911,763       280,000           244,300
Republic Group, Inc. sr. sub. notes 9 1/2s,
  2008                                           15,000        13,875        40,000          37,000            --                --
Riverwood International Corp. company guaranty
  10 7/8s, 2008                                 270,000       254,475       645,000         607,913       215,000           202,638
Riverwood International Corp. company guaranty
  10 1/4s, 2006                                 140,000       137,200       380,000         372,400       125,000           122,500
                                                         ------------                  ------------                    ------------
                                                              988,631                     3,308,836                         865,128

Pharmaceuticals                                                   --%                           --%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. 144A sr. notes
  9 1/4s, 2005                                   60,000        59,550       150,000         148,875       200,000           198,500
ICN Pharmaceuticals, Inc. 144A sr. notes
  8 3/4s, 2008                                       --            --       710,000         647,875            --                --
                                                         ------------                  ------------                    ------------
                                                               59,550                       796,750                         198,500

Photography                                                       --%                           --%                             --%
-----------------------------------------------------------------------------------------------------------------------------------
PX Escrow Corp. sr. disc. notes
  stepped-coupon zero % (9 5/8s, 2/1/02), 2006
  (STP)                                          35,000        17,500       100,000          50,000        35,000            17,500

Publishing                                                       0.1%                          0.2%                            0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr. notes
  11s, 2007                                     395,000       365,375       990,000         915,750       350,000           323,750
American Media Operation, Inc. sr. sub. notes
  10 1/4s, 2009                                 325,000       314,438       805,000         778,838       300,000           290,250
Garden State Newspapers, Inc. sr. sub. notes
  Ser. B, 8 3/4s, 2009                          325,000       307,125       850,000         803,250       275,000           259,875
Garden State Newspapers, Inc. sr. sub. notes
  8 5/8s, 2011                                  100,000        90,000       180,000         162,000        90,000            81,000
Hollinger International Publishing, Inc.
  company guaranty 9 1/4s, 2007                  50,000        49,500       100,000          99,000            --                --
Hollinger International Publishing, Inc. sr.
  sub. notes 9 1/4s, 2006                       100,000        99,000            --              --       150,000           148,500
News America Holdings, Inc. deb.
  7 3/4s, 2045                                  100,000        89,460       205,000         183,393       325,000           290,745
News America Holdings, Inc.
  deb. 7.7s, 2025                               220,000       206,382       505,000         473,741       720,000           675,432
Perry-Judd company guaranty 10 5/8s, 2007       225,000       204,750       390,000         354,900       130,000           118,300
Von Hoffman Press, Inc. 144A
  sr. sub. notes 13 1/2s, 2009                   27,765        25,266        71,931          65,457        23,706            21,572
Von Hoffman Press, Inc. 144A
  sr. sub. notes 10 3/8s, 2007                   35,000        34,300        90,000          88,200        30,000            29,400
                                                         ------------                  ------------                    ------------
                                                            1,785,596                     3,924,529                       2,238,824

Real Estate                                                       --%                           --%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc. sr. notes Ser. C,
  8.45s, 2008                                        --            --            --              --        10,000             9,250
Prime Hospitality Corp. sub. notes
  9 3/4s, 2007                                   95,000        91,200            --              --       125,000           120,000
Tanger Properties Ltd. partnership gtd.
  notes 8 3/4s, 2001                            340,000       338,218       830,000         825,651       290,000           288,480
                                                         ------------                  ------------                    ------------
                                                              429,418                       825,651                         417,730

Retail                                                           0.1%                          0.2%                            0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc. sr. notes
  8 1/2s, 2003                                  135,000       141,144       370,000         386,839       575,000           601,168
Federated Department Stores, Inc.
  notes 6.3s, 2009                              225,000       207,023       560,000         515,256       695,000           639,470
Home Interiors & Gifts, Inc. company guaranty
  10 1/8s, 2008                                  50,000        43,750       140,000         122,500        50,000            43,750
K mart Corp. med. term notes
  8.85s, 2011                                   140,000       135,451       350,000         338,629       120,000           116,101
K mart Corp. med. term notes 8s, 2001            10,000         9,962       310,000         308,807            --                --
K mart Corp. deb. 7 3/4s, 2012                   10,000         9,100         5,000           4,550        10,000             9,100
Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004       35,000        31,675       250,000         226,250        30,000            27,150
Lowe's Cos., Inc. deb. 6 1/2s, 2029             400,000       345,608       985,000         851,060     1,220,000         1,054,104
Southland Corp.1st priority sr. sub. deb.
  5s, 2003                                      135,000       116,438       350,000         301,875       115,000            99,188
William Carter Holdings Co. sr. sub. notes
  Ser. A, 12s, 2008                              50,000        50,000       140,000         140,000        50,000            50,000
William Carter Holdings Co. sr. sub. notes
  Ser. A, 10 3/8s, 2006                         220,000       211,200       530,000         508,800       340,000           326,400
Zale Corp. sr. notes Ser. B, 8 1/2s, 2007        60,000        59,400       150,000         148,500        50,000            49,500
                                                         ------------                  ------------                    ------------
                                                            1,360,751                     3,853,066                       3,015,931

Satellite Services                                               0.1%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp. sr. notes
  9 3/8s, 2009                                  610,000       600,85      1,570,000       1,546,450       510,000           502,350
Golden Sky Systems company guaranty Ser. B,
  12 3/8s, 2006                                 150,000      159,750        380,000         404,700       130,000           138,450
Satelites Mexicanos S.A. de C.V. 144A sr.
  notes 10 1/8s, 2004 (Mexico)                   80,000       61,600        210,000         161,700        70,000            53,900
                                                         ------------                  ------------                    ------------
                                                              822,200                     2,112,850                         694,700

Specialty Consumer Products                                       --%                           --%                            0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Decora Industries, Inc. sr. sec. notes
  Ser. B, 11s, 2005                             180,000       160,200       240,000         213,600       160,000           142,400
EOP Operating L.P. notes 6.763s, 2007           350,000       327,380       750,000         701,528     1,160,000         1,085,029
                                                         ------------                  ------------                    ------------
                                                              487,580                       915,128                       1,227,429

Telecommunications                                               1.3%                          2.6%                            3.0%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Capital Corp. med. term notes 6 1/4s,
  2001                                          340,000       336,668       755,000         747,601     1,085,000         1,074,367
Adelphia Communications Corp. sr. notes
  Ser. B, 10 1/4s, 2000                          10,000        10,125        20,000          20,250        10,000            10,125
Adelphia Communications Corp. sr. notes
  Ser. B, 9 7/8s, 2007                          220,000       222,200       535,000         540,350       195,000           196,950
Adelphia Communications Corp.
  sr. notes 9 1/2s, 2004 (PIK)                   21,000        21,105        42,000          42,210            --                --
Adelphia Communications Corp. sr. notes
  Ser. B, 8 3/8s, 2008                          140,000       131,950       360,000         339,300       130,000           122,525
AirTouch communications, Inc. notes
  7s, 2003                                      560,000       561,982       910,000         913,221            --                --
Allegiance Telecom, Inc. sr. disc. notes
  stepped-coupon Ser. B, zero % (11 3/4s,
  2/15/03), 2008 (STP)                          240,000       156,000       590,000         383,500       230,000           149,500
Allegiance Telecom, Inc. sr. notes
  12 7/8s, 2008                                  60,000        65,100            --              --       190,000           206,150
Barak I.T.C. sr. disc. notes stepped-coupon
  Ser. B, zero % (12 1/2s, 11/15/02), 2007
  (Israel) (STP)                                 80,000        44,400       190,000         105,450        60,000            33,300
Bestel S.A .de C.V. sr. disc. notes
  stepped-coupon zero % (12 3/4s, 5/15/03),
  2005 (Mexico) (STP)                           100,000        63,000       220,000         138,600        90,000            56,700
Birch Telecommunications, Inc. sr. notes
  14s, 2008                                     100,000        98,000       240,000         235,200        80,000            78,400
BTI Telecom Corp. sr. notes 10 1/2s, 2007       360,000       302,400       875,000         735,000       390,000           327,600
Call-Net Enterprises Inc. sr. disc. notes
  stepped-coupon zero % (10.8s, 5/15/04),
  2009 (Canada) (STP)                           580,000       307,400     1,370,000         726,100       310,000           164,300
Call-Net Enterprises, Inc. sr. disc. notes
  stepped-coupon zero % (9.27s, 8/15/02),
  2007 (Canada) (STP)                           120,000        70,800       310,000         182,900       310,000           182,900
Call-Net Enterprises, Inc. sr. disc. notes
  stepped-coupon zero % (8.94s, 8/15/03),
  2008 (Canada) (STP)                           220,000       113,300       400,000         206,000       160,000            82,400
Call-Net Enterprises Inc. sr. notes 8s, 2008
  (Canada)                                      150,000       120,000       300,000         240,000       130,000           104,000
Caprock Communications Corp. sr. notes
  11 1/2s, 2009                                 200,000       194,000       500,000         485,000       200,000           194,000
Carrier1 International S.A. 144A sr. notes
  13 1/4s, 2009 (Switzerland)                   210,000       210,000       520,000         520,000       180,000           180,000
Celcaribe S.A. sr. notes stepped-coupon
  zero % (13 1/2s, 3/15/04), 2004 (Colombia)
  (STP)                                         230,000       169,050       470,000         345,450       170,000           124,950
CellNet Data Systems, Inc. sr. disc. notes
  stepped-coupon zero % (14s, 10/1/02), 2007
  (STP)                                         400,000       144,000     1,000,000         360,000       350,000           126,000
Charter Communications Holdings LLC 144A sr.
  notes 8 5/8s, 2009                          1,240,000     1,153,200     1,500,000       1,395,000     1,110,000         1,032,300
Clearnet Communications, Inc. sr. disc. notes
  stepped-coupon zero % (14 3/4s, 12/15/00),
  2005 (STP)                                    380,000       357,200       930,000         874,200       320,000           300,800
Colt Telecommunications Group PLC sr. disc.
  notes stepped-coupon zero %, (12s, 12/15/01),
  2006 (United Kingdom) (STP)                   300,000       245,250       725,000         592,688       250,000           204,375
Conecel Holdings 144A notes Ser. A, 14s, 2000
  (in default) (NON)                             55,000         5,500       145,000          14,500        50,000             5,000
Covad Communications Group Inc. sr. notes
  12 1/2s, 2009                                 420,000       394,800     1,030,000         968,200       360,000           338,400
Covad Communications Group, Inc. sr. disc.
  notes stepped-coupon Ser. B, zero % (13 1/2s,
  03/15/03), 2008 (STP)                         135,000        68,850       330,000         168,300       115,000            58,650
Econophone, Inc. 144A notes stepped-coupon
  zero % (11s, 2/15/03), 2008 (STP)             310,000       173,600       790,000         442,400       260,000           145,600
Esprit Telecom Group PLC sr. notes 11 1/2s,
  2007 (United Kingdom)                         170,000       172,550       430,000         436,450       160,000           162,400
Exodus Communications, Inc. 144A sr. notes
  11 1/4s, 2008                                  50,000        50,500       110,000         111,100        40,000            40,400
Facilicom International sr. notes Ser. B,
  10 1/2s, 2008                                  60,000        51,000       160,000         136,000        50,000            42,500
Firstworld Communication Corp. sr. disc. notes
  stepped-coupon zero % (13, 4/15/03), 2008
  (STP)                                         430,000       219,300     1,080,000         550,800       360,000           183,600
Flag Ltd. 144A sr. notes 8 1/4s,
  2008 (Bermuda)                                120,000       104,700       390,000         340,275       100,000            87,250
Focal Communications Corp. sr. disc. notes,
  stepped-coupon Ser. B, zero % (12 1/8s,
  02/15/03), 2008 (STP)                         490,000       275,625       930,000         523,125       430,000           241,875
Global Crossing Holdings, Ltd. company guaranty
  9 5/8s, 2008                                  600,000       616,500     1,530,000       1,572,075       510,000           524,025
GST Telecommunications, Inc. company guaranty
  stepped-coupon zero % (13 7/8s, 12/15/00),
  2005 (STP)                                    298,000       226,480       452,000         343,520       186,000           141,360
GST Telecommunications, Inc. 144A sr. disc.
  notes stepped-coupon zero % (10 1/2s,
  5/1/03), 2008 (STP)                           530,000       249,100     1,430,000         672,100       520,000           244,400
Hyperion Telecommunications Corp., Inc. sr.
  disc. notes stepped-coupon Ser. B, zero %
  (13s, 4/15/01), 2003 (STP)                     85,000        71,400       210,000         176,400        70,000            58,800
Hyperion Telecommunications Corp., Inc. sr.
  notes Ser. B, 12 1/4s, 2004                   100,000       105,000       290,000         304,500        90,000            94,500
Hyperion Telecommunications Inc. sr. sub.
  notes 12s, 2007                               280,000       281,400       650,000         653,250       250,000           251,250
ICG Holdings, Inc. sr. disc. notes
  stepped-coupon zero % (13 1/2s, 9/15/00),
  2005 (STP)                                    130,000       113,100       260,000         226,200       100,000            87,000
ICG Services, Inc. sr. disc. notes
  stepped-coupon zero % (10s, 02/15/03),
  2008 (STP)                                  1,000,000       575,000     1,190,000         684,250       800,000           460,000
ICG Services, Inc. sr. disc. notes
  stepped-coupon zero % (9 7/8s, 5/1/03),
  2008 (STP)                                    280,000       155,400       690,000         382,950       245,000           135,975
Intelcom Group (USA), Inc. company guaranty
  stepped-coupon zero % (12 1/2s, 5/1/01),
  2006 (STP)                                    120,000        94,800       305,000         240,950       115,000            90,850
Interact Systems, Inc. 144A
  14s, 2003                                     100,000        16,000       300,000          48,000        90,000            14,400
Intermedia Communications, Inc. sr. notes
  Ser. B, 8.6s, 2008                            230,000       197,800       540,000         464,400       270,000           232,200
Intermedia Communications, Inc. sr. notes
  Ser. B, 8 1/2s, 2008                          420,000       359,100       940,000         803,700       250,000           213,750
International Cabletel, Inc. sr. notes
  stepped-coupon Ser. B, zero % (11 1/2s,
  2/01/01), 2006 (STP)                          460,000       400,200     1,400,000       1,218,000       480,000           417,600
ITC Deltacom, Inc. sr. notes 11s, 2007           58,000        60,900       156,000         163,800        52,000            54,600
KMC Telecom Holdings, Inc. sr. disc. notes
  stepped-coupon zero % (12 1/2s, 2/15/03),
  2008 (STP)                                    200,000       100,000       580,000         290,000       175,000            87,500
KMC Telecomunications 144A sr. notes
  13 1/2s, 2009                                 360,000       349,200       910,000         882,700       360,000           349,200
Knology Holdings, Inc. sr. disc. notes
  stepped-coupon zero %, (11 7/8s, 10/15/02),
  2007 (STP)                                    335,000       195,138       840,000         489,300       260,000           151,450
L-3 Communications Corp. sr. sub. notes
  Ser. B, 10 3/8s, 2007                          50,000        51,688       135,000         139,556        50,000            51,688
L-3 Communications Corp. sr. notes
  9 1/8s, 2008                                  550,000       497,750     1,535,000       1,389,175       535,000           484,175
L-3 Communications Corp. sr. sub. notes
  8 1/2s, 2008                                   90,000        85,725       230,000         219,075        70,000            66,675
L-3 Communications Corp. company guaranty
  Ser. B, 8s, 2008                               90,000        83,025       210,000         193,725        80,000            73,800
Logix Communications Enterprises sr. notes
  12 1/4s, 2008                                 140,000       117,600       340,000         285,600       110,000            92,400
Long Distance International, Inc. sr. notes
  12 1/4s, 2008                                  50,000        25,000       110,000          55,000        40,000            20,000
MCI WorldCom, Inc. sr. notes 6 1/8s, 2001            --            --       830,000         825,277            --                --
McCaw International Ltd sr. disc. notes
  stepped coupon zero % (13s, 4/15/02), 2007
  (STP)                                          10,000         6,000        20,000          12,000        10,000             6,000
McLeodUSA, Inc. sr. notes 8 1/8s, 2009          340,000       316,200       830,000         771,900       290,000           269,700
Microcell Telecommunications sr. disc. notes
  stepped-coupon Ser. B, zero % (14s, 12/1/01),
  2006 (Canada) (STP)                           250,000       208,750       600,000         501,000       220,000           183,700
Millicom International Cellular S.A. sr. disc.
  notes stepped-coupon zero % (13 1/2s,
  6/1/01), 2006 (Luxembourg) (STP)              435,000       311,025     1,105,000         790,075       365,000           260,975
NEXTEL Communicaitons, Inc. sr. disc. notes
  stepped-coupon zero % (12 1/8s, 4/15/03),
  2008 (STP)                                    710,000       356,775     1,830,000         919,575       630,000           316,575
NEXTEL Communications, Inc. sr. notes
  12s, 2008                                     270,000       299,700       680,000         754,800       240,000           266,400
NEXTEL Communications, Inc. sr. disc. notes
  stepped-coupon zero % (10.65s, 9/15/02), 2007
  (STP)                                          20,000        14,750        65,000          47,938        25,000            18,438
NEXTEL Communications, Inc. sr. disc. notes
  stepped-coupon zero % (9.95s, 2/15/03), 2008
  (STP)                                          30,000        20,925        60,000          41,850        30,000            20,925
NEXTEL Communications, Inc. sr. disc. notes
  9 3/4s, 2004                                  600,000       604,500     1,555,000       1,566,663       510,000           513,825
NTL Communications Corp. sr. notes Ser. B,
  11 1/2s, 2008                                 140,000       149,800       340,000         363,800       120,000           128,400
NTL Inc. sr. notes Ser. B, 10s, 2007
  (United Kingdom)                              270,000       275,400       615,000         627,300       100,000           102,000
NTL Inc. sr. notes, stepped-coupon Ser. B,
  zero % (9 3/4s, 4/1/03), 2008
  (United Kingdom) (STP)                         60,000        39,600       210,000         138,600       100,000            66,000
NorthEast Optic Network, Inc. sr. notes
  12 3/4s, 2008                                 270,000       272,700       670,000         676,700       240,000           242,400
Onepoint Communications, Inc. company guaranty
  Ser. B, 14 1/2s, 2008                          60,000        39,000       130,000          84,500        50,000            32,500
Orbital Imaging Corp. sr. notes Ser. B,
  11 5/8s, 2005                                 115,000        87,400       300,000         228,000       100,000            76,000
Price Communications Wireless, Inc. 144A sr.
  notes 9 1/8s, 2006                            370,000       377,400       920,000         938,400       320,000           326,400
Primus Telecommunications Group, Inc. sr.
  notes Ser. B, 9 7/8s, 2008                    100,000        88,000       210,000         184,800        80,000            70,400
Qwest Communications International, Inc. sr.
  disc. notes stepped-coupon zero % (9.47s,
  10/15/02), 2007 (STP)                         225,000       178,364       455,000         360,692       180,000           142,691
Qwest Communications International, Inc. sr.
  disc. notes stepped-coupon zero % (8.29s,
  2/1/03), 2008 (STP)                            15,000        11,046        55,000          40,503        25,000            18,410
Qwest Communications International, Inc. sr.
  notes Ser. B, 7 1/4s, 2008                    130,000       125,880       410,000         397,007       130,000           125,880
RCN Corp. sr. disc. notes stepped-coupon
  zero %, (11 1/8s, 10/15/02), 2007 (STP)        50,000        32,250       110,000          70,950        35,000            22,575
RSL Communications, Ltd. company guaranty
  12 1/4s, 2006                                 140,000       139,300       350,000         348,250       123,000           122,385
RSL Communications, Ltd. 144A
  10 1/2s, 2008                                 100,000        91,000       260,000         236,600        90,000            81,900
RSL Communications, Ltd. company guaranty
  9 1/8s, 2008                                  180,000       150,300       420,000         350,700       165,000           137,775
Rhythms Netconnections, Inc. sr. disc. notes
  stepped-coupon Ser. B, zero % (13 1/2s,
  5/15/03), 2008 (STP)                          260,000       127,400       610,000         298,900       210,000           102,900
Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007
  (Canada)                                      425,000       433,500       950,000         969,000       375,000           382,500
Sprint Spectrum L.P. sr. disc. notes
  stepped-coupon zero % (12 1/2s, 8/15/01),
  2006 (STP)                                    180,000       166,698       430,000         398,223       160,000           148,176
Sprint Spectrum L.P. sr. notes 11s, 2006         60,000        67,173            --              --        45,000            50,380
Startec Global Communications Corp. sr. notes
  12s, 2008                                     110,000        91,300       280,000         232,400        90,000            74,700
TCI Communications, Inc. sr. notes 8.65s,
  2004                                          355,000       382,087     2,380,000       2,561,594     3,430,000         3,691,709
Telecommunications Techniques, Inc. company
  guaranty 9 3/4s, 2008                          80,000        76,000       620,000         589,000        60,000            57,000
Telecorp PCS Inc. 144A sr. disc. notes
  stepped-coupon zero %, (11 5/8s, 4/15/04),
  2009 (STP)                                    210,000       121,275       510,000         294,525       180,000           103,950
Telehub Communications Corp. company guaranty
  stepped-coupon zero % (13 7/8s, 7/31/02),
  2005 (STP)                                     90,000        22,500       200,000          50,000        80,000            20,000
TeleWest Communications PLC 144A
  11 1/4s, 2008                                  40,000        44,500        90,000         100,125        30,000            33,375
TeleWest Communications PLC deb. 9 5/8s, 2006
  (United Kingdom)                              470,000       473,525       930,000         936,975       370,000           372,775
Teligent, Inc. sr. disc. notes stepped-coupon
  Ser. B, zero % (11 1/2s, 3/1/03), 2008 (STP)  150,000        78,750       370,000         194,250       140,000            73,500
Teligent, Inc. sr. notes 11 1/2s, 2007          140,000       128,100       320,000         292,800        85,000            77,775
Time Warner Telecom Inc. sr. notes
  9 3/4s, 2008                                  500,000       503,750     1,240,000       1,249,300       420,000           423,150
Transtel S.A. pass-through certificates
  12 1/2s, 2007                                  30,000        14,700        70,000          34,300        20,000             9,800
United Pan-Europe N.V. 144A stepped-coupon
  zero % (12 1/2s, 2004), 2009 (Netherlands)
  (STP)                                         510,000       285,600     1,240,000         694,400       460,000           257,600
United Pan-Europe N.V. 144A 10 7/8s, 2009
  (Netherlands)                                 240,000       241,800       590,000         594,425       220,000           221,650
US Xchange LLC sr. notes 15s, 2008               80,000        78,000       200,000         195,000        70,000            68,250
Versatel Telecom B.V. sr. notes 13 1/4s, 2008
  (Netherlands)                                 110,000       108,900       280,000         277,200        90,000            89,100
Versatel Telecom B.V. notes 13 1/4s,
  2008 (Netherlands)                             50,000        49,500       130,000         128,700        40,000            39,600
Viatel, Inc. sr. disc. notes stepped-coupon
  zero % (12 1/2s, 4/15/03), 2008 (STP)         280,000       156,800       640,000         358,400       280,000           156,800
Viatel, Inc. sr. notes 11 1/4s, 2008            340,000       319,600       870,000         817,800       280,000           263,200
Williams Communications Group Inc. sr. notes
  10 7/8s, 2009                                 470,000       468,825     1,160,000       1,151,288       420,000           418,950
WinStar Communications, Inc. sr. sub. notes
  10s, 2008                                     500,000       415,000     1,030,000         854,900       320,000           265,600
WinStar Communications, Inc. sr. sub. notes
  stepped-coupon zero % (15s, 3/1/02), 2007
  (STP)                                         235,000       270,250       715,000         822,250       215,000           247,250
WorldCom, Inc. sr. notes 6.95s, 2028                 --            --            --              --     1,080,000         1,006,290
Worldwide, Fiber Inc. 144A 12s, 2009            240,000       234,600       590,000         576,725       220,000           215,050
                                                         ------------                  ------------                    ------------
                                                           21,197,059                    51,667,756                      23,078,199

Textiles                                                          --%                          0.1%                            0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Day International Group, Inc. company guaranty
  9 1/2s, 2008                                  170,000       137,700       430,000         348,300       140,000           113,400
Galey & Lord, Inc. company guaranty
  9 1/8s, 2008                                  220,000        50,600       540,000         124,200       180,000            41,400
Polymer Group, Inc. company guaranty
  Ser. B, 9s, 2007                               45,000        42,638       130,000         123,175        40,000            37,900
Polymer Group, Inc. company guaranty Ser. B,
  8 3/4s, 2008                                  110,000       103,125       280,000         262,500        90,000            84,375
Westpoint Stevens, Inc. sr. notes
  7 7/8s, 2008                                  200,000       179,000       500,000         447,500       180,000           161,100
                                                         ------------                  ------------                    ------------
                                                              513,063                     1,305,675                         438,175

Transportation                                                   0.2%                          0.4%                            0.7%
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp. deb. 7.95s, 2027                      275,000       276,139            --              --       710,000           712,939
Calair LLC 144A company guaranty
  8 1/8s, 2008                                  810,000       748,238     1,970,000       1,819,788       720,000           665,100
Canadian Airlines Corp. secd. notes 10s,
  2005 (Canada)                                 170,000       136,000       420,000         336,000       140,000           112,000
Cathay International Ltd. 144A sr. notes 13s,
  2008 (China)                                  210,000       100,800       530,000         254,400       180,000            86,400
Continental Airlines, Inc. sr. notes
  9 1/2s, 2001                                  210,000       211,575       650,000         654,875       250,000           251,875
Continental Airlines, Inc. pass-through
  certificates Ser. 981C, 6.541s, 2008          574,640       554,068     1,218,786       1,175,153     1,642,472         1,583,672
Hermes Europe Railtel 144A sr. notes 11 1/2s,
  2007 (Netherlands)                            120,000       123,000            --              --       300,000           307,500
International Shipholding Corp. sr. notes
  7 3/4s, 2007                                   40,000        36,800        90,000          82,800        30,000            27,600
Johnstown America Industries, Inc. company
  guaranty Ser. C, 11 3/4s, 2005                 70,000        71,400       125,000         127,500       145,000           147,900
Johnstown America Industries, Inc.
  sr. sub. notes 11 3/4s, 2005                   90,000        91,800       270,000         275,400            --                --
Kitty Hawk, Inc. company guaranty
  9.95s, 2004                                    80,000        76,800       180,000         172,800        70,000            67,200
Newport News Shipbuilding sr. notes
  8 5/8s, 2006                                   40,000        40,800       100,000         102,000            --                --
TFM S.A. de C.V. company guaranty
  stepped-coupon zero %, (11 3/4s, 6/15/02),
  2009 (Mexico) (STP)                           135,000        75,600       355,000         198,800       115,000            64,400
TFM S.A. de C.V. company guaranty
  10 1/4s, 2007 (Mexico)                             --            --        70,000          61,425            --                --
Trans World Airlines, Inc. sr. notes
  11 1/2s, 2004                                 145,000       120,350       360,000         298,800       105,000            87,150
Trans World Airlines, Inc. sr. notes
  11 3/8s, 2006                                 100,000        64,000       245,000         156,800        80,000            51,200
US Air Inc. pass-through certificates Ser.
  93-A2, 9 5/8s, 2003                           100,000        99,352     1,100,000       1,092,872       400,000           397,408
Union Pacific Corp. notes 7 3/8s, 2009          240,000       238,440       580,000         576,230       775,000           769,963
                                                         ------------                  ------------                    ------------
                                                            3,065,162                     7,385,643                       5,332,307

Utilities                                                        0.2%                          0.5%                            1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Public Service Co. sr. notes
  6 3/4s, 2006                                  220,000       212,313       585,000         564,560       785,000           757,572
CMS Energy Corp. pass through
  certificates 7s, 2005                         480,000       457,646       900,000         858,087       460,000           438,578
Calpine Corp. sr. notes 10 1/2s, 2006           150,000       157,500     1,000,000       1,050,000       250,000           262,500
Calpine Corp. sr. notes 8 3/4s, 2007            240,000       240,998                                      80,000            80,333
Calpine Corp. sr. notes 7 7/8s, 2008            160,000       152,000       380,000         361,000       130,000           123,500
Calpine Corp. sr. notes 7 3/4s, 2009            280,000       262,332     2,000,000       1,873,800       665,000           623,039
CiNergy Corp. deb. 6 1/8s, 2004                 370,000       350,623       895,000         848,129     1,205,000         1,141,894
Cleveland Electric Illuminating Co. 1st mtge.
  Ser. B, 9 1/2s, 2005                           60,000        63,562            --              --       150,000           158,904
Cleveland Electric Illuminating Co. 1st mtge
  6.86s, 2008                                   220,000       207,605       540,000         509,576       180,000           169,859
Connecticut Light & Power Co.
  1st mtge. Ser. A, 7 7/8s, 2001                     --            --            --              --       100,000           101,269
El Paso Electric Co. 1st mtge. Ser. D,
  8.9s, 2006                                     10,000        10,769        20,000          21,539         5,000             5,385
GTE Corp. deb. 6.46s, 2008                      170,000       162,714            --              --       540,000           516,856
Jersey Central Power & Light Co. 1st mtge.
  med. term note 6.85s, 2006                     95,000        93,480       220,000         216,480       335,000           329,640
Leviathan Gas Corp. company guaranty Ser. B,
  10 3/8s, 2009                                  70,000        71,750       180,000         184,500        60,000            61,500
Midland Funding II Corp. deb. Ser. B,
  13 1/4s, 2006                                  53,000        63,955       395,000         476,647        80,000            96,536
Midland Funding II Corp. deb. Ser. A, 11 3/4s,
  2005                                          500,000       552,867     1,000,000       1,105,290       525,000           580,277
Nevada Power Co. sr. notes Ser. B,
  6.2s, 2004                                    315,000       300,888       780,000         745,056       990,000           945,648
Niagara Mohawk Power Corp. mtge.
  9 1/2s, 2000                                   50,000        51,014            --              --       200,000           204,056
Niagara Mohawk Power Corp. sr. notes Ser. F,
  7 5/8s, 2005                                   60,487        60,863       143,659         144,552        52,927            53,256
Niagara Mohawk Power Corp. sr. notes Ser. E,
  7 3/8s, 2003                                   60,488        60,788       151,220         151,971        52,927            53,190
Niagara Mohawk Power Corp. 1st mtge.
  6 7/8s, 2003                                  150,000       151,158       400,000         403,088       150,000           151,158
Northeast Utilities System notes Ser. A,
  8.58s, 2006                                    16,506        16,731        44,277          44,881        11,806            11,967
Northeast Utilities System notes Ser. B,
  8.38s, 2005                                    99,733        99,120       290,133         288,349        90,666            90,108
Public Service Co. of New Mexico sr. notes
  Ser. A, 7.1s, 2005                            395,000       391,251        90,000          89,146       350,000           346,679
                                                         ------------                  ------------                    ------------
                                                            4,191,927                     9,936,651                       7,303,704
                                                         ------------                  ------------                    ------------

Total Corporate Bonds and Notes
  (cost $101,263,794, $247,758,665
  and $139,312,487)                                      $ 91,978,320                  $225,466,933                    $132,544,927
-----------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 4.1%                          8.4%                           13.7%
FOREIGN GOVERNMENT                            Principal                   Principal                     Principal
BONDS AND NOTES (a)                            Amount           Value      Amount             Value      Amount               Value
-----------------------------------------------------------------------------------------------------------------------------------
AUD   Australia (Government of) bonds Ser.
        808, 8 3/4s, 2008                     1,215,000  $    922,522     2,905,000    $  2,205,700     1,935,000      $  1,469,201
CAD   Canada (Government of)
        5 1/2s, 2009                          2,095,000     1,404,190     5,380,000       3,605,987     2,775,000         1,859,965
CAD   Canada (Government of) 4 1/2s,
        2001                                 21,755,000    14,622,991    53,020,000      35,638,290    33,250,000        22,349,550
EUR   Cert Di Credito Del Tes (Italy
        Treasury bill) bonds zero %, 1999     8,920,000     9,477,117    21,585,000      22,933,136    12,715,000        13,509,142
DKK   Denmark (Government of)
        bonds 6s, 2009                        4,160,000       613,925    10,175,000       1,501,607     6,005,000           886,207
EUR   France Treasury bill bonds 4s, 2000    11,816,226    12,657,589    29,240,639      31,322,689    17,188,144        18,412,009
EUR   Germany (Federal Republic of) 6 3/4s,
        2004                                  3,235,000     3,781,476    11,660,000      13,629,677    10,570,000        12,355,548
EUR   Germany (Federal Republic of) bonds
        Ser. 98, 5 5/8s, 2028                 7,124,738     7,407,576    16,423,248      17,075,219     8,688,203         9,033,107
EUR   Germany (Federal Republic of) bonds
        Ser. 98, 4 3/4s, 2028                   525,000       484,445     1,255,000       1,158,054       695,000           641,313
EUR   Germany (Federal Republic of) bonds
        Ser. 128, 3 3/4s, 2003                6,955,000     7,294,237    16,335,000      17,131,756     9,075,000         9,517,642
USD   Quebec (Province of) deb.
        7s, 2007                                450,000       450,923     1,060,000       1,062,173     1,515,000         1,518,106
SEK   Sweden(Government of) bonds Ser.
        1039, 5 1/2s, 2002                   26,600,000     3,310,410    67,600,000       8,412,921    39,500,000         4,915,834
GBP   United Kingdom Treasury bonds Ser.
        85, 9 3/4s, 2002                      3,260,000     5,849,252     7,670,000      13,761,890     4,305,000         7,724,242
                                                         ------------                  ------------                    ------------

Total Foreign Government Bonds
  and Notes (cost $68,988,623, $171,090,859
  and $105,249,120)                                      $ 68,276,653                  $169,439,099                    $104,191,866
-----------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 3.2%                          6.1%                           21.7%
U.S. GOVERNMENT AND                           Principal                   Principal                     Principal
AGENCY OBLIGATIONS (a)                         Amount           Value      Amount             Value      Amount               Value

U.S. Government Agency
Mortgage Obligations                                             1.4%                          2.6%                            9.9%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
 Mortgage Association
  8 1/2s, July 1, 2028                        $ 443,603    $  459,267    $1,114,794     $ 1,154,158    $1,836,131       $ 1,900,965
  6 1/2s, April 1, 2029                         398,469       382,279     1,008,472         967,497     1,662,744         1,595,187
  6s, with due dates from April 1, 2006 to
  July 1, 2006                                  409,217       397,321       912,827         886,291     1,309,232         1,271,172
Federal National Mortgage Association
  8s, TBA, October 1, 2029                      774,000       789,720     1,900,000       1,938,589     3,500,000         3,571,085
  7 1/2s, TBA, October 1, 2029                1,230,000     1,233,456     3,075,000       3,083,641     4,115,000         4,126,563
  6 1/2s, TBA, October 25, 2029                 635,180       609,081     1,546,901       1,483,339     2,065,416         1,980,548
Federal National Mortgage Association
  Pass-through Certificates 7.346s,
  July 1, 2025                                   26,523        26,921        63,934          64,893        75,590            76,724
  8 1/2s, with due dates from September 1,
  2019 to February 1, 2029                      837,454       867,025     1,833,775       1,898,526     2,818,537         2,919,914
  8s, with due dates from June 1, 2026 to
  August 1, 2028                                666,220       679,751     1,524,579       1,555,543     1,750,825         1,786,383
  7 1/2s, with due dates from May 1, 2003
  to September 1, 2029                          650,732       660,493     1,686,487       1,711,785     2,064,826         2,095,798
  7s, with due dates from April 1, 2012 to
  September 1, 2029                           2,157,001     2,145,038     4,521,715       4,493,456     6,620,796         6,579,800
  6 1/2s, with due dates from August 1,
  2010 to September 1, 2029                   6,115,937     5,870,832     7,472,127       7,163,903    13,465,148        12,943,134
  6s, with due dates from May 15, 2008 to
  January 15, 2014                            3,165,463     3,040,075     7,664,937       7,361,792    10,175,324         9,771,627
  5 3/4s, April 15, 2003                        495,000       486,877     1,145,000       1,126,211     1,655,000         1,627,841
Government National Mortgage
  Association Pass-through Certificates
  10s, with due dates from June 15, 2013
  to March 1, 2029                              501,915       547,200     1,263,491       1,377,801     1,656,199         1,806,871
  9 1/2s, December 15, 2017                     231,862       248,672       573,332         614,899       712,450           764,102
  9s, December 15, 2016                         258,016       274,464       630,705         670,912       786,333           836,462
  8s, with due dates from May 15, 2022 to
  June 15, 2028                               1,183,908     1,208,481     2,990,429       3,055,845     5,342,315         5,459,839
  7 1/2s, with due dates from April 15, 2022
  to December 15, 2023                          262,885       264,609     1,182,527       1,189,160     2,295,549         2,310,800
  7s, with due dates from March 15, 2023 to
  May 15, 2029                                1,214,717     1,193,082     4,115,307       4,049,717     5,962,397         5,858,399
  6 1/2s, with due dates from September 15,
  2023 to May 15, 2029                        2,140,013     2,049,465     6,736,294       6,448,554     5,903,169         5,655,883
                                                         ------------                  ------------                    ------------
                                                           23,434,109                    52,296,512                      74,939,097

U.S. Treasury Obligations                                        1.8%                          3.5%                           11.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
  6 3/8s, August 15, 2027 (SEG)                      --            --            --              --       785,000           786,350
  6 1/8s, August 15, 2029                       980,000       989,643     2,390,000       2,413,518     3,295,000         3,327,423
  6 1/8s, November 15, 2027 (SEG)             1,490,000     1,446,924     4,615,000       4,481,580     6,450,000         6,263,531
  5 1/2s, August 15, 2028                        10,000         8,950            --              --     1,525,000         1,364,875
  5 1/4s, August 15, 2003 (SEG)               4,595,000     4,503,835       920,000         901,747    13,300,000        13,036,128
  5 1/4s, February 15, 2029 (SEG)             2,300,000     2,012,868     6,855,000       5,999,222     9,545,000         8,353,402
  5 1/4s, November 15, 2028 (SEG)             1,033,000       895,322     3,484,000       3,019,652            --                --
U. S. Treasury Bond Strip, 6.85s,
  February 15, 2019                              55,000        15,589       140,000          39,682       185,000            52,436
U.S. Treasury Notes
  6 1/8s, August 15, 2007                            --            --            --              --       435,000           435,474
  6s, August 15, 2004                         5,075,000     5,124,177     9,905,000      10,000,979     9,580,000         9,672,830
  6s, August 15, 2009                           500,000       504,060     3,360,000       3,387,283     1,945,000         1,960,793
  5 5/8s, May 15, 2008                               --            --            --              --       688,000           667,787
  5 1/2s, July 31, 2001                              --            --     1,170,000       1,167,075            --                --
  5 1/2s, May 15, 2009                        1,640,000     1,586,962     3,575,000       3,459,385     2,075,000         2,007,895
  5 3/8s, June 30, 2000 (SEG)                        --            --            --              --     5,755,000         5,757,705
  5 1/4s, May 15, 2004                        1,706,000     1,667,342     6,170,000       6,030,188     2,997,000         2,929,088
  5s, February 28, 2001                         215,000       213,321     1,195,000       1,185,667     2,390,000         2,371,334
  4 7/8s, March 31, 2001                        125,000       123,711            --              --       490,000           484,948
  4 3/4s, February 15, 2004                          --            --            --              --     6,980,000         6,695,356
  4 3/4s, November 15, 2008                     935,000       851,140     1,525,000       1,388,223     3,880,000         3,532,003
  4 5/8s, December 31, 2000 (SEG)             5,810,000     5,745,567    23,575,000      23,313,553       375,000           370,841
  4 5/8s, November 30, 2000                          --            --     3,165,000       3,133,856            --                --
  4 1/2s, September 30, 2000 (SEG)            1,795,000     1,777,894     2,030,000       2,010,654    13,850,000        13,718,010
  4 1/4s, November 15, 2003 (SEG)             2,465,000     2,325,580            --              --     6,335,000         5,976,692
                                                         ------------                  ------------                    ------------
                                                           29,792,885                    71,932,264                      89,764,901
                                                         ------------                  ------------                    ------------

Total U.S. Government and Agency
  Obligations (cost $53,905,512,
  $125,778,284 and $166,675,485)                         $ 53,226,994                  $124,228,776                    $164,703,998

-----------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 0.3%                          0.6%                            0.5%
                                              Number of                   Number of                     Number of
PREFERRED STOCKS*                                Shares         Value        Shares           Value        Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 pfd. (PIK)                  2,834    $   45,344         5,329      $   85,264            --           $    --
CSC Holdings, Inc. Ser. M, $11.125
  cum. pfd. (PIK)                                 1,706       183,395         4,241         455,908           787            84,603
California Federal Bancorp Inc. Ser. A,
  $2.281 pfd.                                     8,100       194,400        13,300         319,200        10,000           240,000
Capstar Broadcasting, Inc. 144A
  $12.00 pfd. (PIK)                                 631        73,196         1,710         198,360           569            66,004
Capstar Communications, Inc. Ser. E,
  $12.625 cum. pfd. (PIK)                           255        29,580           636          73,776           222            25,752
Citadel Broadcasting Inc. 144A $13.25
  cum. pfd. (PIK)                                 1,342       152,317         3,230         366,605         1,048           118,948
Concentric Network Corp. Ser. B,
  $13.50 pfd. (PIK)                                  80        73,600           203         186,760            69            63,480
Dobson Communications $13.00 pfd.                   299       288,535           701         676,465           361           348,365
Dobson Communications 144A
  $12.25 pfd. (PIK)                                 105        90,825           267         230,955            --                --
Fresenius Medical Capital Trust I company
  guaranty, Ser. D, 9.00% pfd. (Germany)          1,030     1,011,975         1,380       1,355,850           860           844,950
Fresenius Medical Capital Trust II company
  guaranty, 7.875% pfd. (Germany)                   405       373,613         1,000         922,500           320           295,200
Global Crossing Holdings 144A
  $10.50 pfd.                                     2,790       292,950         6,990         733,950         2,360           247,800
ICG Holdings, Inc., 144A $14.00 pfd.
  (Canada) (PIK)                                     58        53,940         1,008         937,440           121           112,530
IXC Communications, Inc. $12.50 pfd. (PIK)          108       113,400           289         303,450            86            90,301
Intermedia Communication Ser. B,
  $13.50 pfd. (PIK)                                 276       248,400           838         754,200           276           248,400
NEXTEL Communications, Inc. Ser. D,
  13.00% cum. pfd (PIK)                              48        50,640           174         183,570            48            50,640
NEXTEL Communications, Inc. Ser. E,
  $11.125 pfd. (PIK)                                 60        58,800           145         142,100            51            49,980
Nextlink Communications, Inc. 144A
  $7.00 cum. pfd. (PIK)                           8,431       417,335        23,119       1,144,391         3,219           159,341
Paxson Communications Corp.
  $12.50 pfd. (PIK)                                   6         6,375            --              --            --                --
Paxson Communications Corp. 13.25%
  cum. pfd. (PIK)                                    25       270,000            65         702,000            21           226,800
Public Service Co. of New Hampshire
  $2.651 1st mtge. pfd.                           1,160        29,000         6,314         157,850         1,160            29,000
R & B Falcon Corp. $13.875 pfd. (PIK)               166       157,700           384         364,800           155           147,250
Spanish Broadcasting Systems $14.25
  cum. pfd. (PIK)                                   250       262,500           635         666,750           212           222,600
WinStar Communications, Inc. 144A
  $14.25 cum. pfd. (PIK)                            140       117,600           340         285,600           120           100,800
                                                         ------------                  ------------                    ------------

Total Preferred Stocks (cost $4,834,221,
  $12,019,416 and $3,903,976)                             $ 4,595,420                  $ 11,247,744                     $ 3,772,744

-----------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 0.3%                          0.7%                            2.3%
COLLATERALIZED                                Principal                   Principal                     Principal
MORTGAGE OBLIGATIONS*                          Amount           Value      Shares             Value      Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligation
  Trust Ser. 64, Class Z, 9s, 2020           $  345,933    $  361,500    $1,073,833     $ 1,122,156    $1,153,110       $ 1,205,000
Commercial Mortgage Acceptance Corp.
  Ser. 97-ML1, Class A3, 6.57s, 2007                 --            --       275,000         263,227       800,000           765,750
  Ser. 97-ML1, Class A2, 6.53s, 2007             90,000        87,848       220,000         214,741       440,000           429,481
  Ser. 97-ML1, Interest Only (IO), 0.899s,
  2017                                        2,202,422       104,615     4,792,353         227,637     7,431,335           352,988
Criimi Mae Commercial Mortgage Trust Ser.
  98-C1, Class A2, 7s, 2011                     125,000       107,500       250,000         215,000       470,000           404,200
Deutsche Mortgage & Asset Receiving Corp.
  Ser. 98-C1, Class X, IO, 1.243s, 2031       1,837,467       100,774     3,758,456         206,128     6,131,442           336,271
Fannie Mae
  Ser. 97-61, Class ZC, 7s, 2023                206,965       193,409       526,214         491,747            --                --
  Ser. 98-30, Class TH, IO, 6.5s, 2012           60,739        11,313       148,578          27,673       196,235            36,549
Fannie Mae Strip, Ser. 98-30, Class TH,
  6.5s, 2012                                     81,299        51,917       163,567         104,453       127,756            81,584
Freddie Mac
  Ser. 1439, Class I, 7.5s, 2022                490,000       488,545     1,195,000       1,191,452     1,420,000         1,415,784
  Ser. 2113, Class ZM, 6.5s, 2028               100,059        90,053       241,149         217,034       314,214           282,793
  Ser. 2100, Class GI, IO, 6.5s, 2012            72,000        13,410       176,000          32,780       232,000            43,210
  Ser. 2103, Class PI, IO, 6.5s, 2012           192,438        34,292       469,992          83,753       620,797           110,626
  Ser. 2039, Class PI, IO, 6.5s, 2012           139,000        23,022       340,000          56,313       448,000            74,200
  Ser. 2050, Class PI, IO, 6.5s, 2011           119,944        21,702       292,122          52,856       384,982            69,658
  Ser. 1954, Class IO, 6s, 2027                 610,463       184,856     1,489,244         450,962     1,964,755           594,952
Freddie Mac Strip
  Ser. 203, Class PO (Principle Only),
  zero %, 2029                                  128,420        80,664       314,135         197,316       415,883           261,226
  Ser. 176, Class PO, zero %, 2026               26,636        18,462        76,950          53,336       131,998            91,491
  Ser. 177, Class PO, zero %, 2026               52,478        36,374       151,469         104,987       260,599           180,628
Government National Mortgage Association Ser.
  97-8, Class PE, 7.5s, 2027                    790,000       795,925     1,920,000       1,934,400     2,285,000         2,301,138
GS Mortgage Securities Corp. II Ser.
  98-GLII, Class A2, 6.562s, 2031               170,000       161,330       415,000         393,835            --                --
LB Commercial Conduit Mortgage Trust
  Ser. 99-C1, Class A1, 6.41s, 2007             505,063       491,983     1,232,948       1,201,017     1,638,979         1,596,532
  Ser. 99-C2, Class A1, zero %, 2032            600,000       603,938     1,465,000       1,474,614     1,955,000         1,967,830
  Ser. 99-C2, Class A2, zero %, 2032            600,000       604,875     1,465,000       1,476,903     1,955,000         1,970,884
Merrill Lynch Mortgage Investors, Inc.
  Ser. 98-C2, Class A1, 6.22s, 2030             159,527       155,564       385,523         375,945       505,168           492,618
  Ser. 96-C2, IO, 1.5467s, 2028                 300,241        21,040       724,797          50,792       953,631            66,829
Morgan Stanley Capital I Ser. 96-WF1,
  Class A2, 7.218s, 2006                        260,000       262,559       915,000         924,007     1,370,000         1,383,486
Mortgage Capital Funding, Inc. Ser. 98-MC1,
  Class X, IO, 0.86s, 2009                    5,717,038       220,240    13,768,165         530,397    17,904,524           689,744
                                                         ------------                  ------------                    ------------

Total Collateralized
Mortgage Obligations (cost $5,192,008,
  $13,416,894 and $16,831,150)                            $ 5,327,710                  $ 13,675,461                    $ 17,205,452

-----------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 0.2%                          0.4%                            1.6%
ASSET-BACKED                                  Principal                   Principal                     Principal
SECURITIES*                                    Amount           Value      Amount             Value      Amount               Value
-----------------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust Ser. 97-2,
  Class A2, 7.05s, 2021                     $   185,802   $   185,657   $   479,416     $   479,041   $   639,985      $    639,485
Advanta Mortgage Loan Trust Ser. 97-4,
  Class A7, 6.63s, 2029                         440,000       433,211     1,075,000       1,058,413     1,275,000         1,255,327
Amresco Residential Securities Mortgage
  Loan Ser. 97-3, Class A3, 6.6s, 2018           91,572        91,258       228,931         228,144       264,542           263,633
Associates Manufactured Housing
  Ser. 96-1, Class A3, 7s, 2027                      --            --            --              --       382,733           384,527
Capita Equipment Receivables Trust Ser.
  96-1, Class A4, 6.28s, 2000                    31,104        31,104        97,199          97,199       101,087           101,087
First Plus Ser. 98, Class A, 8 1/2s, 2023       187,852       159,675       405,590         344,752       623,328           529,829
GE Capital Mortgage Services, Inc. Ser.
  96-HE2, Class A4, 7.65s, 2012                 130,000       130,731       300,000         301,688       450,000           452,531
Green Tree Financial Corp. Ser. 97-2,
  Class A6, 7.24s, 2028                         380,000       379,286     1,005,000       1,003,111     1,425,000         1,422,321
Green Tree Financial Corp. Ser. 98-2,
  Class A5, 6.24s, 2016                         650,000       641,672     1,420,000       1,401,806     2,135,000         2,107,645
Green Tree Recreational Equipment & Cons.
  Ser. 97-B, Class A1, 6.55s, 2028              299,833       298,450       736,731         733,336     1,936,062         1,927,137
Green Tree Recreational Equipment &
  Cons. 6.28s, 2014                                  --            --     1,255,000       1,229,851            --                --
Green Tree Recreational Equipment & Cons.
  Ser. 98-A, Class A1C, 6.18s, 2019             379,598       375,283       822,463         813,114     1,926,748         1,904,847
Green Tree Recreational Equipment &
  Cons. 6.1s, 2013                                   --            --       645,000         624,012            --                --
Provident Bank Home Equity Loan Trust Ser.
  97-4, Class A3, 6.91s, 2029                   135,000       132,036       325,000         317,865       400,000           391,219
The Money Store Home Equity Trust Ser.
  96-A, Class A5, 6.85s, 2019                   122,240       122,201       286,152         286,062       427,838           427,706
                                                         ------------                  ------------                    ------------

Total Asset-Backed Securities
  (cost $2,940,233, $8,703,250
  and $11,621,207)                                        $ 2,980,564                   $ 8,918,394                    $ 11,807,294

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS                                       GROWTH                      BALANCED                     CONSERVATIVE
OUTSTANDING (a)                Expiration                        0.2%                          0.3%                            0.5%
(cost $2,224,833                    Date/   Contract                     Contract                      Contract
$5,685,685, and $2,966,444)  Strike Price    Amount             Value     Amount              Value     Amount                Value
-----------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond      Jan. 2000/
  Future Contracts (Call)     100.0 JPY     900,000       $ 2,705,927   2,300,000       $ 6,915,146     1,200,000       $ 3,607,902
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                  --%                           --%                             --%
                                              Number of                   Number of                     Number of
UNITS (a)                                         Units         Value         Units           Value         Units             Value
-----------------------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel Company, Ltd.
  Structured Note (issued by UBS AG),
  3.00%, 2000 (South Korea)                          --       $    --         2,200    $    251,634            --      $         --
Pohang Iron & Steel Company, Ltd.
  Structured Note (issued by Merrill
  Lynch & Co., Inc.) 3.00%, 2000 (South
  Korea)                                          4,800       549,792         3,900         446,706            --                --
                                                         ------------                  ------------                    ------------
Total Units (cost $391,386, $500,599
  and $--)                                           --    $  549,792            --    $    698,340            --      $         --

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                  --%                           --%                             --%
CONVERTIBLE PREFERRED                         Number of                   Number of                     Number of
STOCKS*                                          Shares         Value        Shares           Value        Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.
  $3.50 cum. cv. pfd.                               720    $   22,140         1,810      $   55,658           600        $   18,450
K mart Financing I $3.875 cum. cv. pfd.           7,630       358,610         7,330         344,510         1,415            66,505
Paxson Communications Corp. 144A
  9.75% cv. pfd. (PIK)                               10       112,000            20         224,000            10           112,000
                                                         ------------                  ------------                    ------------
Total Convertible Preferred Stocks
  (cost $638,804, $773,195
  and $221,539)                                            $  492,750                    $  624,168                      $  196,955

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                  --%                           --%                             --%
                              Expiration      Number of                   Number of                     Number of
WARRANTS* (NON)                     Date       Warrants         Value      Warrants           Value      Warrants             Value
-----------------------------------------------------------------------------------------------------------------------------------
Bestel S.A. (Mexico)             5/15/05            100     $   3,000           220       $   6,600            90         $   2,700
Birch Telecommunications,
  Inc. 144A                      6/15/08            100         5,500           240          13,200            80             4,400
Cellnet Data Systems, Inc.       9/15/07            285         7,125           645          16,125           210             5,250
Club Regina, Inc. 144A           12/1/04             55            55           140             140            40                40
Colt Telecommunications
  Group PLC                     12/31/06            300       114,000           725         275,500           250            95,000
Consorcio Ecuatoriano
  144A (Ecuador)                 10/1/00            742            74         1,957             196           675                68
DTI Holdings Inc.                 3/1/08          3,025            30         7,225              72         2,400                24
Diva Systems Corp.               5/15/06             75        13,500           220          39,600            75            13,500
Diva Systems Corp.                3/1/08          1,464        11,712         3,693          29,544         1,209             9,672
EOP Operating Ltd. Partnership   6/15/08            350             4           750               8         1,160                12
Epic Resorts                     6/15/05            100             1           250               3            80                 1
Esat Holdings, Inc. (Ireland)     2/1/07             75         5,250           205          14,350            65             4,550
Firstworld Communication         4/15/08            430        30,100         1,080          75,600           360            25,200
Globalstar Telecom               2/15/04            100         7,200           300          21,600            90             6,480
Hyperion Telecommunications
  144A                           4/15/01            400        50,000           850         106,250           200            25,000
ICG Communications              10/15/05            429         7,722           858          15,444           330             5,940
Interact Systems, Inc.            8/1/03            100             1           300               3            90                 1
Intermedia Communications         6/1/00            100         9,025           350          31,588            --                --
International Wireless
  Communications Holdings
  144A                           8/15/01             40            --           115              --            40                --
KMC Telecom Holdings, Inc.       4/15/08            200           600           500           1,500           175               525
Knology Holdings, Inc. 144A     10/15/07            285           713           720           1,800           210               525
Long Distance International,
  Inc. 144A                      4/13/08             50           100           110             220            40                80
MGC Communications, Inc. 144A    10/1/04             20         1,790            55           4,923            15             1,343
McCaw International Ltd.         4/15/07             10            43            20              85            10                43
Mediq Inc. 144A                   6/1/09            120             1           290               3           100                 1
Network Plus Corp.               2/19/09            210         4,200           520          10,400           180             3,600
Onepoint Communications, Inc.     6/1/08             60            60           130             130            50                50
Orbital Imaging Corp. 144A        3/1/05            115         2,300           300           6,000           100             2,000
Paxson Communications
  Corp. 144A                     6/30/03            320         1,280           640           2,560           320             1,280
Powertel, Inc.                    2/1/06                           --         1,600           7,200            --                --
R& B Falcon Corp. 144A            5/1/09            160        40,000           370          92,500           150            37,500
Startec Global
  Communications Corp.           5/15/08            110           110           280             280            90                90
Sterling Chemicals Holdings      8/15/08             35           420           110           1,320            30               360
Telehub Communications Corp.     7/31/05             90           900           200           2,000            80               800
UIH Australia/Pacific, Inc.
  144A                           5/15/06             --            --           610          18,300           200             6,000
Versatel Telecom B.V.
  144A (Netherlands)             5/15/08            160        25,600           410          65,600           130            20,800
Wireless One, Inc.              10/19/00            450            --         1,050               1           375                --
                                                         ------------                  ------------                    ------------
Total Warrants (cost $140,356,
  $368,247 and $125,170)                                    $ 342,416                     $ 860,645                       $ 272,835

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                  --%                           --%                             --%
CONVERTIBLE BONDS                             Principal                   Principal                     Principal
AND NOTES*                                     Amount           Value      Amount             Value      Amount               Value
-----------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc. cv. sr. disc.
  notes stepped-coupon zero %, (13 7/8s,
  12/15/00), 2005 (STP)                       $  21,000    $   25,200     $  59,000      $   70,800     $  17,000        $   20,400
HEALTHSOUTH Corp. cv. sub. deb.
  3 1/4s, 2003                                  110,000        85,113       270,000         208,913       100,000            77,375
Integrated Device Technology, Inc. cv.
  sub. notes 5 1/2s, 2002                        40,000        37,750       115,000         108,531        35,000            33,031
                                                         ------------                  ------------                    ------------
Total Convertible Bonds and Notes
  (cost $134,502, $366,935
  and $122,415)                                            $  148,063                    $  388,244                      $  130,806

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                      BALANCED                     CONSERVATIVE
                                                                 5.2%                          4.9%                            6.6%
                                              Principal                   Principal                     Principal
SHORT-TERM INVESTMENTS*                        Amount           Value      Amount             Value      Amount               Value
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp. effective
  yield of 5.33%, October 5, 1999          $         --  $         --     $      --     $        --    $5,000,000     $   4,997,033
Eureka Securitization Corp. effective
  yield of 5.34%, October 22, 1999           25,000,000    24,922,125    25,000,000      24,922,125            --                --
Falcon Asset Securitization Corp.
  effective yield of 5.40%, December 13,
  1999                                               --            --            --              --     7,753,000         7,668,105
Sheffield Receivables Corp. effective yield
  of 5.40%, October 25, 1999                 22,660,000    22,578,424            --              --            --                --
Sheffield Receivables Corp. effective yield
  of 5.37%, October 20, 1999                         --            --    25,000,000      24,929,146            --                --
Interest in $369,466,000 joint repurchase
  agreement dated September 30, 1999 with
  Morgan Stanley & Co. Inc. due October 1,
  1999 with respect to various U.S.
  treasury obligations -- maturity value
  of $37,150,365, for an effective yield
  of 5.20%                                           --            --            --              --    37,145,000        37,145,000
Interest in $474,986,000 joint repurchase
  agreement dated September 30, 1999 with
  SBC Warburg Inc. due October 1, 1999 with
  respect to various U.S. treasury
  obligations -- maturity value of
  $40,880,018 and $50,109,376, for an
  effective yield of 5.30%                   40,874,000    40,874,000    50,102,000      50,102,000            --                --
                                                         ------------                  ------------                    ------------
Total Short-Term Investments
  (cost $88,374,549, $99,953,271
  and $49,810,138)                                       $ 88,374,549                  $ 99,953,271                    $ 49,810,138
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments
  (cost $1,482,877,363, $1,833,991,781
  and $742,135,860)***                                 $1,676,332,635                $2,011,726,913                   $ 766,122,687
-----------------------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets as follows:
--------------------------------------------------------------
Growth portfolio                       $1,683,888,645
Balanced portfolio                      2,024,806,305
Conservative portfolio                    759,460,997
--------------------------------------------------------------

(b) The aggregate identified cost on a tax basis is as follows:


                                         Aggregate        Gross Unrealized      Gross Unrealized      Unrealized
                                      Identified Cost       Appreciation          Depreciation       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Growth portfolio                      $1,492,863,188       $273,112,656          $ 89,643,209        $183,469,447
Balanced portfolio                     1,845,976,293        270,449,869           104,699,249         165,750,620
Conservative portfolio                   745,813,844         59,516,463            39,207,620          20,308,843
-----------------------------------------------------------------------------------------------------------------------------------

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1999.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts
      representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at September 30, 1999 which are subject to change based on the terms of the security.

      Diversification by Country

      Distribution of investments by country of issue at September 30, 1999: (as percentage of Market Value)

      Growth Portfolio
      ----------------------
      Canada            1.9%
      Finland           1.0
      France            2.7
      Germany           2.2
      Italy             1.2
      Japan             3.3
      Mexico            1.0
      Netherlands       1.7
      Sweden            1.0
      Switzerland       1.0
      United Kingdom    3.6
      United States    78.2
      Other             1.2
      ----------------------
      Total           100.0%

      Balanced Portfolio
      ----------------------
      Canada            3.1%
      Finland           1.0
      France            3.5
      Germany           3.6
      Italy             1.8
      Japan             3.7
      Mexico            1.0
      Netherlands       1.6
      Sweden            1.0
      Switzerland       1.0
      United Kingdom    4.0
      United States    73.0
      Other             1.7
      ----------------------
      Total           100.0%

      Conservative Portfolio
      ----------------------
      Australia         1.0%
      Canada            3.9
      France            3.9
      Germany           5.0
      Italy             2.3
      Japan             3.0
      Netherlands       1.1
      Sweden            1.1
      Switzerland       1.0
      United Kingdom    3.6
      United States    72.8
      Other             1.3
      ----------------------
      Total           100.0%


------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 1999                                                    GROWTH
(aggregate face value $190,869,278)

                                                                                    Unrealized
                                                    Aggregate Face   Delivery      Appreciation/
                                   Market Value          Value         Date       (Depreciation)
------------------------------------------------------------------------------------------------
Australian Dollars                  $19,117,939      $19,030,024      2/3/00       $   87,915
British Pounds                       11,353,399       11,106,079      2/3/00          247,320
Canadian Dollars                     30,653,239       30,686,718      2/3/00          (33,479)
Danish Krone                          3,007,185        2,991,590      2/3/00           15,595
Euro Dollars                         61,752,531       61,227,128      2/3/00          525,403
Greek Drachma                         1,190,527        1,190,296      2/3/00              231
Japanese Yen                         58,782,593       57,694,752      2/3/00        1,087,841
New Zealand Dollars                     478,010          487,076      2/3/00           (9,066)
Norwegian Krone                       1,088,966        1,069,464      2/3/00           19,502
Swiss Franc                           5,443,844        5,386,151      2/3/00           57,693
------------------------------------------------------------------------------------------------
                                                                                   $1,998,955
------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 1999                                                    GROWTH
(aggregate face value $153,995,224)

                                                                                    Unrealized
                                       Market       Aggregate Face   Delivery      Appreciation/
                                       Value             Value         Date       (Depreciation)
------------------------------------------------------------------------------------------------
Australian Dollars                  $    79,369      $    78,823      2/3/00      $      (546)
British Pounds                       23,167,279       22,652,231      2/3/00         (515,048)
Canadian Dollars                     22,025,121       21,636,858      2/3/00         (388,263)
Euro Dollars                         76,068,233       75,207,856      2/3/00         (860,377)
Greek Drachma                         1,189,692        1,187,742      2/3/00           (1,950)
Japanese Yen                         26,511,600       25,932,341      2/3/00         (579,259)
Hong Kong Dollars                       939,407          936,459      2/3/00           (2,948)
Singapore Dollars                       747,792          759,148      2/3/00           11,356
Swedish Krona                         5,634,080        5,603,766      2/3/00          (30,314)
------------------------------------------------------------------------------------------------
                                                                                  $(2,367,349)
------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 1999                                                    GROWTH

                                                                                    Unrealized
                                                    Aggregate Face  Expiration     Appreciation/
                                     Total Value         Value         Date       (Depreciation)
------------------------------------------------------------------------------------------------
ASX Index (short)                  $  1,410,436      $ 1,421,766      Dec-99       $   11,330
CAC 40 (short)                       32,164,828       32,076,013      Oct-99          (88,815)
DAX Index (short)                    14,730,176       15,637,109      Dec-99          906,933
Euro-Bund 10yr (short)               18,875,415       18,989,965      Dec-99          114,550
Euro-Bund 10yr (long)                 3,390,793        3,392,544      Dec-99           (1,751)
FT-SE 100 (short)                    49,173,023       50,566,708      Dec-99        1,393,685
Gilt (short)                          4,030,229        4,141,816      Dec-99          111,587
JGB 10yr (long)                      78,213,660       77,786,559      Mar-00          427,101
MIB 30 Index (short)                  5,622,566        5,749,915      Dec-99          127,349
Nasdaq 100 (short)                   35,114,400       36,641,207      Dec-99        1,526,807
Nikkei 225 (short)                    5,368,769        5,352,690      Dec-99          (16,079)
Russell 2000 Index
(short)                              86,329,500       88,770,202      Dec-99        2,440,702
S & P 500 Index (long)               25,964,000       26,111,879      Dec-99         (147,879)
US Treasury Note 10yr
(long)                              204,722,375      205,231,430      Dec-99         (509,055)
------------------------------------------------------------------------------------------------
                                                                                   $6,296,465
------------------------------------------------------------------------------------------------


TBA Sale Commitments
at September 30, 1999                                                    GROWTH
(Proceeds receivable $3,723,869)

                                    Principal        Settlement        Market
Agency                               Amount             Date           Value
------------------------------------------------------------------------------------------------
FNMA, 6.5s,
October 2029                         $2,400,000       10/14/99      $2,301,384
GNMA, 9s,
October 2029                            258,016       10/14/99         274,383
GNMA, 8s,
October 2029                          1,120,310       10/21/99       1,145,170
------------------------------------------------------------------------------------------------
                                                                    $3,720,937
------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy
at September 30, 1999                                                    BALANCED
(aggregate face value $305,200,522)

                                                                                    Unrealized
                                                  Aggregate Face     Delivery      Appreciation/
                                    Market Value       Value           Date       (Depreciation)
------------------------------------------------------------------------------------------------
Australian Dollars                 $ 23,005,507     $ 22,899,521      2/3/00       $  105,986
British Pounds                       14,913,884       14,588,387      2/3/00          325,497
Canadian Dollars                     32,837,429       32,881,988      2/3/00          (44,559)
Danish Krone                          4,821,592        4,796,588      2/3/00           25,004
Euro Dollars                        108,464,792      107,617,879      2/3/00          846,913
Greek Drachma                         1,480,068        1,479,789      2/3/00              279
Japanese Yen                        114,082,740      111,866,537      2/3/00        2,216,203
New Zealand Dollars                     540,360          550,607      2/3/00          (10,247)
Norwegian Krone                       1,293,473        1,270,308      2/3/00           23,165
Swiss Franc                           7,322,372        7,248,918      2/3/00           73,454
------------------------------------------------------------------------------------------------
                                                                                   $3,561,695
------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 1999                                                    BALANCED
(aggregate face value $265,569,096)

                                                                                    Unrealized
                                       Market       Aggregate Face   Delivery      Appreciation/
                                       Value             Value         Date       (Depreciation)
------------------------------------------------------------------------------------------------
Australian Dollars                $    146,324      $    145,315      2/3/00      $    (1,009)
British Pounds                      27,742,434        27,125,672      2/3/00         (616,762)
Canadian Dollars                    43,061,013        42,290,229      2/3/00         (770,784)
Euro Dollars                       138,698,688       137,155,002      2/3/00       (1,543,686)
Greek Drachma                        1,479,041         1,476,616      2/3/00           (2,425)
Hong Kong Dollars                    1,091,049         1,087,625      2/3/00           (3,424)
Japanese Yen                        46,675,204        45,661,637      2/3/00       (1,013,567)
Singapore Dollars                      936,212           950,479      2/3/00           14,267
Swedish Krona                        9,728,867         9,676,521      2/3/00          (52,346)
------------------------------------------------------------------------------------------------
                                                                                  $(3,989,736)
------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 1999                                                    BALANCED

                                                                                    Unrealized
                                                    Aggregate Face   Expiration    Appreciation/
                                   Total Value           Value         Date       (Depreciation)
------------------------------------------------------------------------------------------------
ASX Index (short)                 $  1,974,610      $  1,990,473      Dec-99       $   15,863
CAC 40 (short)                      38,039,682        37,934,949      Oct-99         (104,733)
DAX Index (short)                   14,730,176        15,637,109      Dec-99          906,933
Euro-Bund 10yr (short)              51,879,136        52,246,997      Dec-99          367,861
Euro-Bund 10yr (long)                8,250,930         8,255,191      Dec-99           (4,261)
FT-SE 100 (short)                   58,587,004        60,239,581      Dec-99        1,652,577
Gilt (short)                        13,142,051        13,422,765      Dec-99          280,714
JGB 10yr (long)                    121,665,693       120,509,787      Mar-00        1,155,906
MIB 30 Index (short)                 7,073,551         7,233,765      Dec-99          160,214
Nasdaq 100 (short)                  41,942,200        43,766,032      Dec-99        1,823,832
Nikkei 225 (short)                  11,811,292        11,633,791      Dec-99         (177,501)
Russell 2000 Index
(short)                             92,127,750        94,731,617      Dec-99        2,603,867
S & P 500 Index
(short)                              5,841,900         6,121,458      Dec-99          279,558
US Treasury Note 10yr
(long)                             276,303,625       276,762,003      Dec-99         (458,378)
------------------------------------------------------------------------------------------------
                                                                                   $8,502,452
------------------------------------------------------------------------------------------------


TBA Sale Commitments
at September 30, 1999                                                    BALANCED
(Proceeds receivable $4,838,365)

                                      Principal      Settlement        Market
Agency                                 Amount           Date           Value
------------------------------------------------------------------------------------------------
FNMA, 6.5s,
October 2029                        $1,460,000        10/14/99      $1,400,008
GNMA, 9s,
October 2029                           630,705        10/14/99         670,715
GNMA, 8s,
October 2029                         2,705,122        10/21/99       2,765,149
------------------------------------------------------------------------------------------------
                                                                    $4,835,872
------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy
at September 30, 1999                                                    CONSERVATIVE
(aggregate face value $79,591,529)

                                                                                    Unrealized
                                                  Aggregate Face     Delivery      Appreciation/
                                  Market Value         Value           Date       (Depreciation)
------------------------------------------------------------------------------------------------
Australian Dollars                 $ 7,774,204     $ 7,740,093        2/3/00        $ 34,111
Canadian Dollars                    15,353,986      15,367,343        2/3/00         (13,357)
Danish Krone                             4,665           4,642        2/3/00              23
Euro Dollars                        31,826,980      31,603,780        2/3/00         223,200
Greek Drachma                          385,476         386,231        2/3/00            (755)
Japanese Yen                        25,013,692      24,489,440        2/3/00         524,252
------------------------------------------------------------------------------------------------
                                                                                    $767,474
------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 1999                                                    CONSERVATIVE
(aggregate face value $248,253,414)

                                                                                    Unrealized
                                       Market     Aggregate Face     Delivery      Appreciation/
                                       Value           Value           Date       (Depreciation)
------------------------------------------------------------------------------------------------
Australian Dollars                $  4,404,276    $  4,373,913        2/3/00     $   (30,363)
British Pounds                      25,274,272      24,721,063        2/3/00        (553,209)
Canadian Dollars                    24,203,429      23,758,697        2/3/00        (444,732)
Danish Krone                           936,647         913,777        2/3/00         (22,870)
Euro Dollars                       130,003,556     128,988,287        2/3/00      (1,015,269)
Greek Drachma                          387,659         387,024        2/3/00            (635)
Hong Kong Dollar                     2,589,474       2,581,963        2/3/00          (7,511)
Japanese Yen                        47,676,055      46,687,097        2/3/00        (988,958)
Singapore Dollars                    1,336,605       1,359,281        2/3/00          22,676
Swedish Krona                        9,082,765       9,033,897        2/3/00         (48,868)
Swiss Franc                          5,477,824       5,448,415        2/3/00         (29,409)
------------------------------------------------------------------------------------------------
                                                                                 $(3,119,148)
------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 1999                                                    CONSERVATIVE

                                                                                    Unrealized
                                                  Aggregate Face    Expiration     Appreciation/
                                   Total Value         Value           Date       (Depreciation)
------------------------------------------------------------------------------------------------
ASX Index (short)                 $  3,102,958    $  3,127,885        Dec-99      $   24,927
CAC 40 (short)                      10,476,824      10,453,323        Oct-99         (23,501)
DAX Index (short)                    5,093,612       5,406,942        Dec-99         313,330
Euro-Bund 10yr (short)              30,517,139      30,803,161        Dec-99         286,022
Euro-Bund 10yr (long)                4,860,137       4,862,646        Dec-99          (2,509)
FT-SE 100 (short)                   16,624,688      17,073,633        Dec-99         448,945
Gilt (short)                         4,380,684       4,530,699        Dec-99         150,015
Gilt (long)                          1,051,364       1,084,113        Dec-99         (32,749)
JGB 10yr (long)                     55,866,900      55,180,416        Mar-00         686,484
MIB 30 Index (short)                   544,119         556,443        Dec-99          12,324
Nasdaq 100 (short)                  15,118,700      15,773,797        Dec-99         655,097
Nikkei 225 (short)                   5,781,751       5,764,435        Dec-99         (17,316)
Russell 2000 Index
(short)                             29,850,250      30,686,020        Dec-99         835,770
S & P 500 Index
(short)                             11,034,700      11,562,754        Dec-99         528,054
US Treasury Note 10yr
(long)                             117,723,625     117,821,612        Dec-99         (97,987)
------------------------------------------------------------------------------------------------
                                                                                  $3,766,906
------------------------------------------------------------------------------------------------


TBA Sale Commitments
at September 30, 1999                                                    CONSERVATIVE
(Proceeds receivable $7,587,182)

                                    Principal     Settlement           Market
Agency                               Amount          Date              Value
------------------------------------------------------------------------------------------------
FNMA, 6.5s,
October 2029                        $1,980,000        10/14/99      $1,898,642
GNMA, 9s,
October 2029                           786,333        10/14/99         836,216
GNMA, 8s,
October 2029                         4,742,197        10/21/99       4,847,426
------------------------------------------------------------------------------------------------
                                                                    $7,582,284
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999

Putnam Asset Allocation: Growth Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,442,003,363) (Note 1)                                        $1,635,458,635
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $40,874,000) (Note 1)                                               40,874,000
-----------------------------------------------------------------------------------------------
Cash                                                                                     77,788
-----------------------------------------------------------------------------------------------
Foreign currency                                                                     11,806,363
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             5,804,933
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                3,215,855
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       19,385,168
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                       1,109,512
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        2,052,902
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        674,265
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,720,459,421

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     19,959,134
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            5,685,653
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,609,429
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              427,939
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            35,988
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,694
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,060,467
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           2,421,296
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           499,458
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $3,723,869)                      3,720,937
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  145,781
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    36,570,776
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,683,888,645

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,313,433,702
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          2,671,195
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                          167,975,631
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        199,808,117
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,683,888,645

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($664,639,971 divided by 46,320,561 shares)                                              $14.35
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.35)*                                  $15.23
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($470,073,173 divided by 33,295,551 shares)**                                            $14.12
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($103,208,963 divided by 7,369,628 shares)**                                             $14.00
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($59,603,819 divided by 4,211,624 shares)                                                $14.15
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.15)*                                  $14.66
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($386,362,719 divided by 26,749,307 shares)                                              $14.44
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1999

Putnam Asset Allocation: Growth Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $90,439)                                           $ 20,406,613
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $444,056)                                           15,154,059
-----------------------------------------------------------------------------------------------
Total investment income                                                              35,560,672

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,886,629
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,014,495
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        31,892
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         18,685
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,814,963
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,593,600
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 1,021,318
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   458,651
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 106,658
-----------------------------------------------------------------------------------------------
Registration fees                                                                        14,703
-----------------------------------------------------------------------------------------------
Auditing                                                                                 92,155
-----------------------------------------------------------------------------------------------
Legal                                                                                    11,841
-----------------------------------------------------------------------------------------------
Postage                                                                                 293,859
-----------------------------------------------------------------------------------------------
Other                                                                                   106,278
-----------------------------------------------------------------------------------------------
Total expenses                                                                       23,465,727
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (318,634)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         23,147,093
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,413,579
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    166,797,774
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,703,118
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (3,711,473)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                                                    1,158,242
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, and TBA sale commitments during the year                                 159,395,532
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             325,343,193
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $337,756,772
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio
                                                                                      Year ended September 30
                                                                                ------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   12,413,579  $   12,340,501
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       164,789,419      38,400,533
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    160,553,774    (159,749,944)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     337,756,772    (109,008,910)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,108,856)     (5,451,260)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (302,109)     (1,452,810)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (91,915)       (354,049)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (215,219)       (255,177)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (2,230,591)     (2,655,086)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (13,947,178)    (33,520,017)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (9,163,974)    (23,158,050)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (2,091,072)     (4,660,281)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,224,056)     (2,405,966)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (4,648,483)    (13,951,480)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    55,864,763     346,133,424
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        354,598,082     149,260,338

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,329,290,563   1,180,030,225
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $2,671,195 and $2,873,593, respectively)                               $1,683,888,645  $1,329,290,563
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                  Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $11.76               $13.64               $11.41               $10.06                $8.43
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .14                  .15                  .17                  .18                  .18(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.82                (1.06)                2.69                 1.63                 1.53
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 2.96                 (.91)                2.86                 1.81                 1.71
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.10)                (.14)                (.16)                (.19)                (.08)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.27)                (.83)                (.47)                (.27)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.37)                (.97)                (.63)                (.46)                (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $14.35               $11.76               $13.64               $11.41               $10.06
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               25.55                (7.01)               26.25                18.75                20.45
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $664,640             $602,273             $486,107             $210,531             $122,228
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.21                 1.31                 1.39                 1.45                 1.49(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.00                 1.13                 1.42                 1.72                 1.98(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              105.11               146.58                99.96               100.93                88.36
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                 Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $11.59               $13.47               $11.29                $9.97                $8.39
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .03                  .05                  .08                  .10                  .11(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.78                (1.05)                2.67                 1.64                 1.52
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 2.81                (1.00)                2.75                 1.74                 1.63
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.01)                (.05)                (.10)                (.15)                (.05)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.27)                (.83)                (.47)                (.27)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.28)                (.88)                (.57)                (.42)                (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $14.12               $11.59               $13.47               $11.29                $9.97
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               24.52                (7.72)               25.23                18.04                19.57
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $470,073             $385,645             $357,501             $199,871             $116,263
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.96                 2.06                 2.14                 2.21                 2.23(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .25                  .40                  .68                  .95                 1.22(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              105.11               146.58                99.96               100.93                88.36
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                  Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $11.50               $13.38               $11.24                $9.93                $8.39
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .03                  .05                  .08                  .10                  .11(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.75                (1.04)                2.65                 1.63                 1.51
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 2.78                 (.99)                2.73                 1.73                 1.62
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.01)                (.06)                (.12)                (.15)                (.08)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.27)                (.83)                (.47)                (.27)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.28)                (.89)                (.59)                (.42)                (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $14.00               $11.50               $13.38               $11.24                $9.93
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               24.47                (7.70)               25.31                18.01                19.46
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $103,209              $88,076              $68,749              $27,556               $7,985
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.96                 2.06                 2.14                 2.23                 2.23(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .25                  .41                  .67                  .94                 1.24(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              105.11               146.58                99.96               100.93                88.36
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 3, 1995+
operating performance                                                   Year ended September 30                       to Sept. 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $11.60               $13.49               $11.32               $10.01                $8.39
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .07                  .08                  .11                  .12                  .08(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.80                (1.05)                2.67                 1.64                 1.54
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 2.87                 (.97)                2.78                 1.76                 1.62
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.05)                (.09)                (.14)                (.18)                  --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.27)                (.83)                (.47)                (.27)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.32)                (.92)                (.61)                (.45)                  --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $14.15               $11.60               $13.49               $11.32               $10.01
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               25.05                (7.52)               25.63                18.21                19.31*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $59,604              $49,702              $34,381              $12,369               $3,160
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.71                 1.81                 1.89                 1.95                 1.45(d)*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .50                  .65                  .92                 1.16                  .79(d)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              105.11               146.58                99.96               100.93                88.36
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                  Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $11.84               $13.72               $11.47               $10.09                $8.43
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .17                  .18                  .21                  .21                  .17(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.83                (1.07)                2.70                 1.65                 1.57
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 3.00                 (.89)                2.91                 1.86                 1.74
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.13)                (.16)                (.19)                (.21)                (.08)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.27)                (.83)                (.47)                (.27)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.40)                (.99)                (.66)                (.48)                (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $14.44               $11.84               $13.72               $11.47               $10.09
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               25.76                (6.79)               26.54                19.20                20.94
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $386,363             $203,595             $233,292              $58,301              $45,150
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)              .96                 1.06                 1.14                 1.21                 1.28(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.24                 1.40                 1.71                 1.97                 2.05(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              105.11               146.58                99.96               100.93                88.36
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Statement of assets and liabilities
September 30, 1999

Putnam Asset Allocation: Balanced Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,783,889,781) (Note 1)                                        $1,961,624,913
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $50,102,000) (Note 1)                                               50,102,000
-----------------------------------------------------------------------------------------------
Cash                                                                                    980,163
-----------------------------------------------------------------------------------------------
Receivable from sub-custodian                                                         2,242,858
-----------------------------------------------------------------------------------------------
Foreign currency                                                                     17,996,784
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            11,365,426
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,646,240
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       17,964,040
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        3,630,800
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                      1,036,757
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,071,589,981

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            235,696
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     6,804
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     24,754,795
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            7,209,086
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,039,926
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              475,767
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            37,202
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,734
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,287,735
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           4,058,841
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           715,014
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $4,838,365)                      4,835,872
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  122,204
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    46,783,676
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,024,806,305

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,693,787,134
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             89,862
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                          144,646,906
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        186,282,403
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,024,806,305

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($873,219,418 divided by 71,096,719 shares)                                              $12.28
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.28)*                                  $13.03
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($553,738,177 divided by 45,314,407 shares)**                                            $12.22
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($120,659,715 divided by 9,928,714 shares)**                                             $12.15
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($66,853,732 divided by 5,450,790 shares)                                                $12.26
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.26)*                                  $12.70
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($410,335,263 divided by 33,387,201 shares)                                              $12.29
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999

Putnam Asset Allocation: Balanced Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $229,211)                                          $ 43,688,871
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $580,215)                                           16,010,725
-----------------------------------------------------------------------------------------------
Total investment income                                                              59,699,596

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     11,705,604
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,348,396
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        33,650
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         18,881
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,402,702
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 5,489,836
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 1,131,024
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   495,744
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  78,663
-----------------------------------------------------------------------------------------------
Registration fees                                                                        49,059
-----------------------------------------------------------------------------------------------
Auditing                                                                                 83,851
-----------------------------------------------------------------------------------------------
Legal                                                                                    13,643
-----------------------------------------------------------------------------------------------
Postage                                                                                 256,885
-----------------------------------------------------------------------------------------------
Other                                                                                   105,673
-----------------------------------------------------------------------------------------------
Total expenses                                                                       27,213,611
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (390,119)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         26,823,492
-----------------------------------------------------------------------------------------------
Net investment income                                                                32,876,104
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    157,160,516
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (9,383,352)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (869,357)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                                                    1,722,161
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
and TBA sale commitments during the year                                            143,199,232
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             291,829,200
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $324,705,304
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   32,876,104  $   33,067,514
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       146,907,807      40,629,060
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    144,921,393    (171,479,401)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     324,705,304     (97,782,827)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (17,001,979)    (13,459,243)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (5,733,718)     (4,125,880)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,222,425)       (785,030)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (860,001)       (583,502)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (6,217,689)     (4,212,140)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (14,689,181)    (51,741,621)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (8,284,024)    (32,302,821)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,662,318)     (5,432,068)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (985,347)     (3,496,761)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (3,641,867)    (16,085,456)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    65,633,045     454,601,683
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        330,039,800     224,594,334

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,694,766,505   1,470,172,171
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $89,862 and $269,507, respectively),                                   $2,024,806,305  $1,694,766,505
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                 Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $10.66               $12.28               $10.71                $9.67                $8.33
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .23                  .26                  .28                  .29                  .27(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.78                 (.84)                2.13                 1.32                 1.27
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 2.01                 (.58)                2.41                 1.61                 1.54
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.21)                (.18)                (.31)                (.28)                (.20)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.18)                (.86)                (.53)                (.29)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.39)               (1.04)                (.84)                (.57)                (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $12.28               $10.66               $12.28               $10.71                $9.67
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               19.09                (4.97)               23.82                17.41                18.73
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $873,219             $846,574             $680,720             $327,326             $152,317
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.14                 1.22                 1.27                 1.33                 1.32(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.89                 2.17                 2.44                 2.83                 2.95(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              119.70               158.14               136.75               122.12               106.03
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                  Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $10.61               $12.23               $10.67                $9.64                $8.31
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .14                  .17                  .19                  .21                  .20(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.78                 (.83)                2.13                 1.32                 1.26
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.92                 (.66)                2.32                 1.53                 1.46
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.13)                (.10)                (.23)                (.21)                (.13)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.18)                (.86)                (.53)                (.29)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.31)                (.96)                (.76)                (.50)                (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $12.22               $10.61               $12.23               $10.67                $9.64
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               18.22                (5.70)               22.95                16.54                17.83
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $553,738             $482,029             $442,463             $264,830             $159,230
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.89                 1.97                 2.02                 2.08                 2.07(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.13                 1.42                 1.70                 2.08                 2.26(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              119.70               158.14               136.75               122.12               106.03
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                 Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $10.56               $12.18               $10.64                $9.62                $8.31
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .13                  .16                  .19                  .22                  .20(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.77                 (.82)                2.11                 1.30                 1.27
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.90                 (.66)                2.30                 1.52                 1.47
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.13)                (.10)                (.23)                (.21)                (.16)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.18)                (.86)                (.53)                (.29)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.31)                (.96)                (.76)                (.50)                (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $12.15               $10.56               $12.18               $10.64                $9.62
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               18.14                (5.70)               22.86                16.47                17.89
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $120,660              $94,553              $70,847              $29,724              $11,921
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.89                 1.97                 2.02                 2.09                 2.09(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.12                 1.41                 1.70                 2.18                 2.22(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              119.70               158.14               136.75               122.12               106.03
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                            Feb. 6, 1995+
operating performance                                       Year ended September 30                                   to Sept. 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $10.65               $12.27               $10.71                $9.66                $8.34
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .17                  .20                  .22                  .24                  .14(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.78                 (.83)                2.13                 1.34                 1.31
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.95                 (.63)                2.35                 1.58                 1.45
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.16)                (.13)                (.26)                (.24)                (.13)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.18)                (.86)                (.53)                (.29)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.34)                (.99)                (.79)                (.53)                (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $12.26               $10.65               $12.27               $10.71                $9.66
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               18.45                (5.46)               23.19                17.05                17.46*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $66,854              $55,511              $44,121              $14,967               $3,509
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.64                 1.72                 1.77                 1.84                 1.38(d)*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.38                 1.67                 1.93                 2.42                 1.56(d)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              119.70               158.14               136.75               122.12               106.03
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                  Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $10.67               $12.29               $10.71                $9.66                $8.33
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(c)               .26                  .29                  .31                  .31                  .29(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.78                 (.84)                2.14                 1.34                 1.26
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 2.04                 (.55)                2.45                 1.65                 1.55
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.24)                (.21)                (.34)                (.31)                (.22)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.18)                (.86)                (.53)                (.29)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.42)               (1.07)                (.87)                (.60)                (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $12.29               $10.67               $12.29               $10.71                $9.66
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               19.37                (4.74)               24.21                17.81                18.89
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $410,335             $216,100             $232,021             $126,482              $71,661
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)              .89                  .97                 1.02                 1.08                 1.07(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.10                 2.43                 2.70                 3.03                 3.35(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              119.70               158.14               136.75               122.12               106.03
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Statement of assets and liabilities
September 30, 1999

Putnam Asset Allocation: Conservative Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $704,990,860) (Note 1)                                            $728,977,687
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $37,145,000) (Note 1)                                               37,145,000
-----------------------------------------------------------------------------------------------
Foreign currency                                                                      5,940,070
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             6,436,679
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,267,928
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       12,863,258
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          804,310
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        549,879
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          99,891
-----------------------------------------------------------------------------------------------
Total assets                                                                        795,084,702

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustiodian (Note 2)                                                       141,538
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     20,588,214
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,880,136
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,282,436
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              237,266
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            15,771
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,538
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  507,927
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           3,155,984
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           141,500
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $7,587,182)                      7,582,284
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   88,111
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    35,623,705
-----------------------------------------------------------------------------------------------
Net assets                                                                         $759,460,997

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $702,308,325
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          9,085,866
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               23,868,837
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         24,197,969
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $759,460,997

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($373,313,258 divided by 35,891,780 shares)                                              $10.40
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.40)*                                  $11.03
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($187,112,406 divided by 18,048,442 shares)**                                            $10.37
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($58,831,073 divided by 5,688,691 shares)**                                              $10.34
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($29,373,042 divided by 2,833,694 shares)                                                $10.37
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.37)*                                  $10.75
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($110,831,218 divided by 10,640,587 shares)                                              $10.42
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999

Putnam Asset Allocation: Conservative Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $106,556)                                           $29,627,413
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $117,367)                                            3,363,216
-----------------------------------------------------------------------------------------------
Total investment income                                                              32,990,629

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,864,689
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,481,755
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        17,738
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,103
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,014,619
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,817,752
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   558,282
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   177,406
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  24,415
-----------------------------------------------------------------------------------------------
Registration fees                                                                        66,087
-----------------------------------------------------------------------------------------------
Auditing                                                                                 73,238
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,287
-----------------------------------------------------------------------------------------------
Postage                                                                                  97,185
-----------------------------------------------------------------------------------------------
Other                                                                                    40,776
-----------------------------------------------------------------------------------------------
Total expenses                                                                       11,251,332
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (162,453)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         11,088,879
-----------------------------------------------------------------------------------------------
Net investment income                                                                21,901,750
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     22,524,970
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,388,321
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                          12,693,365
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                   (3,191,821)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
and TBA sale commitments during the year                                             14,408,573
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              47,823,408
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $69,725,158
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 21,901,750    $ 20,081,572
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        36,606,656       6,161,967
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     11,216,752     (33,757,909)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      69,725,158      (7,514,370)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (13,105,936)     (6,966,826)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,776,576)     (1,866,547)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,480,210)       (456,355)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (677,682)       (252,645)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,861,346)       (533,235)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                          (2,288,170)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (833,945)             --
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (258,431)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (118,317)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (324,973)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (3,163,448)    (12,929,412)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,383,942)     (5,974,120)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (418,800)     (1,238,650)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (175,747)       (541,685)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (228,480)       (823,320)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                  --      (3,009,400)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,390,513)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --        (288,303)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (126,081)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (191,633)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    99,357,554     171,400,189
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        137,986,709     127,297,094

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   621,474,288     494,177,194
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $9,085,866 and $358,007, respectively)                                   $759,460,997    $621,474,288
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.81               $10.61                $9.69                $9.19                $8.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                  .34(c)               .38(c)               .38(c)               .36                  .33(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .73                 (.45)                1.22                  .68                  .90
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.07                 (.07)                1.60                 1.04                 1.23
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.34)                (.20)                (.35)                (.36)                (.27)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    (.06)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.08)                (.43)                (.33)                (.18)                  --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                 (.10)                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.48)                (.73)                (.68)                (.54)                (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $10.40                $9.81               $10.61                $9.69                $9.19
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               11.05                 (.69)               17.26                11.73                15.27
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $373,313             $367,806             $295,239             $106,933              $57,341
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.31                 1.39                 1.38                 1.47                 1.22(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.25                 3.67                 3.74                 4.08                 4.48(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              165.48               203.19               219.44               183.67               159.80
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                 Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.78               $10.57                $9.66                $9.16                $8.22
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                  .26(c)               .30(c)               .30(c)               .29                  .30(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .73                 (.43)                1.22                  .68                  .85
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .99                 (.13)                1.52                  .97                 1.15
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.26)                (.13)                (.28)                (.29)                (.21)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    (.06)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.08)                (.43)                (.33)                (.18)                  --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                 (.10)                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.40)                (.66)                (.61)                (.47)                (.21)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $10.37                $9.78               $10.57                $9.66                $9.16
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               10.29                (1.32)               16.36                10.96                14.22
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $187,112             $162,807             $138,457              $94,954              $65,783
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             2.06                 2.14                 2.13                 2.22                 1.98(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.50                 2.92                 2.97                 3.33                 3.81(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              165.48               203.19               219.44               183.67               159.80
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                 Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.75               $10.56                $9.64                $9.15                $8.22
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                  .26(c)               .30(c)               .29(c)               .30                  .29(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .74                 (.45)                1.24                  .66                  .87
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.00                 (.15)                1.53                  .96                 1.16
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.26)                (.13)                (.28)                (.29)                (.23)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    (.07)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.08)                (.43)                (.33)                (.18)                  --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                 (.10)                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.41)                (.66)                (.61)                (.47)                (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $10.34                $9.75               $10.56                $9.64                $9.15
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               10.34                (1.51)               16.52                10.86                14.41
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $58,831              $45,740              $29,032              $16,326               $7,198
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             2.06                 2.14                 2.13                 2.22                 1.89(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)             2.50                 2.93                 2.96                 3.30                 3.92(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              165.48               203.19               219.44               183.67               159.80
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                          Feb. 7, 1995+
operating performance                                       Year ended September 30                                 to Sept. 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996               1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.78               $10.59                $9.67                $9.18                $8.21
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                  .29(c)               .33(c)               .32(c)               .33                  .21(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .73                 (.46)                1.24                  .66                  .92
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.02                 (.13)                1.56                  .99                 1.13
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.29)                (.15)                (.31)                (.32)                (.16)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    (.06)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.08)                (.43)                (.33)                (.18)                  --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                 (.10)                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.43)                (.68)                (.64)                (.50)                (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $10.37                $9.78               $10.59                $9.67                $9.18
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               10.56                (1.27)               16.80                11.17                13.92*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $29,373              $18,868              $12,689               $4,622               $1,366
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.81                 1.89                 1.88                 1.96                 1.10(d)*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.77                 3.17                 3.19                 3.60                 2.73(d)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              165.48               203.19               219.44               183.67               159.80
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                 Year ended September 30
---------------------------------------------------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.82               $10.62                $9.69                $9.19                $8.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                  .36(c)               .41(c)               .40(c)               .38                  .36(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .75                 (.45)                1.23                  .68                  .89
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.11                 (.04)                1.63                 1.06                 1.25
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.36)                (.23)                (.37)                (.38)                (.29)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    (.07)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (.08)                (.43)                (.33)                (.18)                  --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                 (.10)                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.51)                (.76)                (.70)                (.56)                (.29)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $10.42                $9.82               $10.62                $9.69                $9.19
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)               11.42                 (.44)               17.62                11.99                15.54
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $110,831              $26,253              $18,760               $6,025               $1,818
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)             1.06                 1.14                 1.13                 1.22                  .92(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.50                 3.93                 3.96                 4.45                 4.93(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              165.48               203.19               219.44               183.67               159.80
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.



Notes to financial statements
September 30, 1999

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. See Sections F, G, H and I of Note 1 with respect to valuation of forward currency contracts, futures and options contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities they own or in which they may invest to increase their current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of each fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The funds may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 1999, the funds had no borrowings against the line of credit.

K) Federal taxes It is the policy of each fund to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, nontaxable dividends, defaulted bond interest, unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities, realized gains and losses on passive foreign investment companies, unrealized gains and losses on passive foreign investment companies, foreign market discount, accretion of market discount reversed for tax, and amortization of premium reversed for tax. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. Reclassifications for the year ended September 30, 1999 were as follows:

Undistributed Net Investment Income
-----------------------------------------------------------
Growth Portfolio                                (4,667,287)
Balanced Portfolio                              (2,019,937)
Conservative Portfolio                          12,551,695
-----------------------------------------------------------

Accumulated Net Realized Gain
-----------------------------------------------------------
Growth Portfolio                                 5,159,132
Balanced Portfolio                               5,125,564
Conservative Portfolio                         (11,498,518)
-----------------------------------------------------------

Additional Paid-in Capital
-----------------------------------------------------------
Growth Portfolio                                  (491,845)
Balanced Portfolio                              (3,105,627)
Conservative Portfolio                          (1,053,177)
-----------------------------------------------------------

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $318,634, $390,119, and $162,453 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,699, $1,738, and $938 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) has been allocated to the funds, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $522,938 and $45,580 from the sale of class A and class M shares, respectively, and received $2,029,132 and $60,570 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $54,452 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

                                                  U.S. Government Obligations
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth
Portfolio                                     $234,138,027       $228,612,041
-----------------------------------------------------------------------------
Balanced
Portfolio                                      259,311,263        206,192,524
-----------------------------------------------------------------------------
Conservative
Portfolio                                      381,215,671        352,411,725
-----------------------------------------------------------------------------

                                                             Other Securities
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth
Portfolio                                   $1,401,323,657     $1,345,024,578
-----------------------------------------------------------------------------
Balanced
Portfolio                                    2,024,998,007      1,970,366,887
-----------------------------------------------------------------------------
Conservative
Portfolio                                      786,049,081        686,353,696
-----------------------------------------------------------------------------

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     18,752,326       $258,495,329
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,462,109         18,875,831
-----------------------------------------------------------------------------
Shares
repurchased                                    (25,108,226)      (349,190,266)
-----------------------------------------------------------------------------
Net decrease                                    (4,893,791)      $(71,819,106)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,621,616       $324,604,400
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,138,681         38,573,774
-----------------------------------------------------------------------------
Shares
repurchased                                    (12,185,516)      (159,028,024)
-----------------------------------------------------------------------------
Net increase                                    15,574,781       $204,150,150
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,079,466        $81,965,810
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      703,237          8,980,332
-----------------------------------------------------------------------------
Shares
repurchased                                     (6,754,966)       (91,948,806)
-----------------------------------------------------------------------------
Net increase
(decrease)                                          27,737        $(1,002,664)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,551,527       $123,782,632
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,908,500         23,246,065
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,740,088)       (61,044,722)
-----------------------------------------------------------------------------
Net increase                                     6,719,939       $ 85,983,975
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,904,307        $25,665,203
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      155,976          1,979,527
-----------------------------------------------------------------------------
Shares
repurchased                                     (2,349,688)       (31,738,963)
-----------------------------------------------------------------------------
Net decrease                                      (289,405)       $(4,094,233)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,243,937        $41,705,965
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      372,280          4,500,861
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,096,464)       (13,897,436)
-----------------------------------------------------------------------------
Net increase                                     2,519,753        $32,309,390
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,465,010        $19,502,042
-----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                      110,711          1,414,889
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,647,545)       (22,770,812)
-----------------------------------------------------------------------------
Net decrease                                       (71,824)       $(1,853,881)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,169,821        $27,889,545
-----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                      209,497          2,551,663
-----------------------------------------------------------------------------
Shares
repurchased                                       (644,734)        (8,293,971)
-----------------------------------------------------------------------------
Net increase                                     1,734,584        $22,147,237
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,271,247       $214,959,955
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      530,451          6,879,074
-----------------------------------------------------------------------------
Shares
repurchased                                     (6,244,410)       (87,204,382)
-----------------------------------------------------------------------------
Net increase                                     9,557,288       $134,634,647
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,578,714       $ 47,181,760
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,344,667         16,606,566
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,736,367)       (62,245,654)
-----------------------------------------------------------------------------
Net increase                                       187,014       $  1,542,672
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,789,898      $ 319,446,022
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,657,991         31,312,005
-----------------------------------------------------------------------------
Shares
repurchased                                    (37,757,615)      (455,952,183)
-----------------------------------------------------------------------------
Net decrease                                    (8,309,726)     $(105,194,156)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     38,114,271      $ 445,949,649
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,783,912         64,542,247
-----------------------------------------------------------------------------
Shares
repurchased                                    (19,920,933)      (233,259,051)
-----------------------------------------------------------------------------
Net increase                                    23,977,250      $ 277,232,845
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,301,654        $98,580,466
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,124,391         13,101,703
-----------------------------------------------------------------------------
Shares
repurchased                                     (9,541,695)      (113,931,558)
-----------------------------------------------------------------------------
Net decrease                                      (115,650)       $(2,249,389)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,283,531       $155,148,314
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,069,468         34,027,927
-----------------------------------------------------------------------------
Shares
repurchased                                     (7,114,827)       (82,698,219)
-----------------------------------------------------------------------------
Net increase                                     9,238,172       $106,478,022
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,361,616       $ 40,015,780
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      223,409          2,591,926
-----------------------------------------------------------------------------
Shares
repurchased                                     (2,611,861)       (31,143,056)
-----------------------------------------------------------------------------
Net increase                                       973,164       $ 11,464,650
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,021,414        $46,821,621
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      506,490          5,589,640
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,390,736)       (16,089,944)
-----------------------------------------------------------------------------
Net increase                                     3,137,168        $36,321,317
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,910,023       $ 22,711,244
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      152,511          1,789,141
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,823,486)       (22,015,241)
-----------------------------------------------------------------------------
Net increase                                       239,048       $  2,485,144
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,623,574        $30,830,284
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      330,776          3,686,141
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,337,772)       (15,551,147)
-----------------------------------------------------------------------------
Net increase                                     1,616,578        $18,965,278
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     18,714,733       $226,860,733
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      830,901          9,859,556
-----------------------------------------------------------------------------
Shares
repurchased                                     (6,417,534)       (77,593,493)
-----------------------------------------------------------------------------
Net increase                                    13,128,100       $159,126,796
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,040,688       $ 59,227,756
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,817,279         20,297,596
-----------------------------------------------------------------------------
Shares
repurchased                                     (5,485,023)       (63,921,131)
-----------------------------------------------------------------------------
Net increase                                     1,372,944        $15,604,221
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,911,751       $164,942,186
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,771,466         18,189,578
-----------------------------------------------------------------------------
Shares
repurchased                                    (19,288,553)      (200,954,773)
-----------------------------------------------------------------------------
Net decrease                                    (1,605,336)      $(17,823,009)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,094,070      $ 206,991,701
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,251,230         22,562,077
-----------------------------------------------------------------------------
Shares
repurchased                                    (12,671,876)      (130,983,828)
-----------------------------------------------------------------------------
Net increase                                     9,673,424      $  98,569,950
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,648,804        $48,054,330
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      607,685          6,213,353
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,853,643)       (39,855,674)
-----------------------------------------------------------------------------
Net increase                                     1,402,846        $14,412,009
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,012,610        $61,736,994
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      818,845          8,164,752
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,281,345)       (33,719,671)
-----------------------------------------------------------------------------
Net increase                                     3,550,110        $36,182,075
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,910,586        $30,014,096
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      187,718          1,916,327
-----------------------------------------------------------------------------
Shares
repurchased                                     (2,098,944)       (21,792,052)
-----------------------------------------------------------------------------
Net increase                                       999,360        $10,138,371
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,677,788        $27,211,811
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      184,292          1,834,269
-----------------------------------------------------------------------------
Shares
repurchased                                       (923,229)        (9,460,711)
-----------------------------------------------------------------------------
Net increase                                     1,938,851        $19,585,369
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,447,538        $14,991,909
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       92,868            950,726
-----------------------------------------------------------------------------
Shares
repurchased                                       (635,492)        (6,614,546)
-----------------------------------------------------------------------------
Net increase                                       904,914        $ 9,328,089
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,170,382        $12,071,907
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       89,518            894,846
-----------------------------------------------------------------------------
Shares
repurchased                                       (529,912)        (5,449,767)
-----------------------------------------------------------------------------
Net increase                                       729,988        $ 7,516,986
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,982,451       $124,630,096
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      233,490          2,414,799
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,250,057)       (43,742,801)
-----------------------------------------------------------------------------
Net increase                                     7,965,884       $ 83,302,094
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,139,073       $ 22,281,129
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      154,113          1,548,188
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,385,178)       (14,283,508)
-----------------------------------------------------------------------------
Net increase                                       908,008       $  9,545,809
-----------------------------------------------------------------------------

As of September 30, 1999, Putnam
Investments, Inc. owned the
following shares,
                                                 %                 Market
Fund                         Shares          Ownership             Value
-----------------------------------------------------------------------------
Growth
Class Y                    9,645,078          36.06%           $139,274,926
-----------------------------------------------------------------------------
Balanced
Class Y                   28,517,167          85.41%           $350,475,982
-----------------------------------------------------------------------------
Conservative
Class A                   10,700,285          29.81%           $111,282,964
Class M                      301,943          10.66%              3,131,149
Class Y                    7,760,941          72.94%             80,869,005
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Funds hereby designates $138,598,478, $131,999,234, and $21,685,334 for
Growth, Balanced, and Conservative, respectively, as capital gain, for its taxable year ended September 30, 1999.

The funds has designated 27.20%, 23.13%, 9.73%, for Growth, Balanced, and Conservative, respectively, of the distributions net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Stephen Oristaglio
Vice President

William J. Landes
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------



AN060-56140 250/259/264 11/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds
Supplement to Annual Report dated 9/30/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
Periods ended 9/30/99

              1 year    5 years      5 years     Life-of-fund*  Life-of-fund*
                      cumulative  annual average   cumulative   annual average

Growth
portfolio     25.76%    113.83%       16.42%        112.07%         14.26%
Balanced
portfolio     19.37      97.83        14.62          95.07          12.57
Conservative
portfolio     11.42      68.83        11.04          64.78           9.25

* Inception of Y shares (9/1/94)

----------------------------------------------------------------------------
Share value at NAV          9/30/98          9/30/99

Growth portfolio             $11.84           $14.44
Balanced portfolio            10.67            12.29
Conservative portfolio         9.82            10.42
----------------------------------------------------------------------------

                         No.    Income       Capital gains          Total
Distributions:                            Long-term  Short-term

Growth portfolio         1      $0.131     $0.267     $0.006       $0.404
Balanced portfolio       4       0.244      0.181         --        0.425
Conservative portfolio   4       0.425      0.082         --        0.507
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.